UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Gregory F. Niland

American Funds Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM Annual report for the year ended October 31, 2020

Invest in portfolios
designed to pursue
real-life objectives

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2020 (the most recent calendar quarter-end). Also shown are the gross expense ratios as of the series prospectus dated January 1, 2021 (unaudited). The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	Lifetime (since 5/18/12)	expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	13.00%	10.88%	11.01%	0.82%
American Funds Growth PortfolioSM	13.40	11.48	12.14	0.73
American Funds Growth and Income PortfolioSM	6.10	8.59	9.18	0.66
American Funds Moderate Growth and Income PortfolioSM	3.62	7.32	8.18	0.66
American Funds Conservative Growth and Income PortfolioSM	–3.05	5.33	5.83	0.60

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Aware Conservative Growth and Income PortfolioSM (formerly American Funds Tax-Advantaged Growth and Income PortfolioSM)	0.50	6.47	7.21	0.66

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	3.10	1.83	1.46	0.66
American Funds Tax-Exempt Preservation PortfolioSM	0.79	1.64	1.83	0.67 *

*	The net expense ratio for American Funds Tax-Exempt Preservation Portfolio was 0.66% as of the series prospectus dated January 1, 2021 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio, and has in the past reimbursed certain expenses for other funds. Fund results and the net expense ratio reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. After January 1, 2022, the adviser may modify or terminate the reimbursements. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	The value of a $10,000 investment
6	A look inside the funds
10	Investment portfolios
21	Financial statements
96	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for the American Funds Portfolio Series, for the twelve-month period ended October 31, 2020.

All funds of funds in the series returned positive results for the period, led by the American funds Growth Portfolio at 14.43% and American Funds Global Growth Portfolio, slightly behind at 14.09%. American Funds Tax-Aware Conservative Growth and Income Portfolio returned 1.95% and American Funds Conservative Growth and Income Portfolio finished the period at 0.23%.

About the series

Effective January 1, 2020, the Portfolio Oversight Committee (POC) was split into two distinct teams, one of which — the Portfolio Solutions Committee — now oversees American Funds Portfolio Series. The Portfolio Solutions Committee includes prior POC members Alan Berro, Wesley Phoa and Andrew Suzman, and additional portfolio managers Michelle Black, Samir Mathur, John Queen and Will Robbins.

The economy

It would be difficult to find a news article or commentary about the year 2020 that does not include the word “unprecedented” as a descriptor. So, first, we acknowledge that this year has presented the world with challenges on a scale not seen in recent history. The global pandemic created chaos and hardships. Civil unrest fostered a sense of danger and loss of control. The political landscape was volatile and more rancorous than usual. There was plenty of general uncertainty.

As a result of precautions taken to deal with the COVID-19 pandemic, this past March saw a near-total shutdown of the nation. To help prop up the battered economy, which had been doing fairly well until that point, the government passed the largest stimulus bill in U.S. history (a $2 trillion relief package). For its part, the Federal Reserve expanded its balance sheet from $4.3 trillion in mid-March to $7.2 trillion in early June. In the period that followed, parts of the economy began to reopen and signs of recovery became evident. Strong GDP numbers in the third quarter represented about a two-thirds recovery of those first-quarter losses.

To date, while the course of the pandemic remains uncertain, there are signs of life in the economy. Some important points should be kept in mind: This year, the U.S. economy experienced a contraction of a magnitude not seen since the Great Depression. However, this sits in stark contrast to the strength of some parts of the stock market, which have surged during this time. While it may be tempting to contrast a healthy stock market with the fact that many people are suffering financially, physically and emotionally, we think it’s important to acknowledge that markets are not an index of general social well-being. Equity indexes are not rigidly connected to the state of the world or peoples’ lives. Finally, investors are usually encouraged to look at the big picture, but in such an unusual environment, this becomes more difficult. We can be cautiously optimistic about the future and, based on past recoveries, have reason to hope 2020 will be a bleak period to look back on from much brighter circumstances.

The stock market

This year, it became more difficult than usual to group stocks and companies and to frame a big picture that would help us understand this environment. Stock selection came increasingly into focus for investors. Our approach is always to closely scrutinize each company and investment and this year it had to be that much more granular – that is, deciding to “buy tech” was not enough. With a slow and erratic recovery, there was time for investment managers to make decisions based on fundamental research. That said, macro factors were at play in some sectors: Notably, an oil price war between Russia and Saudi Arabia sent oil prices and energy stocks plummeting.

For the most part, however, the reporting period saw extraordinary growth among

American Funds Portfolio Series	1

larger U.S. companies within major indexes. Tesla shares soared 392%. Apple became the first U.S. company with a market capitalization of $2 trillion, only two years after surpassing the $1 trillion milestone. Like several other large tech companies, Apple benefited from robust online sales and strong demand while consumers sheltered at home. Amazon, Alphabet and Facebook also outpaced the broader market and touched record highs.

By the end of the reporting period, global stocks had posted a second consecutive quarter of strong gains following the earlier selloff. Both developed and emerging markets rose, supported by massive government stimulus measures and investor optimism for a global economic recovery. Businesses reopened, and consumers adapted to new guidelines affecting work, commerce and recreation. Many trends evident since March continued, with growth stocks meaningfully outpacing value stocks, U.S. equity markets leading their non-U.S. peers and dividend-paying equities significantly lagging low- and non-yielding securities. For funds of funds, dividend-oriented strategies did not display the buoyancy in this recession that they have in past equity bear markets. Some dividend-paying stocks that had been quite resilient in the past were negatively impacted by the demand shock from pandemic-related public health measures.

While additional COVID-19 outbreaks sent markets somewhat lower in September, the broad equity market, led by technology stocks, completed a full reversal of the bear market’s steep losses: Between March 23 and September 2, the Standard & Poor’s 500 Composite Index soared over 61%.

The bond market

We believe that different types of fixed income investments play different roles in investor portfolios. Bond funds should provide diversity from equities, capital preservation, income, and inflation protection. U.S. bonds have done this very successfully in 2020.

Bond returns in the first calendar quarter were mixed, with U.S. Treasuries rallying 8% as demand soared for perceived safe-haven assets. Investment-grade (bonds rated BBB/Baa and above) and high-yield corporate bond returns fell 4% and 13%, respectively. In late March, the Fed cut interest rates to near zero and purchased assets aggressively, including, for the first time, corporate bonds. The European Central Bank also launched a bond-buying program to ease fears and provide a backstop.

By the third calendar quarter, U.S. bond markets continued modest gains, as investment-grade corporate and high-yield debt more than recovered their first-quarter losses. Government bond returns were modest as demand for safety waned. The Fed left rates unchanged and maintained existing commitments to provide sustained stimulus as virus cases continued to increase into the fall.

The Bloomberg Barclays U.S. Aggregate Index gained less than 1% for the third calendar quarter but was up over 6% year to date. High-yield and emerging market debt benefited from investors’ increased appetite for risk during the third quarter.

Inside the series

As the eight portfolios in the series are combinations of individual funds, the results of the underlying funds are a primary driver of the series results. Funds with a growth-oriented focus outpaced those with a growth-and-income and equity-income objective. These growth-oriented funds tended to hold larger allocations to information technology and consumer discretionary companies, which rallied strongly through the third quarter, after gaining steadily over much of the year. And they held lower investments in energy companies, which fell sharply. In contrast, funds with growth-and-income and equity-income objectives tended to have larger investments in higher yielding sectors, which trailed the broader market.

As mentioned, U.S. Treasuries rallied early in the year, owing to demand from investors seeking safety. However toward the end of the reporting period, fixed income funds with meaningful investments in corporate bonds fared better than those with larger positions in government bonds.

Moving forward

As we have clearly seen this year, our emphasis and reliance on multiple perspectives is more important than ever. With different sectors of the markets performing with such disparity, our system of investing — The Capital SystemSM — has become ever more critical. We intentionally emphasize multiple, diverse perspectives within the portfolio management teams of our underlying funds, with each manager controlling a slice of the overall portfolio. In this way, no one person drives all investment decision-making, and the portfolios reflect a variety of experiences and ideas.

As we continue to press forward, we are right there, with you. The next year will be filled with challenges, some extraordinary, some expected. Although the timing is uncertain, we are anticipating a vaccine, which will have to be tested, approved and distributed sufficiently to be effective. The U.S. political landscape will have shifted. Markets will continue to react. All that considered, we believe that, as always, the markets ultimately will rebalance and the economy will recover. We continue to encourage you to take a long-term view on investing.

As always, we thank you for your trust in our efforts and look forward to reporting to you in the next year.

Cordially,

Andrew B. Suzman
President

December 10, 2020

For current information about the series, visit capitalgroup.com.

2	American Funds Portfolio Series

Results at a glance

For periods ended October 31, 2020, with all distributions reinvested for Class A shares

	Cummulative total returns	Average annual total returns
	1 year	5 years	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio	14.09%	10.25%	11.41%
MSCI All Country World Index*,†	4.89	8.11	9.69
Lipper Global Large-Cap Growth Funds Index	17.52	11.76	12.14

American Funds Growth Portfolio	14.43	10.84	12.50
Standard & Poor’s 500 Composite Index*	9.71	11.71	13.89
MSCI All Country World ex USA Index*,†	-2.61	4.26	5.70
Lipper Global Multi-Cap Growth Funds Index	23.13	12.04	12.25

American Funds Growth and Income Portfolio	7.92	8.07	9.56
Standard & Poor’s 500 Composite Index*	9.71	11.71	13.89
MSCI All Country World ex USA Index*,†	-2.61	4.26	5.70
Bloomberg Barclays Global Aggregate Index*	5.63	3.90	2.15
Lipper Mixed-Asset Target Allocation Growth Funds Index	7.95	7.72	9.13

American Funds Moderate Growth and Income Portfolio	5.92	7.09	8.60
Standard & Poor’s 500 Composite Index*	9.71	11.71	13.89
MSCI All Country World ex USA Index*,†	-2.61	4.26	5.70
Bloomberg Barclays U.S. Aggregate Index*	6.19	4.08	3.26
Lipper Mixed-Asset Target Allocation Growth Funds Index	7.95	7.72	9.13

American Funds Conservative Growth and Income Portfolio	0.23	5.35	6.30
Standard & Poor’s 500 Composite Index*	9.71	11.71	13.89
MSCI All Country World ex USA Index*,†	-2.61	4.26	5.70
Bloomberg Barclays U.S. Aggregate Index*	6.19	4.08	3.26
Lipper Mixed-Asset Target Allocation Moderate Funds Index	4.97	6.33	7.31

American Funds Tax-Aware Conservative Growth and Income Portfolio (formerly American Funds Tax-Advantaged Growth and Income Portfolio)	1.95	6.11	7.43
Standard & Poor’s 500 Composite Index*	9.71	11.71	13.89
MSCI All Country World ex USA Index*,†	-2.61	4.26	5.70
Bloomberg Barclays Municipal Bond Index*	3.59	3.70	3.53
Lipper Mixed-Asset Target Allocation Moderate Funds Index	4.97	6.33	7.31

American Funds Preservation Portfolio	5.39	2.33	1.75
Bloomberg Barclays 1–5 Year U.S. Government/Credit A+ Index*	4.41	2.43	1.90
Lipper Short-Intermediate Investment-Grade Debt Funds Index	5.05	3.09	2.49

American Funds Tax-Exempt Preservation Portfolio	2.98	2.04	2.11
Bloomberg Barclays Municipal Bond 1–7 Year Blend Index*	3.27	2.32	2.12
Lipper Short-Intermediate Municipal Debt Funds Index	2.94	2.11	1.81

*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Refinitiv Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg Barclays 1–5 Year U.S. Government/ Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Barclays Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

American Funds Portfolio Series	3

The value of a $10,000 investment

(for periods ended October 31, 2020, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge on a hypothetical $10,000 investment: 5.75% (for Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio and Conservative Growth and Income Portfolio)1; 3.75% (for Tax-Aware Conservative Growth and Income Portfolio)2; and 2.50% (for Preservation Portfolio and Tax-Exempt Preservation Portfolio).3 Thus, the net amount invested was $9,425, $9,625 and $9,750, respectively. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Global Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2020)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	7.53%	8.95%	10.63%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2020)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	7.87%	9.54%	11.72%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2020)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	1.73%	6.80%	8.79%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Moderate Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2020)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	–0.16%	5.83%	7.84%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

4	American Funds Portfolio Series

Conservative Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2020)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	–5.53%	4.12%	5.55%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Tax-Aware

Conservative Growth and Income Portfolio

(formerly Tax-Advantaged Growth and Income Portfolio)

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2020)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	–1.89%	5.31%	6.95%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2020)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	2.73%	1.81%	1.45%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Tax-Exempt Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2020)*

	1 year	5 years	Lifetime (since 5/18/12)

Class A shares	0.44%	1.53%	1.80%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more.
[3]	As outlined in the prospectus, the sales charge is eliminated for purchases of $500,000 or more.
[4]	Sources: Bloomberg Index Services Ltd., MSCI and S&P Dow Jones Indices LLC. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[5]	Results reflect dividends net of withholding taxes.
[6]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio. Investment results reflect the reimbursement, without which the results would have been lower. The reimbursement will be in effect through at least January 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Portfolio Series	5

A look inside the funds

American Funds Portfolio Series was launched in May 2012 to help investors pursue preservation, income, balance and appreciation. Each of the eight funds in the series represents a blend of individual American Funds designed to help investors meet particular investment goals.

The members of the Portfolio Solutions Committee actively monitor the series to keep the portfolios aligned with their objectives.

The pages that follow describe the funds’ objectives and the key drivers of results during the reporting period. They also include a table showing the target allocations of the underlying funds.

*	Formerly American Funds Tax-Advantaged Growth and Income Portfolio. Name change effective January 1, 2020.

6	American Funds Portfolio Series

All portfolios in the series will attempt to achieve their objectives by investing in a mix of American Funds in different combinations and weightings.

American Funds Global Growth Portfolio

Underlying funds:

10% SMALLCAP World Fund®

15% EuroPacific Growth Fund®

15% The Growth Fund of America®

15% The New Economy Fund®

25% New Perspective Fund®

20% Capital World Growth and Income Fund®

The fund’s investment objective is to provide long-term growth of capital. The underlying American Funds will primarily consist of growth funds and growth-and-income funds. The fund will invest at least 25% of its assets in underlying funds that invest significantly (under normal market conditions, at least 40%) in issuers outside the United States.

For the 12-month period ended October 31, 2020, the fund’s Class A shares had a return of 14.09%. All the underlying funds returned positive results, led by The Growth Fund of America, The New Economy Fund and SMALLCAP World Fund.

American Funds Growth Portfolio

Underlying funds:

10% The New Economy Fund®

10% New Perspective Fund®

10% SMALLCAP World Fund®

25% AMCAP Fund®

25% The Growth Fund of America®

20% Fundamental Investors®

The fund’s investment objective is to provide long-term growth of capital. The underlying American Funds will primarily consist of growth funds and growth-and-income funds, which principally invest in equity securities and that may have significant holdings of issuers domiciled outside the United States.

For the 12-month period ended October 31, 2020, the fund’s Class A shares had a return of 14.43%. All the underlying funds were additive, led by The Growth Fund of America, The New Economy Fund and SMALLCAP World Fund.

American Funds Growth and Income Portfolio

Underlying funds:

5% SMALLCAP World Fund®

10% The Growth Fund of America®

25% Capital World Growth and Income Fund®

25% The Investment Company of America®

10% Capital Income Builder®

15% American Balanced Fund®

10% The Bond Fund of America®

The fund’s investment objective is to provide long-term growth of capital while providing current income. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds.

For the 12-month period ended October 31, 2020, the fund’s Class A shares had a return of 7.92%. This portfolio’s underlying funds all returned positive results for the reporting period except Capital Income Builder, which detracted at –4.55%. The funds that were additive were led by The Growth Fund of America and SMALLCAP World Fund.

American Funds Portfolio Series	7

American Funds Moderate Growth and Income Portfolio

Underlying funds:

10% New Perspective Fund®

10% Capital World Growth and Income Fund®

15% Washington Mutual Investors FundSM

10% The Income Fund of America®

15% American Funds Global Balanced FundSM

25% American Balanced Fund®

15% The Bond Fund of America®

The fund’s investment objective is to provide current income and long-term growth of capital and income. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund will invest at least 45% of its assets in common stocks and other equity investments, and through its investments in the underlying funds, will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments).

For the 12-month period ended October 31, 2020, the fund’s Class A shares had a return of 5.92%. Five of the seven underlying funds in the portfolio had positive returns, led by New Perspective Fund and The Bond Fund of America. Funds that detracted were Washington Mutual Investors Fund and The Income Fund of America.

American Funds Conservative Growth and Income Portfolio

Underlying funds:

15% American Mutual Fund®

25% Capital Income Builder®

25% The Income Fund of America®

10% The Bond Fund of America®

10% Intermediate Bond Fund of America®

15% American High-Income Trust®

The fund’s investment objective is to provide current income and, secondarily, long-term growth of capital. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity-income funds, growth-and-income funds and growth funds.

For the 12-month period ended October 31, 2020, the fund’s Class A shares had a return of 0.23%. Of the six underlying funds, three returned positive results, led by The Bond Fund of America. Capital Income Builder detracted from results.

American Funds Tax-Aware Conservative Growth and Income Portfolio

(formerly American Funds Tax-Advantaged Growth and Income Portfolio)

Underlying funds:

15% American Mutual Fund®

15% Washington Mutual Investors FundSM

20% Capital World Growth and Income Fund®

10% Limited Term Tax-Exempt Bond Fund of America®

15% The Tax-Exempt Bond Fund of America®

25% American High-Income Municipal Bond Fund®

The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity income funds, growth-and-income funds and growth funds. The fund will seek to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2020, the fund’s Class A shares had a return of 1.95%. Four of the six underlying funds were additive, led by Capital World Growth and Income Fund. The detractors were Washington Mutual Investors Fund and American Mutual Fund.

8	American Funds Portfolio Series

American Funds Preservation Portfolio

Underlying funds:

40% Short-Term Bond Fund of America®

60% Intermediate Bond Fund of America®

The fund’s investment objective is to provide current income, consistent with preservation of capital. The fund principally invests in funds that seek current income through bond investments.

For the 12-month period ended October 31, 2020, the fund’s Class A shares had a return of 5.39%. Both the underlying funds delivered positive returns for the period, led by Intermediate Bond Fund of America.

American Funds Tax-Exempt Preservation Portfolio

Underlying funds:

30% American Funds Short-Term Tax-Exempt Bond Fund®

70% Limited Term Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. The fund principally invests in funds that seek current income through bond investments. The fund will strive to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2020, the fund’s Class A shares had a return of 2.98%. Both underlying funds in this portfolio were additive over the period, led by Limited Term Tax-Exempt Bond Fund of America.

The underlying fund allocations are as of October 31, 2020. Portfolio Series funds are actively monitored, so allocations may vary over time.

American Funds Portfolio Series	9

American Funds Global Growth Portfolio

Investment portfolio October 31, 2020

Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	20,300,083	$1,063,521
The New Economy Fund, Class R-6	12,438,540	649,541
The Growth Fund of America, Class R-6	10,837,003	643,393
EuroPacific Growth Fund, Class R-6	11,115,841	638,716
SMALLCAP World Fund, Inc., Class R-6	6,398,340	431,312
		3,426,483

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	16,735,361	849,152

Total investment securities 100% (cost: $3,527,988,000)		4,275,635
Other assets less liabilities 0%		(1,313)

Net assets 100%		$4,274,322

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$749,753	$216,645	$36,988	$(108)	$134,219	$1,063,521	$10,197	$20,650
The New Economy Fund, Class R-6	—	555,817	605	24	94,305	649,541	—	—
The Growth Fund of America, Class R-6	562,831	45,304	52,187	(4,382)	91,827	643,393	5,973	36,044
EuroPacific Growth Fund, Class R-6	940,325	75,376	381,509	(46,655)	51,179	638,716	12,156	17,143
SMALLCAP World Fund, Inc., Class R-6	374,337	25,700	31,712	999	61,988	431,312	—	16,026
						3,426,483
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	562,881	264,532	4,378	(1,055)	27,172	849,152	12,400	4,548
Fundamental Investors, Class R-6	562,696	44,226	556,407	(34,021)	(16,494)	—	7,047	29,349
						849,152
Total 100%				$(85,198)	$444,196	$4,275,635	$47,773	$123,760

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

10	American Funds Portfolio Series

American Funds Growth Portfolio

Investment portfolio October 31, 2020

Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	44,174,696	$2,622,652
AMCAP Fund, Class R-6	73,480,807	2,601,955
SMALLCAP World Fund, Inc., Class R-6	15,751,612	1,061,816
The New Economy Fund, Class R-6	20,243,885	1,057,136
New Perspective Fund, Class R-6	20,116,453	1,053,901
		8,397,460

Growth-and-income funds 20%
Fundamental Investors, Class R-6	34,789,962	2,074,873

Total investment securities 100% (cost: $8,716,025,000)		10,472,333
Other assets less liabilities 0%		(3,540)

Net assets 100%		$10,468,793

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$1,714,880	$585,538	$41,233	$(2,157)	$365,624	$2,622,652	$18,328	$110,606
AMCAP Fund, Class R-6	1,712,187	720,003	6,772	(444)	176,981	2,601,955	13,968	105,821
SMALLCAP World Fund, Inc., Class R-6	853,017	110,385	60,822	356	158,880	1,061,816	—	36,937
The New Economy Fund, Class R-6	—	905,019	—	—	152,117	1,057,136	—	—
New Perspective Fund, Class R-6	—	907,405	6,637	408	152,725	1,053,901	—	—
EuroPacific Growth Fund, Class R-6	1,299,806	157,189	1,344,205	33,401	(146,191)	—	16,787	23,674
						8,397,460
Growth-and-income funds 20%
Fundamental Investors, Class R-6	1,722,227	394,713	16,589	(888)	(24,590)	2,074,873	35,323	111,516
The Investment Company of America, Class R-6	1,282,233	131,529	1,335,898	(76,383)	(1,481)	—	19,171	57,471
						2,074,873
Total 100%				$(45,707)	$834,065	$10,472,333	$103,577	$446,025

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Portfolio Series	11

American Funds Growth and Income Portfolio

Investment portfolio October 31, 2020

Growth funds 15%	Shares	Value (000)
The Growth Fund of America, Class R-6	18,439,800	$1,094,771
SMALLCAP World Fund, Inc., Class R-6	8,352,076	563,013
		1,657,784

Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	53,315,293	2,705,218
The Investment Company of America, Class R-6	69,502,315	2,704,335
		5,409,553

Equity-income and Balanced funds 25%
American Balanced Fund, Class R-6	56,492,277	1,602,121
Capital Income Builder, Class R-6	18,577,385	1,049,808
		2,651,929

Fixed income funds 10%
The Bond Fund of America, Class R-6	77,482,129	1,084,750

Total investment securities 100% (cost: $9,698,447,000)		10,804,016
Other assets less liabilities 0%		(3,530)

Net assets 100%		$10,800,486

12	American Funds Portfolio Series

American Funds Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
The Growth Fund of America, Class R-6	$1,492,145	$111,411	$681,185	$81,855	$90,545	$1,094,771	$15,837	$95,574
SMALLCAP World Fund, Inc., Class R-6	—	474,813	6,150	537	93,813	563,013	—	—
						1,657,784
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	2,496,989	176,107	30,300	(907)	63,329	2,705,218	47,260	20,029
The Investment Company of America, Class R-6	2,480,988	221,473	25,383	(1,151)	28,408	2,704,335	59,261	116,245
						5,409,553
Equity-income and Balanced funds 25%
American Balanced Fund, Class R-6	997,475	575,988	—	—	28,658	1,602,121	27,113	25,558
Capital Income Builder, Class R-6	1,491,604	134,854	435,122	(40,836)	(100,692)	1,049,808	50,301	14,566
						2,651,929
Fixed income funds 10%
The Bond Fund of America, Class R-6	996,593	187,374	148,545	2,401	46,927	1,084,750	24,199	13,961
Total 100%				$41,899	$250,988	$10,804,016	$223,971	$285,933

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Portfolio Series	13

American Funds Moderate Growth and Income Portfolio

Investment portfolio October 31, 2020

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	19,242,241	$1,008,101

Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	33,139,318	1,474,700
Capital World Growth and Income Fund, Class R-6	19,768,646	1,003,061
		2,477,761

Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	86,906,741	2,464,675
American Funds Global Balanced Fund, Class R-6	43,773,860	1,469,051
The Income Fund of America, Class R-6	45,957,099	983,941
		4,917,667

Fixed income funds 15%
The Bond Fund of America, Class R-6	107,912,267	1,510,772

Total investment securities 100% (cost: $8,701,798,000)		9,914,301
Other assets less liabilities 0%		(2,873)

Net assets 100%		$9,911,428

14	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$927,429	$37,816	$89,316	$7,851	$124,321	$1,008,101	$12,501	$25,316
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	921,472	592,996	11,519	(470)	(27,779)	1,474,700	26,186	28,925
Capital World Growth and Income Fund, Class R-6	1,392,804	52,106	436,427	(30,786)	25,364	1,003,061	22,130	11,147
						2,477,761
Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	2,304,358	153,386	16,000	(1,000)	23,931	2,464,675	53,532	54,420
American Funds Global Balanced Fund, Class R-6	2,304,313	91,432	927,180	(7,020)	7,506	1,469,051	34,777	—
The Income Fund of America, Class R-6	—	951,863	—	—	32,078	983,941	14,585	—
						4,917,667
Fixed income funds 15%
The Bond Fund of America, Class R-6	1,385,093	227,365	171,767	2,695	67,386	1,510,772	33,833	19,234
Total 100%				$(28,730)	$252,807	$9,914,301	$197,544	$139,042

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Portfolio Series	15

American Funds Conservative Growth and Income Portfolio

Investment portfolio October 31, 2020

Growth-and-income funds 15%	Shares	Value (000)
American Mutual Fund, Class R-6	20,346,158	$817,509

Equity-income and Balanced funds 49%
The Income Fund of America, Class R-6	64,312,697	1,376,935
Capital Income Builder, Class R-6	24,172,513	1,365,989
		2,742,924

Fixed income funds 36%
American High-Income Trust, Class R-6	88,576,993	852,110
Intermediate Bond Fund of America, Class R-6	39,696,191	563,289
The Bond Fund of America, Class R-6	40,136,408	561,910
		1,977,309

Total investment securities 100% (cost: $5,451,278,000)		5,537,742
Other assets less liabilities 0%		(1,700)

Net assets 100%		$5,536,042

16	American Funds Portfolio Series

American Funds Conservative Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15%
American Mutual Fund, Class R-6	$1,100,895	$76,322	$286,235	$1,271	$(74,744)	$817,509	$24,511	$30,598
Equity-income and Balanced funds 49%
The Income Fund of America, Class R-6	1,379,937	119,730	20,199	(1,070)	(101,463)	1,376,935	50,674	30,114
Capital Income Builder, Class R-6	1,376,640	120,674	3,999	(206)	(127,120)	1,365,989	52,913	13,341
						2,742,924
Fixed income funds 36%
American High-Income Trust, Class R-6	825,568	81,669	28,627	(3,657)	(22,843)	852,110	52,989	—
Intermediate Bond Fund of America, Class R-6	—	559,129	1,816	(2)	5,978	563,289	3,266	—
The Bond Fund of America, Class R-6	—	555,847	113	(1)	6,177	561,910	4,875	—
U.S. Government Securities Fund, Class R-6	827,673	67,547	946,166	60,371	(9,425)	—	9,605	9,231
						1,977,309
Total 100%				$56,706	$(323,440)	$5,537,742	$198,833	$83,284

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Portfolio Series	17

American Funds Tax-Aware Conservative Growth and Income Portfolio

(formerly American Funds Tax-Advantaged Growth and Income Portfolio)

Investment portfolio October 31, 2020

Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	12,539,857	$636,272
Washington Mutual Investors Fund, Class R-6	10,697,159	476,024
American Mutual Fund, Class R-6	11,846,353	475,986
		1,588,282

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	50,404,376	812,519
The Tax-Exempt Bond Fund of America, Class R-6	36,142,720	483,951
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,852,647	320,223
		1,616,693

Total investment securities 100% (cost: $3,060,464,000)		3,204,975
Other assets less liabilities 0%		(857)

Net assets 100%		$3,204,118

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	$592,501	$63,166	$31,434	$(1,763)	$13,802	$636,272	$11,471	$4,768
Washington Mutual Investors Fund, Class R-6	439,928	65,663	3,813	(143)	(25,611)	476,024	10,495	13,924
American Mutual Fund, Class R-6	436,516	69,026	13	(1)	(29,542)	475,986	11,418	12,402
						1,588,282
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	729,347	132,436	32,867	(2,342)	(14,055)	812,519	28,929	662
The Tax-Exempt Bond Fund of America, Class R-6	729,295	119,123	359,882	(4,209)	(376)	483,951	17,090	—
Limited Term Tax-Exempt Bond Fund of America, Class R-6	—	316,347	—	—	3,876	320,223	2,188	—
						1,616,693
Total 100%				$(8,458)	$(51,906)	$3,204,975	$81,591	$31,756

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

18	American Funds Portfolio Series

American Funds Preservation Portfolio

Investment portfolio October 31, 2020

Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	123,255,051	$1,748,989
Short-Term Bond Fund of America, Class R-6	114,650,225	1,165,993
		2,914,982

Total investment securities 100% (cost: $2,846,020,000)		2,914,982
Other assets less liabilities 0%		(465)

Net assets 100%		$2,914,517

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	$940,153	$774,905	$15,172	$(19)	$49,122	$1,748,989	$20,400	$8,354
Short-Term Bond Fund of America, Class R-6	626,383	532,525	7,597	12	14,670	1,165,993	13,088	216
Total 100%				$(7)	$63,792	$2,914,982	$33,488	$8,570

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Portfolio Series	19

American Funds Tax-Exempt Preservation Portfolio

Investment portfolio October 31, 2020

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	26,253,695	$423,472
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	17,552,035	181,488
		604,960

Total investment securities 100% (cost: $598,575,000)		604,960
Other assets less liabilities 0%		(137)

Net assets 100%		$604,823

Investments in affiliates1

	Value of affiliates at 11/1/2019 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 10/31/2020 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$308,764	$135,650	$25,077	$(159)	$4,294	$423,472	$6,113	$1,062
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	132,227	58,008	10,846	(70)	2,169	181,488	1,930	—
Total 100%				$(229)	$6,463	$604,960	$8,043	$1,062

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

20	American Funds Portfolio Series

Financial statements

Statements of assets and liabilities at October 31, 2020	(dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$4,275,635	$10,472,333	$10,804,016
Receivables for:
Sales of investments	—	—	986
Sales of fund’s shares	59,596	174,191	75,468
Dividends	—	—	1,647
Total assets	4,335,231	10,646,524	10,882,117

Liabilities:
Payables for:
Purchases of investments	1,240	1,877	1,647
Repurchases of fund’s shares	58,342	172,241	76,499
Services provided by related parties	1,278	3,485	3,384
Trustees’ deferred compensation	19	43	52
Other	30	85	49
Total liabilities	60,909	177,731	81,631
Net assets at October 31, 2020	$4,274,322	$10,468,793	$10,800,486

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,505,763	$8,361,636	$9,407,695
Total distributable earnings (accumulated loss)	768,559	2,107,157	1,392,791
Net assets at October 31, 2020	$4,274,322	$10,468,793	$10,800,486

Investment securities of affiliated issuers, at cost	$3,527,988	$8,716,025	$9,698,447

See notes to financial statements.

American Funds Portfolio Series	21

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio (formerly Tax-Advantaged Growth and Income Portfolio)
Assets:
Investment securities of affiliated issuers, at value	$9,914,301	$5,537,742	$3,204,975
Receivables for:
Sales of investments	326	—	—
Sales of fund’s shares	63,831	40,811	2,444
Dividends	2,286	5,541	3,872
Total assets	9,980,744	5,584,094	3,211,291

Liabilities:
Payables for:
Purchases of investments	2,286	5,544	5,224
Repurchases of fund’s shares	63,969	40,814	1,092
Services provided by related parties	2,983	1,649	843
Trustees’ deferred compensation	47	30	14
Other	31	15	—
Total liabilities	69,316	48,052	7,173
Net assets at October 31, 2020	$9,911,428	$5,536,042	$3,204,118

Net assets consist of:
Capital paid in on shares of beneficial interest	$8,608,434	$5,330,843	$3,038,327
Total distributable earnings (accumulated loss)	1,302,994	205,199	165,791
Net assets at October 31, 2020	$9,911,428	$5,536,042	$3,204,118

Investment securities of affiliated issuers, at cost	$8,701,798	$5,451,278	$3,060,464

See notes to financial statements.

22	American Funds Portfolio Series

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Assets:
Investment securities of affiliated issuers, at value	$2,914,982	$604,960
Receivables for:
Sales of fund’s shares	50,284	1,628
Dividends	2,685	680
Total assets	2,967,951	607,268

Liabilities:
Payables for:
Purchases of investments	10,006	1,446
Repurchases of fund’s shares	42,932	862
Services provided by related parties	472	134
Trustees’ deferred compensation	10	3
Other	14	—
Total liabilities	53,434	2,445
Net assets at October 31, 2020	$2,914,517	$604,823

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,844,158	$606,162
Total distributable earnings (accumulated loss)	70,359	(1,339)
Net assets at October 31, 2020	$2,914,517	$604,823

Investment securities of affiliated issuers, at cost	$2,846,020	$598,575

See notes to financial statements.

American Funds Portfolio Series	23

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$2,294,049	$6,048,740	$6,851,045
	Shares outstanding	122,681	297,928	438,127
	Net asset value per share	$18.70	$20.30	$15.64
Class C:	Net assets	$402,489	$1,098,672	$1,237,442
	Shares outstanding	21,964	55,334	79,687
	Net asset value per share	$18.33	$19.86	$15.53
Class T:	Net assets	$12	$13	$11
	Shares outstanding	1	1	1
	Net asset value per share	$18.74	$20.34	$15.64
Class F-1:	Net assets	$90,163	$114,764	$197,504
	Shares outstanding	4,815	5,654	12,631
	Net asset value per share	$18.73	$20.30	$15.64
Class F-2:	Net assets	$464,115	$779,398	$818,039
	Shares outstanding	24,694	38,172	52,228
	Net asset value per share	$18.79	$20.42	$15.66
Class F-3:	Net assets	$141,576	$161,398	$120,345
	Shares outstanding	7,545	7,919	7,693
	Net asset value per share	$18.76	$20.38	$15.64
Class 529-A:	Net assets	$449,178	$1,253,115	$729,906
	Shares outstanding	24,068	61,839	46,702
	Net asset value per share	$18.66	$20.26	$15.63
Class 529-C:	Net assets	$46,913	$126,588	$85,805
	Shares outstanding	2,559	6,380	5,515
	Net asset value per share	$18.33	$19.84	$15.56
Class 529-E:	Net assets	$15,081	$45,815	$30,737
	Shares outstanding	813	2,279	1,972
	Net asset value per share	$18.54	$20.10	$15.59
Class 529-T:	Net assets	$15	$15	$13
	Shares outstanding	1	1	1
	Net asset value per share	$18.73	$20.33	$15.64
Class 529-F-1:	Net assets	$18	$47	$127
	Shares outstanding	1	2	8
	Net asset value per share	$18.75	$20.37	$15.65
Class 529-F-2:	Net assets	$55,592	$165,009	$67,135
	Shares outstanding	2,973	8,129	4,293
	Net asset value per share	$18.70	$20.30	$15.64
Class 529-F-3:	Net assets	$10	$10	$10
	Shares outstanding	1	Not applicable	1
	Net asset value per share	$18.70	$20.30	$15.64
Class ABLE-A:	Net assets	$917	$2,685	$2,360
	Shares outstanding	49	133	151
	Net asset value per share	$18.60	$20.21	$15.63
Class ABLE-F-2:	Net assets	$19	$23	$51
	Shares outstanding	1	1	3
	Net asset value per share	$18.70	$20.30	$15.64

See notes to financial statements.

24	American Funds Portfolio Series

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Class R-1:	Net assets	$5,156	$29,342	$17,251
	Shares outstanding	280	1,474	1,109
	Net asset value per share	$18.42	$19.91	$15.55
Class R-2:	Net assets	$98,087	$230,221	$158,484
	Shares outstanding	5,371	11,604	10,220
	Net asset value per share	$18.26	$19.84	$15.51
Class R-2E:	Net assets	$5,643	$10,581	$15,654
	Shares outstanding	305	529	1,004
	Net asset value per share	$18.48	$19.98	$15.59
Class R-3:	Net assets	$62,559	$157,993	$117,390
	Shares outstanding	3,375	7,851	7,536
	Net asset value per share	$18.53	$20.12	$15.58
Class R-4:	Net assets	$31,623	$71,655	$64,623
	Shares outstanding	1,694	3,535	4,134
	Net asset value per share	$18.67	$20.27	$15.63
Class R-5:	Net assets	$10,978	$28,656	$20,208
	Shares outstanding	581	1,396	1,287
	Net asset value per share	$18.90	$20.52	$15.70
Class R-5E:	Net assets	$9,524	$24,710	$14,909
	Shares outstanding	510	1,218	954
	Net asset value per share	$18.67	$20.29	$15.62
Class R-6:	Net assets	$90,605	$119,343	$251,437
	Shares outstanding	4,783	5,828	16,045
	Net asset value per share	$18.94	$20.48	$15.67

See notes to financial statements.

American Funds Portfolio Series	25

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio (formerly Tax-Advantaged Growth and Income Portfolio)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$6,237,869	$3,909,901	$2,298,031
	Shares outstanding	400,617	319,345	166,511
	Net asset value per share	$15.57	$12.24	$13.80
Class C:	Net assets	$1,129,371	$621,496	$330,946
	Shares outstanding	73,014	51,054	24,159
	Net asset value per share	$15.47	$12.17	$13.70
Class T:	Net assets	$11	$10	$11
	Shares outstanding	1	1	1
	Net asset value per share	$15.58	$12.25	$13.80
Class F-1:	Net assets	$147,621	$87,433	$232,856
	Shares outstanding	9,479	7,136	16,879
	Net asset value per share	$15.57	$12.25	$13.80
Class F-2:	Net assets	$837,649	$387,093	$282,392
	Shares outstanding	53,713	31,569	20,429
	Net asset value per share	$15.59	$12.26	$13.82
Class F-3:	Net assets	$143,485	$60,266	$59,882
	Shares outstanding	9,211	4,922	4,335
	Net asset value per share	$15.58	$12.25	$13.81
Class 529-A:	Net assets	$457,055	$208,578
	Shares outstanding	29,361	17,046	Not applicable
	Net asset value per share	$15.57	$12.24
Class 529-C:	Net assets	$64,538	$29,682
	Shares outstanding	4,162	2,435	Not applicable
	Net asset value per share	$15.51	$12.19
Class 529-E:	Net assets	$15,650	$7,106
	Shares outstanding	1,007	581	Not applicable
	Net asset value per share	$15.53	$12.23
Class 529-T:	Net assets	$13	$12
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$15.57	$12.25
Class 529-F-1:	Net assets	$129	$19
	Shares outstanding	8	2	Not applicable
	Net asset value per share	$15.59	$12.25
Class 529-F-2:	Net assets	$56,274	$36,153
	Shares outstanding	3,614	2,954	Not applicable
	Net asset value per share	$15.57	$12.24
Class 529-F-3:	Net assets	$10	$10
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$15.57	$12.24
Class ABLE-A:	Net assets	$1,804	$1,038
	Shares outstanding	116	85	Not applicable
	Net asset value per share	$15.57	$12.23
Class ABLE-F-2:	Net assets	$44	$10
	Shares outstanding	3	1	Not applicable
	Net asset value per share	$15.57	$12.24

See notes to financial statements.

26	American Funds Portfolio Series

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio (formerly Tax-Advantaged Growth and Income Portfolio)
Class R-1:	Net assets	$10,129	$2,081
	Shares outstanding	653	171	Not applicable
	Net asset value per share	$15.51	$12.18
Class R-2:	Net assets	$121,892	$42,553
	Shares outstanding	7,880	3,497	Not applicable
	Net asset value per share	$15.47	$12.17
Class R-2E:	Net assets	$10,179	$322
	Shares outstanding	654	26	Not applicable
	Net asset value per share	$15.56	$12.25
Class R-3:	Net assets	$140,187	$35,018
	Shares outstanding	9,028	2,866	Not applicable
	Net asset value per share	$15.53	$12.22
Class R-4:	Net assets	$94,435	$33,318
	Shares outstanding	6,065	2,720	Not applicable
	Net asset value per share	$15.57	$12.25
Class R-5:	Net assets	$22,698	$6,351
	Shares outstanding	1,454	517	Not applicable
	Net asset value per share	$15.61	$12.27
Class R-5E:	Net assets	$13,482	$6,787
	Shares outstanding	865	555	Not applicable
	Net asset value per share	$15.58	$12.23
Class R-6:	Net assets	$406,903	$60,805
	Shares outstanding	26,072	4,956	Not applicable
	Net asset value per share	$15.61	$12.27

See notes to financial statements.

American Funds Portfolio Series	27

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$1,805,321	$425,774
	Shares outstanding	173,640	42,468
	Net asset value per share	$10.40	$10.03
Class C:	Net assets	$174,187	$38,878
	Shares outstanding	16,778	3,883
	Net asset value per share	$10.38	$10.01
Class T:	Net assets	$11	$10
	Shares outstanding	1	1
	Net asset value per share	$10.40	$10.03
Class F-1:	Net assets	$65,421	$8,803
	Shares outstanding	6,292	877
	Net asset value per share	$10.40	$10.03
Class F-2:	Net assets	$411,763	$112,268
	Shares outstanding	39,602	11,198
	Net asset value per share	$10.40	$10.03
Class F-3:	Net assets	$52,587	$19,090
	Shares outstanding	5,059	1,904
	Net asset value per share	$10.40	$10.03
Class 529-A:	Net assets	$211,336
	Shares outstanding	20,334	Not applicable
	Net asset value per share	$10.39
Class 529-C:	Net assets	$21,264
	Shares outstanding	2,047	Not applicable
	Net asset value per share	$10.39
Class 529-E:	Net assets	$7,507
	Shares outstanding	723	Not applicable
	Net asset value per share	$10.39
Class 529-T:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$10.40
Class 529-F-1:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$10.40
Class 529-F-2:	Net assets	$39,486
	Shares outstanding	3,797	Not applicable
	Net asset value per share	$10.40
Class 529-F-3:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$10.40
Class ABLE-A:	Net assets	$429
	Shares outstanding	41	Not applicable
	Net asset value per share	$10.40
Class ABLE-F-2:	Net assets	$10
	Shares outstanding	1	Not applicable
	Net asset value per share	$10.40

See notes to financial statements.

28	American Funds Portfolio Series

Statements of assets and liabilities at October 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Class R-1:	Net assets	$1,021
	Shares outstanding	98	Not applicable
	Net asset value per share	$10.39
Class R-2:	Net assets	$24,582
	Shares outstanding	2,371	Not applicable
	Net asset value per share	$10.37
Class R-2E:	Net assets	$1,224
	Shares outstanding	118	Not applicable
	Net asset value per share	$10.40
Class R-3:	Net assets	$29,144
	Shares outstanding	2,806	Not applicable
	Net asset value per share	$10.39
Class R-4:	Net assets	$16,930
	Shares outstanding	1,628	Not applicable
	Net asset value per share	$10.40
Class R-5:	Net assets	$5,934
	Shares outstanding	570	Not applicable
	Net asset value per share	$10.40
Class R-5E:	Net assets	$2,911
	Shares outstanding	280	Not applicable
	Net asset value per share	$10.41
Class R-6:	Net assets	$43,418
	Shares outstanding	4,174	Not applicable
	Net asset value per share	$10.40

See notes to financial statements.

American Funds Portfolio Series	29

Financial statements (continued)

Statements of operations for the year ended October 31, 2020	(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$47,773		$103,577	$223,971
Fees and expenses*:
Distribution services	12,221		31,877	35,293
Transfer agent services	4,633		10,752	8,163
529 and ABLE plan services	323		889	550
Reports to shareholders	154		365	364
Registration statement and prospectus	348		676	595
Trustees’ compensation	15		35	38
Auditing and legal	21		32	33
Custodian	12		12	12
Other	5		12	14
Total fees and expenses before waivers/reimbursement	17,732		44,650	45,062
Less waivers/reimbursement of fees and expenses:
ABLE plan services fee waivers	—	†	1	1
Miscellaneous fee reimbursement	—		—	—
Total waivers/reimbursement of fees and expenses	—	†	1	1
Total fees and expenses after waivers/reimbursement	17,732		44,649	45,061
Net investment income	30,041		58,928	178,910

Net realized gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments of affiliated issuers	(85,198)		(45,707)	41,899
Capital gain distributions received from affiliated issuers	123,760		446,025	285,933
	38,562		400,318	327,832
Net unrealized appreciation (depreciation) on investments of affiliated issuers	444,196		834,065	250,988
Net realized gain and unrealized appreciation (depreciation)	482,758		1,234,383	578,820

Net increase (decrease) in net assets resulting from operations	$512,799		$1,293,311	$757,730

See end of statements of operations for footnotes.

See notes to financial statements.

30	American Funds Portfolio Series

Statements of operations for the year ended October 31, 2020 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio (formerly Tax-Advantaged Growth and Income Portfolio)
Investment income:
Income:
Dividends from affiliated issuers	$197,544	$198,833	$81,591
Fees and expenses*:
Distribution services	31,949	18,834	10,554
Transfer agent services	6,113	3,070	1,418
529 and ABLE plan services	363	172	—
Reports to shareholders	313	182	102
Registration statement and prospectus	552	443	350
Trustees’ compensation	36	21	11
Auditing and legal	32	23	18
Custodian	12	12	12
Other	13	8	4
Total fees and expenses before waivers/reimbursement	39,383	22,765	12,469
Less waivers/reimbursement of fees and expenses:
ABLE plan services fee waivers	1	— †	—
Miscellaneous fee reimbursement	—	—	—
Total waivers/reimbursement of fees and expenses	1	— †	—
Total fees and expenses after waivers/reimbursement	39,382	22,765	12,469
Net investment income	158,162	176,068	69,122

Net realized gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments of affiliated issuers	(28,730)	56,706	(8,458)
Capital gain distributions received from affiliated issuers	139,042	83,284	31,756
	110,312	139,990	23,298
Net unrealized appreciation (depreciation) on investments of affiliated issuers	252,807	(323,440)	(51,906)
Net realized gain and unrealized appreciation (depreciation)	363,119	(183,450)	(28,608)

Net increase (decrease) in net assets resulting from operations	$521,281	$(7,382)	$40,514

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Portfolio Series	31

Statements of operations for the year ended October 31, 2020 (continued)	(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$33,488		$8,043
Fees and expenses*:
Distribution services	6,439		1,492
Transfer agent services	1,466		218
529 and ABLE plan services	145		—
Reports to shareholders	65		17
Registration statement and prospectus	434		140
Trustees’ compensation	7		2
Auditing and legal	17		13
Custodian	12		12
Other	2		1
Total fees and expenses before waivers/reimbursement	8,587		1,895
Less waivers/reimbursement of fees and expenses:
ABLE plan services fee waivers	—	†	—
Miscellaneous fee reimbursement	—		36
Total waivers/reimbursement of fees and expenses	—	†	36
Total fees and expenses after waivers/reimbursement	8,587		1,859
Net investment income	24,901		6,184

Net realized gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments of affiliated issuers	(7)		(229)
Capital gain distributions received from affiliated issuers	8,570		1,062
	8,563		833
Net unrealized appreciation (depreciation) on investments of affiliated issuers	63,792		6,463
Net realized gain and unrealized appreciation (depreciation)	72,355		7,296

Net increase (decrease) in net assets resulting from operations	$97,256		$13,480

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

32	American Funds Portfolio Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$30,041	$33,784	$58,928	$59,527	$178,910	$178,912
Net realized gain (loss)	38,562	166,106	400,318	473,230	327,832	399,479
Net unrealized appreciation (depreciation)	444,196	239,034	834,065	303,885	250,988	382,151
Net increase (decrease) in net assets resulting from operations	512,799	438,924	1,293,311	836,642	757,730	960,542

Distributions paid to shareholders	(186,431)	(162,581)	(501,361)	(382,458)	(543,758)	(494,973)

Net capital share transactions	196,437	246,542	1,095,758	1,179,556	634,341	972,134

Total increase in net assets	522,805	522,885	1,887,708	1,633,740	848,313	1,437,703

Net assets:
Beginning of year	3,751,517	3,228,632	8,581,085	6,947,345	9,952,173	8,514,470
End of year	$4,274,322	$3,751,517	$10,468,793	$8,581,085	$10,800,486	$9,952,173

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio (formerly Tax-Advantaged Growth and Income Portfolio)
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$158,162	$156,191	$176,068	$161,696	$69,122	$62,881
Net realized gain (loss)	110,312	204,768	139,990	83,592	23,298	48,247
Net unrealized appreciation (depreciation)	252,807	586,318	(323,440)	225,181	(51,906)	150,721
Net increase (decrease) in net assets resulting from operations	521,281	947,277	(7,382)	470,469	40,514	261,849

Distributions paid to shareholders	(356,867)	(347,223)	(254,486)	(227,286)	(112,907)	(103,463)

Net capital share transactions	514,803	907,044	289,242	580,727	349,636	525,949

Total increase in net assets	679,217	1,507,098	27,374	823,910	277,243	684,335

Net assets:
Beginning of year	9,232,211	7,725,113	5,508,668	4,684,758	2,926,875	2,242,540
End of year	$9,911,428	$9,232,211	$5,536,042	$5,508,668	$3,204,118	$2,926,875

See notes to financial statements.

American Funds Portfolio Series	33

Statements of changes in net assets (continued)	(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
	Year ended October 31,		Year ended October 31,
	2020	2019	2020	2019
Operations:
Net investment income	$24,901	$25,431	$6,184	$7,156
Net realized gain (loss)	8,563	(415)	833	(598)
Net unrealized appreciation (depreciation)	63,792	45,212	6,463	14,058
Net increase (decrease) in net assets resulting from operations	97,256	70,228	13,480	20,616

Distributions paid to shareholders	(27,179)	(25,308)	(6,863)	(7,201)

Net capital share transactions	1,278,506	157,386	157,303	27,253

Total increase in net assets	1,348,583	202,306	163,920	40,668

Net assets:
Beginning of year	1,565,934	1,363,628	440,903	400,235
End of year	$2,914,517	$1,565,934	$604,823	$440,903

See notes to financial statements.

34	American Funds Portfolio Series

Notes to financial statements

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio (formerly American Funds Tax-Advantaged Growth and Income Portfolio)	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Aware Conservative Growth and Income Portfolio; up to 5.75% for all other funds[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 and Class 529-C converts to Class 529-A after 10 years [2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

[1]	Up to 2.50% for Preservation Portfolio, Tax-Exempt Preservation Portfolio and Tax-Aware Conservative Growth and Income Portfolio and up to 3.50% for all other funds for Class 529-A and ABLE-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

American Funds Portfolio Series	35

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2020, all of the investment securities held by each fund were classified as Level 1.

36	American Funds Portfolio Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Portfolio Series	37

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and

38	American Funds Portfolio Series

borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the underlying fund.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Portfolio Series	39

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2020, were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Undistributed ordinary income	$—	$—	$—	$5,777
Late year ordinary loss deferral[1]	(1,512)	(7,342)	—	—
Undistributed long-term capital gains	26,548	360,908	291,169	89,899
Gross unrealized appreciation on investments	743,543	1,753,634	1,101,673	1,207,364
Gross unrealized depreciation on investments	—	—	—	—
Net unrealized appreciation on investments	743,543	1,753,634	1,101,673	1,207,364
Cost of investments	3,532,092	8,718,699	9,702,343	8,706,937
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	10,565	40,367	33,699	13,975

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Undistributed ordinary income	$5,906	$1,619	$881	$—
Undistributed tax-exempt income	—	2,503	—	235
Undistributed long-term capital gains	120,342	18,858	1,955	—
Capital loss carryforward[2]	—	—	—	(5,967)
Capital loss carryforward utilized	—	—	3,364	386
Gross unrealized appreciation on investments	204,278	142,825	67,533	4,395
Gross unrealized depreciation on investments	(125,298)	—	—	—
Net unrealized appreciation on investments	78,980	142,825	67,533	4,395
Cost of investments	5,458,762	3,062,150	2,847,449	600,565
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	16,221	4,654	1,001	1

[1]	These deferrals are considered incurred in the subsequent year.
[2]	Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. The funds will not make distributions from capital gains while a capital loss carryforwards remains.

40	American Funds Portfolio Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$18,527		$84,004		$102,531		$17,894		$71,507		$89,401
Class C	673		15,949		16,622		1,033		14,520		15,553
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	752		3,386		4,138		738		2,971		3,709
Class F-2	4,800		17,030		21,830		4,765		14,975		19,740
Class F-3	969		3,136		4,105		862		2,509		3,371
Class 529-A	3,099		14,439		17,538		2,895		11,696		14,591
Class 529-C	79		3,257		3,336		155		3,079		3,234
Class 529-E	94		566		660		93		475		568
Class 529-T	—	[3]	1		1		—	[3]	—	[3]	—	[3]
Class 529-F-1	462		1,708		2,170		381		1,224		1,605
Class 529-F-2[4]	—		—		—
Class 529-F-3[4]	—		—		—
Class ABLE-A	5		21		26		1		4		5
Class ABLE-F-2[4]	—		—		—
Class R-1	16		222		238		12		179		191
Class R-2	245		3,756		4,001		230		3,122		3,352
Class R-2E	17		184		201		38		180		218
Class R-3	323		2,122		2,445		354		1,862		2,216
Class R-4	282		1,187		1,469		218		852		1,070
Class R-5E	70		253		323		41		125		166
Class R-5	116		391		507		105		318		423
Class R-6	1,011		3,279		4,290		809		2,359		3,168
Total	$31,540		$154,891		$186,431		$30,624		$131,957		$162,581

Growth Portfolio

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$42,333		$248,155		$290,488		$35,931		$186,637	$222,568
Class C	1,592		50,959		52,551		1,415		40,659	42,074
Class T	—	[3]	—	[3]	—	[3]	—	[3]	1	1
Class F-1	847		5,030		5,877		805		4,277	5,082
Class F-2	6,764		30,543		37,307		5,506		22,178	27,684
Class F-3	1,554		6,426		7,980		1,027		3,837	4,864
Class 529-A	7,728		46,899		54,627		6,343		34,059	40,402
Class 529-C	142		10,002		10,144		110		8,623	8,733
Class 529-E	255		1,990		2,245		205		1,484	1,689
Class 529-T	—	[3]	1		1		—	[3]	1	1
Class 529-F-1	1,310		6,127		7,437		871		3,703	4,574
Class 529-F-2[4]	—		—		—
Class 529-F-3[4]	—		—		—
Class ABLE-A	13		69		82		4		14	18
Class ABLE-F-2[4]	—		—		—
Class R-1	67		1,222		1,289		53		763	816
Class R-2	450		10,380		10,830		327		7,847	8,174
Class R-2E	55		560		615		41		373	414
Class R-3	823		6,643		7,466		657		5,017	5,674
Class R-4	520		3,008		3,528		487		2,518	3,005
Class R-5E	179		820		999		100		417	517
Class R-5	270		1,163		1,433		248		977	1,225
Class R-6	1,256		5,206		6,462		1,042		3,901	4,943
Total	$66,158		$435,203		$501,361		$55,172		$327,286	$382,458

See end of tables for footnotes.

American Funds Portfolio Series	41

Growth and Income Portfolio

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$121,219		$225,240		$346,459		$118,275		$197,729		$316,004
Class C	14,515		45,387		59,902		16,076		42,564		58,640
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	3,471		6,501		9,972		3,391		5,724		9,115
Class F-2	15,622		25,803		41,425		14,861		22,348		37,209
Class F-3	2,471		3,964		6,435		2,157		2,518		4,675
Class 529-A	11,698		21,453		33,151		11,021		18,708		29,729
Class 529-C	1,625		5,899		7,524		2,047		5,700		7,747
Class 529-E	465		977		1,442		449		856		1,305
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	1,245		1,995		3,240		1,093		1,556		2,649
Class 529-F-2[4]	—		—		—
Class 529-F-3[4]	—		—		—
Class ABLE-A	32		46		78		12		8		20
Class ABLE-F-2[4]	—		—		—
Class R-1	175		513		688		159		360		519
Class R-2	1,814		5,596		7,410		1,999		5,161		7,160
Class R-2E	213		543		756		190		357		547
Class R-3	1,767		3,944		5,711		1,748		3,389		5,137
Class R-4	1,337		2,549		3,886		1,354		2,266		3,620
Class R-5E	255		389		644		180		218		398
Class R-5	468		770		1,238		503		762		1,265
Class R-6	5,361		8,436		13,797		4,062		5,172		9,234
Total	$183,753		$360,005		$543,758		$179,577		$315,396		$494,973

Moderate Growth and Income Portfolio

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$111,360		$111,980		$223,340		$98,776		$115,700		$214,476
Class C	13,787		23,299		37,086		13,799		26,552		40,351
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	2,810		2,998		5,808		2,709		3,328		6,037
Class F-2	16,544		15,161		31,705		14,585		15,341		29,926
Class F-3	3,164		2,745		5,909		2,407		1,830		4,237
Class 529-A	7,564		7,667		15,231		6,857		8,240		15,097
Class 529-C	1,173		2,316		3,489		1,383		2,865		4,248
Class 529-E	263		322		585		236		324		560
Class 529-T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	1,111		997		2,108		969		1,014		1,983
Class 529-F-2[4]	—		—		—
Class 529-F-3[4]	—		—		—
Class ABLE-A	25		21		46		10		6		16
Class ABLE-F-2[4]	—		—		—
Class R-1	122		232		354		149		311		460
Class R-2	1,445		2,464		3,909		1,405		2,670		4,075
Class R-2E	151		205		356		131		179		310
Class R-3	2,143		2,617		4,760		2,062		2,952		5,014
Class R-4	1,789		1,930		3,719		1,814		2,208		4,022
Class R-5E	281		279		560		236		246		482
Class R-5	477		438		915		477		511		988
Class R-6	9,000		7,987		16,987		7,749		7,192		14,941
Total	$173,209		$183,658		$356,867		$155,754		$191,469		$347,223

See end of tables for footnotes.

42	American Funds Portfolio Series

Conservative Growth and Income Portfolio

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$129,596		$50,345		$179,941		$113,523		$46,060		$159,583
Class C	17,757		9,165		26,922		17,064		9,234		26,298
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	2,999		1,202		4,201		2,664		1,112		3,776
Class F-2	13,792		5,369		19,161		12,803		4,825		17,628
Class F-3	2,197		748		2,945		1,888		685		2,573
Class 529-A	6,234		2,350		8,584		4,989		1,956		6,945
Class 529-C	1,207		697		1,904		1,240		654		1,894
Class 529-E	218		88		306		186		84		270
Class 529-T	—	[3]	—	[3]	—	[3]	1		—	[3]	1
Class 529-F-1	1,230		446		1,676		843		282		1,125
Class 529-F-2[4]	—		—		—
Class 529-F-3[4]	—		—		—
Class ABLE-A	28		8		36		11		2		13
Class ABLE-F-2[4]	—		—		—
Class R-1	50		24		74		37		20		57
Class R-2	1,140		570		1,710		995		492		1,487
Class R-2E	19		10		29		17		6		23
Class R-3	1,081		464		1,545		944		420		1,364
Class R-4	1,169		470		1,639		1,016		411		1,427
Class R-5E	225		73		298		158		51		209
Class R-5	250		100		350		255		95		350
Class R-6	2,338		827		3,165		1,738		525		2,263
Total	$181,530		$72,956		$254,486		$160,372		$66,914		$227,286

Tax-Aware Conservative Growth and Income Portfolio

	Year ended October 31, 2020						Year ended October 31, 2019
Share class	Ordinary income[5]		Long-term capital gains		Total distributions paid		Ordinary income[5]		Long-term capital gains		Total distributions paid
Class A	$49,890		$30,160		$80,050		$44,138		$28,345		$72,483
Class C	5,407		4,896		10,303		5,482		4,925		10,407
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	5,581		3,796		9,377		5,304		3,458		8,762
Class F-2	6,840		4,076		10,916		6,059		3,350		9,409
Class F-3	1,469		792		2,261		1,498		904		2,402
Total	$69,187		$43,720		$112,907		$62,481		$40,982		$103,463

See end of tables for footnotes.

American Funds Portfolio Series	43

Preservation Portfolio

	Year ended October 31, 2020					Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$17,795		$—	$17,795		$17,541		$—	$17,541
Class C	968		—	968		1,269		—	1,269
Class T	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class F-1	484		—	484		385		—	385
Class F-2	3,221		—	3,221		1,984		—	1,984
Class F-3	419		—	419		93		—	93
Class 529-A	2,244		—	2,244		2,097		—	2,097
Class 529-C	214		—	214		297		—	297
Class 529-E	73		—	73		72		—	72
Class 529-T	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class 529-F-1	534		—	534		490		—	490
Class 529-F-2[4]	—		—	—
Class 529-F-3[4]	—		—	—
Class ABLE-A	4		—	4		3		—	3
Class ABLE-F-2[4]	—		—	—
Class R-1	3		—	3		5		—	5
Class R-2	133		—	133		166		—	166
Class R-2E	13		—	13		12		—	12
Class R-3	263		—	263		255		—	255
Class R-4	200		—	200		197		—	197
Class R-5E	33		—	33		21		—	21
Class R-5	57		—	57		45		—	45
Class R-6	521		—	521		376		—	376
Total	$27,179		$—	$27,179		$25,308		$—	$25,308

Tax-Exempt Preservation Portfolio

	Year ended October 31, 2020					Year ended October 31, 2019
Share class	Ordinary income[5]		Long-term capital gains	Total distributions paid		Ordinary income[5]		Long-term capital gains	Total distributions paid
Class A	$5,122		$—	$5,122		$5,623		$—	$5,623
Class C	279		—	279		410		—	410
Class T	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class F-1	80		—	80		68		—	68
Class F-2	1,200		—	1,200		1,016		—	1,016
Class F-3	182		—	182		84		—	84
Total	$6,863		$—	$6,863		$7,201		$—	$7,201

[3]	Amount less than one thousand.
[4]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[5]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

44	American Funds Portfolio Series

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2020, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):

	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Balanced Portfolio	—	—	—
Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	680	Not applicable	Not applicable
Preservation Portfolio	580	—	—
Tax-Exempt Preservation Portfolio	767	Not applicable	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Portfolio Series	45

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Prior to January 1, 2020, the quarterly fees were based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its service fees attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica® reach $300 million or June 30, 2023, whichever is earlier. The service fees are shown as 529 and ABLE plan services and the waivers are shown as ABLE plan services fee waiver in each fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Class-specific expenses under the agreements described in this section for the year ended October 31, 2020, were as follows (dollars in thousands):

Global Growth Portfolio

	Distribution	Transfer agent		529 and ABLE
Share class	services	services		plan services
Class A	$5,328	$2,554		Not applicable
Class C	3,900	473		Not applicable
Class T	—	—	*	Not applicable
Class F-1	215	104		Not applicable
Class F-2	Not applicable	470		Not applicable
Class F-3	Not applicable	2		Not applicable
Class 529-A	894	422		$242
Class 529-C	683	81		43
Class 529-E	70	9		9
Class 529-T	—	—	*	—	*
Class 529-F-1	—	51		29
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Class ABLE-A	2	—	*	—	*
Class ABLE-F-2†	Not applicable	—		—
Class R-1	55	4		Not applicable
Class R-2	694	320		Not applicable
Class R-2E	30	11		Not applicable
Class R-3	277	85		Not applicable
Class R-4	73	26		Not applicable
Class R-5E	Not applicable	11		Not applicable
Class R-5	Not applicable	6		Not applicable
Class R-6	Not applicable	4		Not applicable
Total class-specific expenses	$12,221	$4,633		$323

Growth Portfolio

	Distribution	Transfer agent		529 and ABLE
Share class	services	services		plan services
Class A	$13,733	$6,131		Not applicable
Class C	10,466	1,199		Not applicable
Class T	—	—	*	Not applicable
Class F-1	269	128		Not applicable
Class F-2	Not applicable	729		Not applicable
Class F-3	Not applicable	2		Not applicable
Class 529-A	2,610	1,108		$664
Class 529-C	1,755	199		111
Class 529-E	210	23		26
Class 529-T	—	—	*	—	*
Class 529-F-1	—	145		87
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Class ABLE-A	6	1		1
Class ABLE-F-2†	Not applicable	—		—
Class R-1	268	25		Not applicable
Class R-2	1,613	719		Not applicable
Class R-2E	65	22		Not applicable
Class R-3	716	211		Not applicable
Class R-4	166	62		Not applicable
Class R-5E	Not applicable	30		Not applicable
Class R-5	Not applicable	13		Not applicable
Class R-6	Not applicable	5		Not applicable
Total class-specific expenses	$31,877	$10,752		$889

See end of tables for footnotes.

46	American Funds Portfolio Series

Growth and Income Portfolio

	Distribution	Transfer agent		529 and ABLE
Share class	services	services		plan services
Class A	$16,962	$4,805		Not applicable
Class C	12,581	938		Not applicable
Class T	—	—	*	Not applicable
Class F-1	477	217		Not applicable
Class F-2	Not applicable	797		Not applicable
Class F-3	Not applicable	2		Not applicable
Class 529-A	1,572	436		$406
Class 529-C	1,393	101		87
Class 529-E	144	10		18
Class 529-T	—	—	*	—	*
Class 529-F-1	—	41		38
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Class ABLE-A	5	1		1
Class ABLE-F-2†	Not applicable	—		—
Class R-1	153	13		Not applicable
Class R-2	1,173	501		Not applicable
Class R-2E	89	30		Not applicable
Class R-3	566	167		Not applicable
Class R-4	178	66		Not applicable
Class R-5E	Not applicable	19		Not applicable
Class R-5	Not applicable	12		Not applicable
Class R-6	Not applicable	7		Not applicable
Total class-specific expenses	$35,293	$8,163		$550

Moderate Growth and Income Portfolio

	Distribution	Transfer agent		529 and ABLE
Share class	services	services		plan services
Class A	$15,810	$3,383		Not applicable
Class C	11,669	675		Not applicable
Class T	—	—	*	Not applicable
Class F-1	382	167		Not applicable
Class F-2	Not applicable	821		Not applicable
Class F-3	Not applicable	1		Not applicable
Class 529-A	996	215		$256
Class 529-C	994	56		63
Class 529-E	78	5		10
Class 529-T	—	—	*	—	*
Class 529-F-1	—	28		33
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Class ABLE-A	4	—	*	1
Class ABLE-F-2†	Not applicable	—		—
Class R-1	113	12		Not applicable
Class R-2	923	398		Not applicable
Class R-2E	64	22		Not applicable
Class R-3	679	194		Not applicable
Class R-4	237	93		Not applicable
Class R-5E	Not applicable	21		Not applicable
Class R-5	Not applicable	12		Not applicable
Class R-6	Not applicable	10		Not applicable
Total class-specific expenses	$31,949	$6,113		$363

Conservative Growth and Income Portfolio

	Distribution	Transfer agent		529 and ABLE
Share class	services	services		plan services
Class A	$10,357	$1,869		Not applicable
Class C	6,693	329		Not applicable
Class T	—	—	*	Not applicable
Class F-1	226	100		Not applicable
Class F-2	Not applicable	413		Not applicable
Class F-3	Not applicable	1		Not applicable
Class 529-A	466	83		$118
Class 529-C	447	21		28
Class 529-E	34	2		4
Class 529-T	—	—	*	—	*
Class 529-F-1	—	15		21
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Class ABLE-A	2	—	*	1
Class ABLE-F-2†	Not applicable	—		—
Class R-1	19	2		Not applicable
Class R-2	321	137		Not applicable
Class R-2E	4	2		Not applicable
Class R-3	177	46		Not applicable
Class R-4	88	33		Not applicable
Class R-5E	Not applicable	10		Not applicable
Class R-5	Not applicable	4		Not applicable
Class R-6	Not applicable	3		Not applicable
Total class-specific expenses	$18,834	$3,070		$172

Tax-Aware Conservative Growth and Income Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$6,553	$705
Class C	3,374	110
Class T	—	—	*
Class F-1	627	304
Class F-2	Not applicable	298
Class F-3	Not applicable	1
Total class-specific expenses	$10,554	$1,418

See end of tables for footnotes.

American Funds Portfolio Series	47

Preservation Portfolio

	Distribution	Transfer agent		529 and ABLE
Share class	services	services		plan services
Class A	$3,914	$866		Not applicable
Class C	1,395	94		Not applicable
Class T	—	—	*	Not applicable
Class F-1	93	39		Not applicable
Class F-2	Not applicable	194		Not applicable
Class F-3	Not applicable	—	*	Not applicable
Class 529-A	399	104		$103
Class 529-C	288	20		18
Class 529-E	31	2		4
Class 529-T	—	—	*	—	*
Class 529-F-1	—	21		20
Class 529-F-2†	Not applicable	—		—
Class 529-F-3†	Not applicable	—		—
Class ABLE-A	1	—	*	—	*
Class ABLE-F-2†	Not applicable	—		—
Class R-1	6	1		Not applicable
Class R-2	148	69		Not applicable
Class R-2E	8	3		Not applicable
Class R-3	120	34		Not applicable
Class R-4	36	12		Not applicable
Class R-5E	Not applicable	3		Not applicable
Class R-5	Not applicable	2		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$6,439	$1,466		$145

Tax-Exempt Preservation Portfolio

	Distribution	Transfer agent
Share class	services	services
Class A	$1,090	$123
Class C	386	14
Class T	—	—	*
Class F-1	16	8
Class F-2	Not applicable	73
Class F-3	Not applicable	—	*
Total class-specific expenses	$1,492	$218

*	Amount less than one thousand.
†	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.

48	American Funds Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of	Total trustees’
	Current fees	deferred amounts	compensation
Global Growth Portfolio	$13	$2	$15
Growth Portfolio	30	5	35
Growth and Income Portfolio	33	5	38
Moderate Growth and Income Portfolio	31	5	36
Conservative Growth and Income Portfolio	18	3	21
Tax-Aware Conservative Growth and Income Portfolio	10	1	11
Preservation Portfolio	6	1	7
Tax-Exempt Preservation Portfolio	2	— *	2

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2020, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$1,227,602	$1,063,788
Growth Portfolio	3,911,782	2,812,157
Growth and Income Portfolio	1,882,019	1,326,683
Moderate Growth and Income Portfolio	2,106,964	1,652,209
Conservative Growth and Income Portfolio	1,580,917	1,287,154
Tax-Aware Conservative Growth and Income Portfolio	765,762	428,011
Preservation Portfolio	1,307,430	22,769
Tax-Exempt Preservation Portfolio	193,657	35,923

American Funds Portfolio Series	49

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$375,307	21,996	$102,209	5,798		$(401,550)	(23,889)	$75,966	3,905
Class C	63,354	3,781	16,587	955		(93,639)	(5,517)	(13,698)	(781)
Class T	—	—	—	—		—	—	—	—
Class F-1	23,967	1,383	4,128	234		(26,853)	(1,567)	1,242	50
Class F-2	160,347	9,421	21,634	1,223		(169,020)	(10,373)	12,961	271
Class F-3	82,264	4,895	4,098	232		(30,453)	(1,844)	55,909	3,283
Class 529-A	104,300	5,916	17,533	996		(52,292)	(3,005)	69,541	3,907
Class 529-C	10,350	611	3,335	192		(51,776)	(2,944)	(38,091)	(2,141)
Class 529-E	3,233	188	660	37		(3,264)	(191)	629	34
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	13,410	771	2,170	123		(60,322)	(3,235)	(44,742)	(2,341)
Class 529-F-2[3]	55,592	2,973	—	—		—	—	55,592	2,973
Class 529-F-3[3]	10	1	—	—		—	—	10	1
Class ABLE-A	514	30	26	1		(115)	(7)	425	24
Class ABLE-F-2[3]	19	1	—	—		—	—	19	1
Class R-1	1,313	79	234	13		(2,187)	(122)	(640)	(30)
Class R-2	23,248	1,374	3,996	231		(25,471)	(1,512)	1,773	93
Class R-2E	971	58	201	11		(766)	(44)	406	25
Class R-3	18,033	1,048	2,445	140		(14,854)	(853)	5,624	335
Class R-4	13,854	800	1,468	84		(10,327)	(600)	4,995	284
Class R-5E	3,806	224	322	18		(1,369)	(80)	2,759	162
Class R-5	2,276	132	507	29		(1,927)	(116)	856	45
Class R-6	22,853	1,297	4,290	241		(22,243)	(1,310)	4,900	228
Total net increase (decrease)	$979,021	56,979	$185,844	10,558		$(968,428)	(57,209)	$196,437	10,328

Year ended October 31, 2019

Class A	$355,639	22,110	$89,065	6,255		$(292,754)	(18,143)	$151,950	10,222
Class C	66,074	4,164	15,529	1,104		(76,206)	(4,788)	5,397	480
Class T	—	—	—	—		—	—	—	—
Class F-1	24,807	1,516	3,705	260		(26,988)	(1,668)	1,524	108
Class F-2	145,749	8,985	19,559	1,370		(167,758)	(10,499)	(2,450)	(144)
Class F-3	31,093	1,959	3,363	236		(28,586)	(1,822)	5,870	373
Class 529-A	63,267	3,932	14,590	1,026		(36,820)	(2,277)	41,037	2,681
Class 529-C	10,401	653	3,233	230		(14,275)	(894)	(641)	(11)
Class 529-E	2,454	154	568	40		(1,978)	(123)	1,044	71
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	13,889	855	1,605	113		(6,631)	(408)	8,863	560
Class ABLE-A	361	23	5	—	[2]	(28)	(1)	338	22
Class R-1	1,542	96	189	14		(1,468)	(92)	263	18
Class R-2	23,288	1,468	3,353	239		(18,400)	(1,164)	8,241	543
Class R-2E	1,937	122	217	15		(1,681)	(104)	473	33
Class R-3	16,769	1,047	2,216	156		(15,978)	(995)	3,007	208
Class R-4	6,295	392	1,068	74		(7,167)	(443)	196	23
Class R-5E	3,172	202	165	12		(549)	(33)	2,788	181
Class R-5	1,884	115	423	30		(1,496)	(93)	811	52
Class R-6	28,914	1,773	3,169	221		(14,253)	(870)	17,830	1,124
Total net increase (decrease)	$797,535	49,566	$162,023	11,395		$(713,016)	(44,417)	$246,542	16,544

See end of tables for footnotes.

50	American Funds Portfolio Series

Growth Portfolio

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$1,221,318	66,018		$289,769	15,100		$(813,139)	(44,071)	$697,948	37,047
Class C	208,104	11,486		52,452	2,778		(236,845)	(12,804)	23,711	1,460
Class T	—	—		—	—		—	—	—	—
Class F-1	31,831	1,717		5,866	306		(32,431)	(1,736)	5,266	287
Class F-2	307,024	16,779		37,085	1,926		(235,379)	(13,073)	108,730	5,632
Class F-3	58,965	3,285		7,966	415		(44,432)	(2,400)	22,499	1,300
Class 529-A	312,800	16,345		54,623	2,851		(114,450)	(6,058)	252,973	13,138
Class 529-C	31,258	1,708		10,142	537		(124,959)	(6,519)	(83,559)	(4,274)
Class 529-E	8,578	464		2,242	118		(7,328)	(383)	3,492	199
Class 529-T	—	—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	47,884	2,473		7,437	387		(181,912)	(8,979)	(126,591)	(6,119)
Class 529-F-2[3]	165,016	8,129		—	—		(7)	— [2]	165,009	8,129
Class 529-F-3[3]	10	—	[2]	—	—		—	—	10	— [2]
Class ABLE-A	1,274	68		82	4		(109)	(6)	1,247	66
Class ABLE-F-2[3]	23	1		—	—		—	—	23	1
Class R-1	5,842	315		1,287	68		(3,205)	(166)	3,924	217
Class R-2	58,345	3,167		10,825	574		(56,264)	(3,056)	12,906	685
Class R-2E	1,620	87		614	32		(2,698)	(149)	(464)	(30)
Class R-3	42,013	2,278		7,465	391		(32,939)	(1,770)	16,539	899
Class R-4	22,345	1,216		3,525	184		(20,404)	(1,072)	5,466	328
Class R-5E	9,940	555		999	52		(4,326)	(229)	6,613	378
Class R-5	6,902	370		1,433	74		(5,676)	(316)	2,659	128
Class R-6	41,448	2,237		6,460	335		(70,552)	(3,715)	(22,644)	(1,143)
Total net increase (decrease)	$2,582,540	138,698		$500,273	26,132		$(1,987,055)	(106,502)	$1,095,758	58,328

Year ended October 31, 2019

Class A	$1,040,880	58,500		$221,969	14,093		$(601,059)	(33,758)	$661,790	38,835
Class C	203,332	11,603		41,996	2,704		(164,480)	(9,390)	80,848	4,917
Class T	—	—		—	—		—	—	—	—
Class F-1	36,717	2,066		5,064	322		(38,877)	(2,173)	2,904	215
Class F-2	265,499	14,876		27,509	1,741		(185,820)	(10,411)	107,188	6,206
Class F-3	61,276	3,485		4,817	306		(27,112)	(1,527)	38,981	2,264
Class 529-A	197,366	11,106		40,402	2,569		(86,378)	(4,832)	151,390	8,843
Class 529-C	29,674	1,700		8,733	563		(35,064)	(1,995)	3,343	268
Class 529-E	8,964	506		1,688	108		(4,952)	(279)	5,700	335
Class 529-T	—	—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	38,687	2,153		4,574	290		(12,409)	(688)	30,852	1,755
Class ABLE-A	1,147	65		17	1		(39)	(3)	1,125	63
Class R-1	7,923	449		813	52		(2,286)	(129)	6,450	372
Class R-2	55,585	3,176		8,174	527		(35,638)	(2,033)	28,121	1,670
Class R-2E	2,265	134		413	27		(883)	(49)	1,795	112
Class R-3	37,346	2,099		5,669	362		(27,633)	(1,567)	15,382	894
Class R-4	15,097	850		3,002	191		(15,073)	(838)	3,026	203
Class R-5E	7,404	422		516	33		(1,945)	(109)	5,975	346
Class R-5	6,115	338		1,226	77		(9,963)	(566)	(2,622)	(151)
Class R-6	63,388	3,560		4,942	312		(31,023)	(1,722)	37,307	2,150
Total net increase (decrease)	$2,078,665	117,088		$381,525	24,278		$(1,280,634)	(72,069)	$1,179,556	69,297

See end of tables for footnotes.

American Funds Portfolio Series	51

Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$1,159,987	76,817	$344,745	22,492		$(1,038,097)	(69,819)	$466,635	29,490
Class C	188,283	12,534	59,706	3,903		(298,326)	(19,839)	(50,337)	(3,402)
Class T	—	—	—	—		—	—	—	—
Class F-1	58,491	3,883	9,812	640		(54,535)	(3,641)	13,768	882
Class F-2	295,361	19,661	40,615	2,649		(245,971)	(16,712)	90,005	5,598
Class F-3	45,610	2,969	6,420	420		(38,998)	(2,668)	13,032	721
Class 529-A	186,945	12,144	33,136	2,163		(95,968)	(6,271)	124,113	8,036
Class 529-C	23,866	1,576	7,523	491		(112,826)	(7,331)	(81,437)	(5,264)
Class 529-E	6,141	409	1,442	95		(4,865)	(325)	2,718	179
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	16,462	1,072	3,238	211		(76,517)	(4,903)	(56,817)	(3,620)
Class 529-F-2[3]	67,135	4,293	—	—		—	—	67,135	4,293
Class 529-F-3[3]	10	1	—	—		—	—	10	1
Class ABLE-A	1,357	89	78	5		(210)	(14)	1,225	80
Class ABLE-F-2[3]	51	3	—	—		—	—	51	3
Class R-1	5,471	364	676	44		(3,512)	(234)	2,635	174
Class R-2	37,119	2,463	7,402	484		(43,669)	(2,918)	852	29
Class R-2E	3,613	232	756	49		(2,709)	(188)	1,660	93
Class R-3	29,796	1,963	5,710	373		(30,342)	(2,002)	5,164	334
Class R-4	15,720	1,039	3,884	254		(27,005)	(1,749)	(7,401)	(456)
Class R-5E	5,680	382	644	42		(2,452)	(157)	3,872	267
Class R-5	4,622	308	1,236	81		(7,409)	(490)	(1,551)	(101)
Class R-6	85,804	5,583	13,796	900		(60,592)	(4,042)	39,008	2,441
Total net increase (decrease)	$2,237,524	147,785	$540,820	35,296		$(2,144,003)	(143,303)	$634,341	39,778

Year ended October 31, 2019

Class A	$1,101,534	75,205	$314,502	22,995		$(813,746)	(55,534)	$602,290	42,666
Class C	215,035	14,767	58,443	4,336		(224,966)	(15,461)	48,512	3,642
Class T	—	—	—	—		—	—	—	—
Class F-1	56,275	3,853	8,969	656		(49,921)	(3,405)	15,323	1,104
Class F-2	262,244	17,928	36,495	2,661		(215,449)	(14,746)	83,290	5,843
Class F-3	64,363	4,419	4,663	338		(37,621)	(2,573)	31,405	2,184
Class 529-A	106,989	7,301	29,715	2,175		(77,439)	(5,276)	59,265	4,200
Class 529-C	25,706	1,764	7,745	574		(32,443)	(2,216)	1,008	122
Class 529-E	5,709	389	1,304	96		(3,891)	(265)	3,122	220
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	17,973	1,221	2,648	192		(8,784)	(595)	11,837	818
Class ABLE-A	973	67	20	1		(77)	(5)	916	63
Class R-1	5,378	367	505	37		(1,801)	(121)	4,082	283
Class R-2	37,403	2,579	7,153	531		(34,195)	(2,351)	10,361	759
Class R-2E	5,475	375	547	40		(1,869)	(127)	4,153	288
Class R-3	28,635	1,964	5,137	378		(22,686)	(1,545)	11,086	797
Class R-4	16,716	1,151	3,616	265		(17,965)	(1,224)	2,367	192
Class R-5E	4,774	331	397	29		(1,251)	(85)	3,920	275
Class R-5	3,738	255	1,265	92		(5,276)	(357)	(273)	(10)
Class R-6	103,012	7,057	9,234	669		(32,777)	(2,225)	79,469	5,501
Total net increase (decrease)	$2,061,932	140,993	$492,359	36,065		$(1,582,157)	(108,111)	$972,134	68,947

See end of tables for footnotes.

52	American Funds Portfolio Series

Moderate Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$1,210,016	79,371	$222,019	14,431		$(918,527)	(61,246)	$513,508	32,556
Class C	176,493	11,668	36,901	2,399		(277,930)	(18,410)	(64,536)	(4,343)
Class T	—	—	—	—		—	—	—	—
Class F-1	37,782	2,474	5,771	375		(50,314)	(3,321)	(6,761)	(472)
Class F-2	297,495	19,614	31,382	2,039		(260,512)	(17,363)	68,365	4,290
Class F-3	63,975	4,146	5,902	385		(64,505)	(4,248)	5,372	283
Class 529-A	133,854	8,657	15,215	989		(84,105)	(5,518)	64,964	4,128
Class 529-C	16,779	1,098	3,489	227		(75,228)	(4,898)	(54,960)	(3,573)
Class 529-E	3,987	261	566	36		(4,327)	(288)	226	9
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	14,626	944	2,107	137		(66,960)	(4,298)	(50,227)	(3,217)
Class 529-F-2[3]	56,274	3,614	—	—		—	—	56,274	3,614
Class 529-F-3[3]	10	1	—	—		—	—	10	1
Class ABLE-A	1,022	67	46	3		(167)	(11)	901	59
Class ABLE-F-2[3]	44	3	—	—		—	—	44	3
Class R-1	2,540	168	355	23		(5,553)	(365)	(2,658)	(174)
Class R-2	29,898	1,975	3,908	254		(37,700)	(2,519)	(3,894)	(290)
Class R-2E	1,813	121	356	23		(3,020)	(195)	(851)	(51)
Class R-3	30,595	2,028	4,753	309		(32,408)	(2,146)	2,940	191
Class R-4	19,665	1,280	3,719	242		(27,691)	(1,833)	(4,307)	(311)
Class R-5E	3,934	261	559	36		(5,690)	(371)	(1,197)	(74)
Class R-5	3,830	253	913	59		(4,467)	(307)	276	5
Class R-6	68,195	4,458	16,986	1,103		(93,868)	(6,181)	(8,687)	(620)
Total net increase (decrease)	$2,172,827	142,462	$354,948	23,070		$(2,012,972)	(133,518)	$514,803	32,014

Year ended October 31, 2019

Class A	$1,092,529	74,961	$213,142	15,476		$(703,959)	(48,257)	$601,712	42,180
Class C	193,528	13,360	40,143	2,961		(218,090)	(15,081)	15,581	1,240
Class T	—	—	—	—		—	—	—	—
Class F-1	38,776	2,652	6,003	436		(40,829)	(2,803)	3,950	285
Class F-2	311,692	21,622	29,526	2,136		(246,015)	(17,010)	95,203	6,748
Class F-3	97,226	6,670	4,236	303		(49,371)	(3,353)	52,091	3,620
Class 529-A	86,760	5,932	15,090	1,096		(73,619)	(5,025)	28,231	2,003
Class 529-C	22,133	1,524	4,246	313		(34,278)	(2,359)	(7,899)	(522)
Class 529-E	4,330	296	560	41		(3,481)	(239)	1,409	98
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	19,140	1,306	1,982	144		(15,141)	(1,030)	5,981	420
Class ABLE-A	733	50	15	1		(56)	(4)	692	47
Class R-1	3,285	227	459	34		(4,416)	(307)	(672)	(46)
Class R-2	31,475	2,178	4,074	301		(25,690)	(1,779)	9,859	700
Class R-2E	5,320	370	310	23		(2,724)	(191)	2,906	202
Class R-3	32,428	2,219	5,007	366		(31,033)	(2,131)	6,402	454
Class R-4	16,291	1,118	4,021	293		(28,127)	(1,928)	(7,815)	(517)
Class R-5E	6,001	407	481	35		(2,835)	(196)	3,647	246
Class R-5	3,686	253	985	71		(5,287)	(363)	(616)	(39)
Class R-6	142,690	9,710	14,941	1,076		(61,250)	(4,176)	96,381	6,610
Total net increase (decrease)	$2,108,023	144,855	$345,222	25,106		$(1,546,201)	(106,232)	$907,044	63,729

See end of tables for footnotes.

American Funds Portfolio Series	53

Conservative Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$829,298	66,791	$177,323	14,312		$(710,070)	(58,216)	$296,551	22,887
Class C	114,062	9,224	26,707	2,159		(183,652)	(15,009)	(42,883)	(3,626)
Class T	—	—	—	—		—	—	—	—
Class F-1	26,117	2,121	4,145	334		(28,502)	(2,340)	1,760	115
Class F-2	151,363	12,236	18,819	1,515		(173,724)	(14,291)	(3,542)	(540)
Class F-3	32,282	2,606	2,944	238		(27,532)	(2,290)	7,694	554
Class 529-A	85,681	6,890	8,579	693		(53,328)	(4,313)	40,932	3,270
Class 529-C	14,372	1,157	1,896	153		(37,801)	(3,078)	(21,533)	(1,768)
Class 529-E	3,271	262	306	25		(2,601)	(211)	976	76
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	12,492	993	1,673	135		(44,565)	(3,624)	(30,400)	(2,496)
Class 529-F-2[3]	36,153	2,954	—	—		—	—	36,153	2,954
Class 529-F-3[3]	10	1	—	—		—	—	10	1
Class ABLE-A	620	49	36	3		(94)	(7)	562	45
Class ABLE-F-2[3]	10	1	—	—		—	—	10	1
Class R-1	733	59	74	6		(379)	(30)	428	35
Class R-2	11,910	979	1,709	138		(13,296)	(1,072)	323	45
Class R-2E	198	15	28	2		(577)	(46)	(351)	(29)
Class R-3	14,788	1,194	1,545	125		(14,013)	(1,152)	2,320	167
Class R-4	10,145	803	1,639	132		(13,206)	(1,074)	(1,422)	(139)
Class R-5E	2,690	215	297	24		(1,354)	(109)	1,633	130
Class R-5	1,558	126	350	28		(2,920)	(245)	(1,012)	(91)
Class R-6	25,968	2,101	3,165	256		(28,101)	(2,279)	1,032	78
Total net increase (decrease)	$1,373,721	110,777	$251,236	20,278		$(1,335,715)	(109,386)	$289,242	21,669

Year ended October 31, 2019

Class A	$763,317	61,463	$157,189	13,009		$(520,173)	(41,953)	$400,333	32,519
Class C	123,068	9,944	26,061	2,176		(138,870)	(11,254)	10,259	866
Class T	—	—	—	—		—	—	—	—
Class F-1	33,402	2,692	3,731	309		(26,052)	(2,099)	11,081	902
Class F-2	172,852	13,897	17,294	1,427		(127,844)	(10,297)	62,302	5,027
Class F-3	34,044	2,761	2,572	213		(28,624)	(2,313)	7,992	661
Class 529-A	64,715	5,196	6,943	574		(39,931)	(3,214)	31,727	2,556
Class 529-C	19,254	1,556	1,893	158		(16,395)	(1,327)	4,752	387
Class 529-E	2,693	217	268	22		(3,269)	(266)	(308)	(27)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	15,231	1,218	1,125	93		(5,532)	(446)	10,824	865
Class ABLE-A	470	38	13	1		(65)	(5)	418	34
Class R-1	505	41	57	4		(268)	(21)	294	24
Class R-2	16,610	1,351	1,487	124		(10,194)	(833)	7,903	642
Class R-2E	360	30	22	2		(144)	(12)	238	20
Class R-3	12,505	1,004	1,363	113		(11,121)	(896)	2,747	221
Class R-4	13,255	1,053	1,426	118		(10,285)	(825)	4,396	346
Class R-5E	2,316	192	208	17		(928)	(75)	1,596	134
Class R-5	1,604	129	351	29		(1,414)	(113)	541	45
Class R-6	38,632	3,084	2,263	186		(17,264)	(1,373)	23,631	1,897
Total net increase (decrease)	$1,314,833	105,866	$224,267	18,575		$(958,373)	(77,322)	$580,727	47,119

See end of tables for footnotes.

54	American Funds Portfolio Series

Tax-Aware Conservative Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$566,752	41,232	$79,212	5,743	$(330,848)	(24,780)	$315,116	22,195
Class C	81,285	5,923	10,244	745	(79,929)	(5,947)	11,600	721
Class T	—	—	—	—	—	—	—	—
Class F-1	86,998	6,237	9,341	676	(101,871)	(7,656)	(5,532)	(743)
Class F-2	106,600	7,719	10,869	787	(97,383)	(7,425)	20,086	1,081
Class F-3	25,329	1,824	2,245	163	(19,208)	(1,451)	8,366	536
Total net increase (decrease)	$866,964	62,935	$111,911	8,114	$(629,239)	(47,259)	$349,636	23,790

Year ended October 31, 2019

Class A	$513,146	37,858	$71,777	5,470	$(222,160)	(16,603)	$362,763	26,725
Class C	88,142	6,545	10,335	797	(57,937)	(4,317)	40,540	3,025
Class T	—	—	—	—	—	—	—	—
Class F-1	103,083	7,625	8,728	666	(66,266)	(4,913)	45,545	3,378
Class F-2	127,034	9,394	9,374	711	(56,910)	(4,245)	79,498	5,860
Class F-3	21,941	1,627	2,392	182	(26,730)	(1,997)	(2,397)	(188)
Total net increase (decrease)	$853,346	63,049	$102,606	7,826	$(430,003)	(32,075)	$525,949	38,800

See end of tables for footnotes.

American Funds Portfolio Series	55

Preservation Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$1,159,450	112,695	$17,672		1,734		$(452,227)	(44,170)	$724,895	70,259
Class C	102,494	9,984	956		94		(52,856)	(5,159)	50,594	4,919
Class T	—	—	—		—		—	—	—	—
Class F-1	62,819	6,070	477		46		(20,806)	(2,013)	42,490	4,103
Class F-2	416,097	40,286	3,219		314		(120,539)	(11,722)	298,777	28,878
Class F-3	48,675	4,719	406		40		(6,497)	(627)	42,584	4,132
Class 529-A	119,924	11,672	2,243		220		(48,981)	(4,789)	73,186	7,103
Class 529-C	18,421	1,805	214		21		(29,484)	(2,866)	(10,849)	(1,040)
Class 529-E	4,393	430	73		8		(2,685)	(264)	1,781	174
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	17,899	1,742	534		53		(48,238)	(4,652)	(29,805)	(2,857)
Class 529-F-2[3]	39,486	3,797	—		—		—	—	39,486	3,797
Class 529-F-3[3]	10	1	—		—		—	—	10	1
Class ABLE-A	276	27	4		—	[2]	(86)	(8)	194	19
Class ABLE-F-2[3]	10	1	—		—		—	—	10	1
Class R-1	641	62	3		—	[2]	(130)	(13)	514	49
Class R-2	17,252	1,689	133		13		(10,733)	(1,055)	6,652	647
Class R-2E	1,418	139	13		1		(1,088)	(105)	343	35
Class R-3	20,917	2,043	262		26		(11,865)	(1,159)	9,314	910
Class R-4	13,692	1,327	200		19		(9,853)	(957)	4,039	389
Class R-5E	2,215	216	33		4		(825)	(81)	1,423	139
Class R-5	5,118	494	56		5		(1,694)	(164)	3,480	335
Class R-6	32,496	3,159	521		51		(13,629)	(1,333)	19,388	1,877
Total net increase (decrease)	$2,083,703	202,358	$27,019		2,649		$(832,216)	(81,137)	$1,278,506	123,870

Year ended October 31, 2019

Class A	$350,907	35,467	$17,454		1,764		$(292,899)	(29,655)	$75,462	7,576
Class C	33,319	3,373	1,253		127		(40,193)	(4,077)	(5,621)	(577)
Class T	—	—	—		—		—	—	—	—
Class F-1	12,416	1,253	378		39		(12,430)	(1,256)	364	36
Class F-2	63,081	6,380	1,982		200		(41,181)	(4,165)	23,882	2,415
Class F-3	11,146	1,122	93		9		(3,824)	(384)	7,415	747
Class 529-A	60,368	6,097	2,096		212		(34,547)	(3,493)	27,917	2,816
Class 529-C	16,971	1,716	297		30		(13,893)	(1,406)	3,375	340
Class 529-E	3,735	378	72		7		(2,308)	(234)	1,499	151
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	15,084	1,521	490		49		(8,312)	(839)	7,262	731
Class ABLE-A	242	24	3		—	[2]	(73)	(7)	172	17
Class R-1	362	36	5		—	[2]	(438)	(44)	(71)	(8)
Class R-2	9,206	932	166		17		(6,926)	(703)	2,446	246
Class R-2E	473	48	12		1		(305)	(30)	180	19
Class R-3	14,121	1,418	256		26		(12,292)	(1,236)	2,085	208
Class R-4	3,306	333	197		20		(3,585)	(368)	(82)	(15)
Class R-5E	1,142	116	20		2		(186)	(19)	976	99
Class R-5	620	62	45		5		(455)	(46)	210	21
Class R-6	14,567	1,468	376		38		(5,028)	(508)	9,915	998
Total net increase (decrease)	$611,066	61,744	$25,195		2,546		$(478,875)	(48,470)	$157,386	15,820

See end of tables for footnotes.

56	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A	$171,840	17,245	$5,050	508	$(88,699)	(8,955)	$88,191	8,798
Class C	13,758	1,385	276	28	(14,687)	(1,480)	(653)	(67)
Class T	—	—	—	—	—	—	—	—
Class F-1	13,944	1,387	79	8	(9,482)	(947)	4,541	448
Class F-2	78,120	7,828	1,196	120	(26,472)	(2,674)	52,844	5,274
Class F-3	17,894	1,790	182	19	(5,696)	(570)	12,380	1,239
Total net increase (decrease)	$295,556	29,635	$6,783	683	$(145,036)	(14,626)	$157,303	15,692

Year ended October 31, 2019

Class A	$123,786	12,730	$5,529	566	$(114,783)	(11,785)	$14,532	1,511
Class C	9,211	943	406	41	(15,480)	(1,587)	(5,863)	(603)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,624	268	66	7	(2,801)	(286)	(111)	(11)
Class F-2	42,565	4,355	1,008	103	(29,446)	(3,011)	14,127	1,447
Class F-3	6,650	678	83	8	(2,165)	(220)	4,568	466
Total net increase (decrease)	$184,836	18,974	$7,092	725	$(164,675)	(16,889)	$27,253	2,810

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2, Class 529-F-3 and Class ABLE-F-2 shares began investment operations on October 30, 2020.

American Funds Portfolio Series	57

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2020	$17.19	$.14	$2.24	$2.38	$(.16)	$(.71)	$(.87)	$18.70	14.09%	$2,294		.38%		.38%		.82%		.83%
10/31/2019	16.01	.17	1.82	1.99	(.16)	(.65)	(.81)	17.19	13.55	2,042		.40		.40		.83		1.04
10/31/2018	17.37	.11	(.42)	(.31)	(.12)	(.93)	(1.05)	16.01	(2.09)	1,737		.39		.39		.83		.63
10/31/2017	14.29	.16	3.44	3.60	(.15)	(.37)	(.52)	17.37	26.05	1,471		.35		.35		.79		1.02
10/31/2016	14.58	.15	.11	.26	(.13)	(.42)	(.55)	14.29	1.86	1,074		.35		.33		.82		1.11
Class C:
10/31/2020	16.87	.02	2.18	2.20	(.03)	(.71)	(.74)	18.33	13.25	402		1.13		1.13		1.57		.10
10/31/2019	15.71	.05	1.81	1.86	(.05)	(.65)	(.70)	16.87	12.74	384		1.15		1.15		1.58		.31
10/31/2018	17.08	(.02)	(.42)	(.44)	— [6]	(.93)	(.93)	15.71	(2.85)	350		1.12		1.12		1.56		(.11)
10/31/2017	14.05	.04	3.40	3.44	(.04)	(.37)	(.41)	17.08	25.16	295		1.11		1.11		1.55		.28
10/31/2016	14.37	.04	.09	.13	(.03)	(.42)	(.45)	14.05	.99	227		1.14		1.13		1.62		.30
Class T:
10/31/2020	17.22	.19	2.24	2.43	(.20)	(.71)	(.91)	18.74	14.39 [7]	—	[8]	.14	[7]	.14	[7]	.58	[7]	1.11	[7]
10/31/2019	16.04	.22	1.82	2.04	(.21)	(.65)	(.86)	17.22	13.87 [7]	—	[8]	.15	[7]	.15	[7]	.58	[7]	1.35	[7]
10/31/2018	17.40	.17	(.45)	(.28)	(.15)	(.93)	(1.08)	16.04	(1.86)[7]	—	[8]	.10	[7]	.10	[7]	.54	[7]	.99	[7]
10/31/2017[9,10]	15.06	.05	2.29	2.34	—	—	—	17.40	15.54 [7,11]	—	[8]	.12	[7,12]	.12	[7,12]	.56	[7,12]	.52	[7,12]
Class F-1:
10/31/2020	17.21	.14	2.25	2.39	(.16)	(.71)	(.87)	18.73	14.14	90		.38		.38		.82		.83
10/31/2019	16.02	.17	1.83	2.00	(.16)	(.65)	(.81)	17.21	13.59	82		.40		.40		.83		1.07
10/31/2018	17.39	.11	(.44)	(.33)	(.11)	(.93)	(1.04)	16.02	(2.15)	75		.38		.38		.82		.61
10/31/2017	14.30	.15	3.45	3.60	(.14)	(.37)	(.51)	17.39	26.01	58		.39		.39		.83		.99
10/31/2016	14.58	.15	.10	.25	(.11)	(.42)	(.53)	14.30	1.77	40		.42		.40		.89		1.08
Class F-2:
10/31/2020	17.27	.19	2.24	2.43	(.20)	(.71)	(.91)	18.79	14.36	464		.12		.12		.56		1.10
10/31/2019	16.08	.22	1.83	2.05	(.21)	(.65)	(.86)	17.27	13.89	422		.14		.14		.57		1.34
10/31/2018	17.44	.14	(.42)	(.28)	(.15)	(.93)	(1.08)	16.08	(1.88)	395		.13		.13		.57		.84
10/31/2017	14.34	.17	3.48	3.65	(.18)	(.37)	(.55)	17.44	26.37	249		.13		.13		.57		1.10
10/31/2016	14.64	.16	.12	.28	(.16)	(.42)	(.58)	14.34	1.98	105		.15		.13		.62		1.15
Class F-3:
10/31/2020	17.24	.17	2.28	2.45	(.22)	(.71)	(.93)	18.76	14.51	142		.02		.02		.46		.98
10/31/2019	16.06	.23	1.83	2.06	(.23)	(.65)	(.88)	17.24	13.98	74		.02		.02		.45		1.41
10/31/2018	17.41	.13	(.39)	(.26)	(.16)	(.93)	(1.09)	16.06	(1.74)	62		.02		.02		.46		.75
10/31/2017[9,13]	14.50	.06	2.85	2.91	—	—	—	17.41	20.07 [11]	15		.02	[12]	.02	[12]	.46	[12]	.51	[12]

See end of tables for footnotes.

58	American Funds Portfolio Series

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2020	$17.16	$.13	$2.23	$2.36	$(.15)	$(.71)	$(.86)	$18.66	14.03%	$449		.42%		.42%		.86%		.75%
10/31/2019	15.98	.16	1.83	1.99	(.16)	(.65)	(.81)	17.16	13.56	346		.44		.44		.87		.99
10/31/2018	17.35	.10	(.43)	(.33)	(.11)	(.93)	(1.04)	15.98	(2.17)	279		.41		.41		.85		.60
10/31/2017	14.27	.15	3.44	3.59	(.14)	(.37)	(.51)	17.35	26.04	218		.40		.40		.84		.96
10/31/2016	14.56	.14	.11	.25	(.12)	(.42)	(.54)	14.27	1.79	147		.41		.39		.88		1.03
Class 529-C:
10/31/2020	16.87	.03	2.16	2.19	(.02)	(.71)	(.73)	18.33	13.17	47		1.19		1.19		1.63		.19
10/31/2019	15.71	.04	1.80	1.84	(.03)	(.65)	(.68)	16.87	12.64	79		1.21		1.21		1.64		.27
10/31/2018	17.08	(.03)	(.41)	(.44)	—	(.93)	(.93)	15.71	(2.87)	74		1.18		1.18		1.62		(.16)
10/31/2017	14.03	.03	3.40	3.43	(.01)	(.37)	(.38)	17.08	25.05	71		1.19		1.19		1.63		.17
10/31/2016	14.34	.03	.10	.13	(.02)	(.42)	(.44)	14.03	.92	56		1.23		1.21		1.70		.22
Class 529-E:
10/31/2020	17.06	.10	2.21	2.31	(.12)	(.71)	(.83)	18.54	13.78	15		.63		.63		1.07		.58
10/31/2019	15.89	.13	1.82	1.95	(.13)	(.65)	(.78)	17.06	13.30	13		.65		.65		1.08		.80
10/31/2018	17.25	.06	(.41)	(.35)	(.08)	(.93)	(1.01)	15.89	(2.33)	11		.64		.64		1.08		.35
10/31/2017	14.19	.11	3.42	3.53	(.10)	(.37)	(.47)	17.25	25.71	9		.64		.64		1.08		.69
10/31/2016	14.50	.10	.10	.20	(.09)	(.42)	(.51)	14.19	1.45	6		.68		.67		1.16		.75
Class 529-T:
10/31/2020	17.21	.18	2.24	2.42	(.19)	(.71)	(.90)	18.73	14.36 [7]	—	[8]	.19	[7]	.19	[7]	.63	[7]	1.02	[7]
10/31/2019	16.03	.21	1.82	2.03	(.20)	(.65)	(.85)	17.21	13.80 [7]	—	[8]	.19	[7]	.19	[7]	.62	[7]	1.27	[7]
10/31/2018	17.39	.15	(.44)	(.29)	(.14)	(.93)	(1.07)	16.03	(1.92)[7]	—	[8]	.17	[7]	.17	[7]	.61	[7]	.89	[7]
10/31/2017[9,10]	15.06	.04	2.29	2.33	—	—	—	17.39	15.47 [7,11]	—	[8]	.19	[7,12]	.19	[7,12]	.63	[7,12]	.45	[7,12]
Class 529-F-1:
10/31/2020	17.23	.17	2.25	2.42	(.19)	(.71)	(.90)	18.75	14.35 [7]	—	[8]	.18	[7]	.18	[7]	.62	[7]	.97	[7]
10/31/2019	16.06	.19	1.83	2.02	(.20)	(.65)	(.85)	17.23	13.75	40		.20		.20		.63		1.18
10/31/2018	17.41	.14	(.42)	(.28)	(.14)	(.93)	(1.07)	16.06	(1.87)	29		.18		.18		.62		.79
10/31/2017	14.32	.18	3.45	3.63	(.17)	(.37)	(.54)	17.41	26.25	17		.18		.18		.62		1.15
10/31/2016	14.61	.17	.11	.28	(.15)	(.42)	(.57)	14.32	1.97	10		.22		.21		.70		1.19
Class 529-F-2:
10/31/2020[9,14]	18.70	—	—	—	—	—	—	18.70	—	56		—		—		—		—

See end of tables for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
10/31/2020[9,14]	$18.70	$—	$—	$—	$—	$—	$—	$18.70	—%	$—	[8]	—%		—%		—%		—%
Class ABLE-A:
10/31/2020	17.12	.11	2.26	2.37	(.18)	(.71)	(.89)	18.60	14.11	1		.42		.35		.79		.63
10/31/2019	16.00	.09	1.90	1.99	(.22)	(.65)	(.87)	17.12	13.57	1		.43		.36		.79		.56
10/31/2018[9,15]	17.48	.01	(1.49)	(1.48)	—	—	—	16.00	(8.47)[7,11]	—	[8]	.08	[7,11]	.06	[7,11]	.50	[7,11]	.04 [7,11]
Class ABLE-F-2:
10/31/2020[9,14]	18.70	—	—	—	—	—	—	18.70	—	—	[8]	—		—		—		—
Class R-1:
10/31/2020	16.95	.03	2.20	2.23	(.05)	(.71)	(.76)	18.42	13.37	5		1.06		1.06		1.50		.16
10/31/2019	15.78	.05	1.82	1.87	(.05)	(.65)	(.70)	16.95	12.74	5		1.10		1.10		1.53		.32
10/31/2018	17.16	(.02)	(.41)	(.43)	(.02)	(.93)	(.95)	15.78	(2.78)	5		1.10		1.10		1.54		(.10)
10/31/2017	14.08	.03	3.42	3.45	—	(.37)	(.37)	17.16	25.12	3		1.12		1.12		1.56		.19
10/31/2016	14.39	.03	.11	.14	(.03)	(.42)	(.45)	14.08	1.03	3		1.15		1.14		1.63		.24
Class R-2:
10/31/2020	16.82	.02	2.18	2.20	(.05)	(.71)	(.76)	18.26	13.27	98		1.11		1.11		1.55		.11
10/31/2019	15.67	.05	1.80	1.85	(.05)	(.65)	(.70)	16.82	12.72	89		1.12		1.12		1.55		.33
10/31/2018	17.03	(.01)	(.42)	(.43)	— [6]	(.93)	(.93)	15.67	(2.79)	74		1.11		1.11		1.55		(.08)
10/31/2017	14.03	.04	3.38	3.42	(.05)	(.37)	(.42)	17.03	25.10	67		1.10		1.10		1.54		.26
10/31/2016	14.35	.03	.11	.14	(.04)	(.42)	(.46)	14.03	1.03	47		1.16		1.15		1.64		.22
Class R-2E:
10/31/2020	16.99	.06	2.21	2.27	(.07)	(.71)	(.78)	18.48	13.57	6		.82		.82		1.26		.33
10/31/2019	15.86	.10	1.82	1.92	(.14)	(.65)	(.79)	16.99	13.13	5		.83		.83		1.26		.60
10/31/2018	17.24	.02	(.41)	(.39)	(.06)	(.93)	(.99)	15.86	(2.55)	4		.82		.82		1.26		.10
10/31/2017	14.27	.08	3.43	3.51	(.17)	(.37)	(.54)	17.24	25.48	1		.81		.81		1.25		.49
10/31/2016	14.57	(.05)	.31	.26	(.14)	(.42)	(.56)	14.27	1.84	1		.75		.75		1.24		(.42)

See end of tables for footnotes.

60	American Funds Portfolio Series

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
10/31/2020	$17.05	$.09	$2.21	$2.30	$(.11)	$(.71)	$(.82)	$18.53	13.72%	$62		.67%		.67%		1.11%		.51%
10/31/2019	15.88	.12	1.82	1.94	(.12)	(.65)	(.77)	17.05	13.28	52		.67		.67		1.10		.76
10/31/2018	17.24	.06	(.42)	(.36)	(.07)	(.93)	(1.00)	15.88	(2.37)	45		.67		.67		1.11		.33
10/31/2017	14.19	.10	3.42	3.52	(.10)	(.37)	(.47)	17.24	25.64	36		.66		.66		1.10		.65
10/31/2016	14.49	.09	.11	.20	(.08)	(.42)	(.50)	14.19	1.46	22		.72		.70		1.19		.69
Class R-4:
10/31/2020	17.17	.15	2.23	2.38	(.17)	(.71)	(.88)	18.67	14.13	32		.35		.35		.79		.89
10/31/2019	15.99	.17	1.83	2.00	(.17)	(.65)	(.82)	17.17	13.59	24		.37		.37		.80		1.05
10/31/2018	17.34	.11	(.42)	(.31)	(.11)	(.93)	(1.04)	15.99	(2.05)	22		.37		.37		.81		.62
10/31/2017	14.27	.15	3.44	3.59	(.15)	(.37)	(.52)	17.34	26.03	17		.36		.36		.80		1.00
10/31/2016	14.57	.15	.10	.25	(.13)	(.42)	(.55)	14.27	1.81	10		.41		.39		.88		1.08
Class R-5E:
10/31/2020	17.17	.16	2.25	2.41	(.20)	(.71)	(.91)	18.67	14.31	9		.16		.16		.60		.91
10/31/2019	16.00	.17	1.86	2.03	(.21)	(.65)	(.86)	17.17	13.89	6		.16		.16		.59		1.02
10/31/2018	17.37	.06	(.34)	(.28)	(.16)	(.93)	(1.09)	16.00	(1.90)	3		.17		.17		.61		.33
10/31/2017	14.26	.20	3.44	3.64	(.16)	(.37)	(.53)	17.37	26.42	—	[8]	.17		.10		.54		1.33
10/31/2016[9,16]	14.71	.17	(.03)	.14	(.17)	(.42)	(.59)	14.26	1.03 [11]	—	[8]	.27	[12]	.25	[12]	.74	[12]	1.32	[12]
Class R-5:
10/31/2020	17.36	.20	2.26	2.46	(.21)	(.71)	(.92)	18.90	14.47	11		.07		.07		.51		1.14
10/31/2019	16.16	.23	1.84	2.07	(.22)	(.65)	(.87)	17.36	13.94	9		.08		.08		.51		1.38
10/31/2018	17.52	.17	(.44)	(.27)	(.16)	(.93)	(1.09)	16.16	(1.83)	8		.08		.08		.52		.99
10/31/2017	14.40	.20	3.47	3.67	(.18)	(.37)	(.55)	17.52	26.46	8		.07		.07		.51		1.25
10/31/2016	14.70	.17	.11	.28	(.16)	(.42)	(.58)	14.40	2.03	4		.10		.09		.58		1.25
Class R-6:
10/31/2020	17.40	.21	2.26	2.47	(.22)	(.71)	(.93)	18.94	14.49	91		.02		.02		.46		1.18
10/31/2019	16.20	.22	1.85	2.07	(.22)	(.65)	(.87)	17.40	13.98	79		.03		.03		.46		1.36
10/31/2018	17.55	.17	(.43)	(.26)	(.16)	(.93)	(1.09)	16.20	(1.73)	56		.02		.02		.46		.99
10/31/2017	14.43	.21	3.47	3.68	(.19)	(.37)	(.56)	17.55	26.45	49		.03		.03		.47		1.31
10/31/2016	14.72	.21	.09	.30	(.17)	(.42)	(.59)	14.43	2.13	32		.05		.03		.52		1.47

See end of tables for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2020	$18.76	$.14	$2.50	$2.64	$(.16)	$(.94)	$(1.10)	$20.30	14.43%		$6,049		.38%		.38%		.74%		.71%
10/31/2019	17.89	.16	1.70	1.86	(.16)	(.83)	(.99)	18.76	11.42		4,894		.40		.40		.78		.87
10/31/2018	18.13	.12	.26	.38	(.13)	(.49)	(.62)	17.89	2.02		3,973		.36		.36		.74		.65
10/31/2017	15.21	.16	3.41	3.57	(.15)	(.50)	(.65)	18.13	24.39		3,364		.33		.33		.72		.97
10/31/2016	15.41	.10	.41	.51	(.11)	(.60)	(.71)	15.21	3.41		2,505		.34		.32		.76		.68
Class C:
10/31/2020	18.38	— [6]	2.45	2.45	(.03)	(.94)	(.97)	19.86	13.62		1,099		1.12		1.12		1.48		—	[17]
10/31/2019	17.54	.03	1.67	1.70	(.03)	(.83)	(.86)	18.38	10.55		990		1.14		1.14		1.52		.14
10/31/2018	17.78	(.02)	.27	.25	— [6]	(.49)	(.49)	17.54	1.34		858		1.12		1.12		1.50		(.09)
10/31/2017	14.94	.03	3.35	3.38	(.04)	(.50)	(.54)	17.78	23.37		761		1.11		1.11		1.50		.20
10/31/2016	15.18	(.02)	.39	.37	(.01)	(.60)	(.61)	14.94	2.54		595		1.14		1.12		1.56		(.13)
Class T:
10/31/2020	18.78	.20	2.51	2.71	(.21)	(.94)	(1.15)	20.34	14.79	[7]	—	[8]	.13	[7]	.13	[7]	.49	[7]	1.03	[7]
10/31/2019	17.92	.21	1.68	1.89	(.20)	(.83)	(1.03)	18.78	11.66	[7]	—	[8]	.14	[7]	.14	[7]	.52	[7]	1.19	[7]
10/31/2018	18.15	.18	.25	.43	(.17)	(.49)	(.66)	17.92	2.30	[7]	—	[8]	.10	[7]	.10	[7]	.48	[7]	.96	[7]
10/31/2017[9,10]	16.00	.04	2.11	2.15	—	—	—	18.15	13.44	[7,11]	—	[8]	.11	[7,12]	.11	[7,12]	.50	[7,12]	.45	[7,12]
Class F-1:
10/31/2020	18.75	.14	2.51	2.65	(.16)	(.94)	(1.10)	20.30	14.48		115		.38		.38		.74		.73
10/31/2019	17.88	.16	1.70	1.86	(.16)	(.83)	(.99)	18.75	11.40		101		.39		.39		.77		.92
10/31/2018	18.11	.12	.26	.38	(.12)	(.49)	(.61)	17.88	2.03		92		.38		.38		.76		.65
10/31/2017	15.20	.15	3.40	3.55	(.14)	(.50)	(.64)	18.11	24.25		78		.39		.39		.78		.93
10/31/2016	15.40	.09	.40	.49	(.09)	(.60)	(.69)	15.20	3.32		60		.41		.39		.83		.63
Class F-2:
10/31/2020	18.86	.18	2.53	2.71	(.21)	(.94)	(1.15)	20.42	14.74		779		.12		.12		.48		.96
10/31/2019	17.98	.20	1.71	1.91	(.20)	(.83)	(1.03)	18.86	11.73		614		.12		.12		.50		1.12
10/31/2018	18.21	.16	.26	.42	(.16)	(.49)	(.65)	17.98	2.27		474		.12		.12		.50		.84
10/31/2017	15.27	.18	3.44	3.62	(.18)	(.50)	(.68)	18.21	24.66		294		.13		.13		.52		1.11
10/31/2016	15.47	.12	.41	.53	(.13)	(.60)	(.73)	15.27	3.58		166		.14		.13		.57		.81
Class F-3:
10/31/2020	18.82	.20	2.53	2.73	(.23)	(.94)	(1.17)	20.38	14.89		161		.01		.01		.37		1.06
10/31/2019	17.95	.21	1.71	1.92	(.22)	(.83)	(1.05)	18.82	11.81		125		.02		.02		.40		1.16
10/31/2018	18.17	.15	.30	.45	(.18)	(.49)	(.67)	17.95	2.42		78		.02		.02		.40		.78
10/31/2017[9,13]	15.59	.06	2.52	2.58	—	—	—	18.17	16.55	[11]	24		.02	[12]	.02	[12]	.41	[12]	.46	[12]

See end of tables for footnotes.

62	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2020	$18.73	$.12	$2.51	$2.63	$(.16)	$(.94)	$(1.10)	$20.26	14.37%		$1,253		.42%		.42%		.78%		.64%
10/31/2019	17.87	.15	1.69	1.84	(.15)	(.83)	(.98)	18.73	11.33		912		.44		.44		.82		.82
10/31/2018	18.11	.11	.26	.37	(.12)	(.49)	(.61)	17.87	2.00		712		.41		.41		.79		.60
10/31/2017	15.19	.14	3.42	3.56	(.14)	(.50)	(.64)	18.11	24.36		567		.38		.38		.77		.87
10/31/2016	15.40	.09	.40	.49	(.10)	(.60)	(.70)	15.19	3.28		370		.41		.40		.84		.60
Class 529-C:
10/31/2020	18.36	.02	2.41	2.43	(.01)	(.94)	(.95)	19.84	13.53		127		1.18		1.18		1.54		.08
10/31/2019	17.51	.02	1.67	1.69	(.01)	(.83)	(.84)	18.36	10.51		196		1.19		1.19		1.57		.11
10/31/2018	17.77	(.03)	.26	.23	—	(.49)	(.49)	17.51	1.22		182		1.18		1.18		1.56		(.15)
10/31/2017	14.94	.02	3.35	3.37	(.04)	(.50)	(.54)	17.77	23.32		184		1.18		1.18		1.57		.10
10/31/2016	15.18	(.03)	.39	.36	—	(.60)	(.60)	14.94	2.44		126		1.22		1.21		1.65		(.20)
Class 529-E:
10/31/2020	18.59	.09	2.48	2.57	(.12)	(.94)	(1.06)	20.10	14.16		46		.63		.63		.99		.48
10/31/2019	17.73	.11	1.69	1.80	(.11)	(.83)	(.94)	18.59	11.15		39		.64		.64		1.02		.63
10/31/2018	17.98	.07	.25	.32	(.08)	(.49)	(.57)	17.73	1.73		31		.63		.63		1.01		.38
10/31/2017	15.09	.10	3.40	3.50	(.11)	(.50)	(.61)	17.98	24.01		26		.64		.64		1.03		.63
10/31/2016	15.31	.05	.40	.45	(.07)	(.60)	(.67)	15.09	3.02		18		.68		.66		1.10		.35
Class 529-T:
10/31/2020	18.78	.18	2.51	2.69	(.20)	(.94)	(1.14)	20.33	14.69	[7]	—	[8]	.18	[7]	.18	[7]	.54	[7]	.94	[7]
10/31/2019	17.91	.20	1.69	1.89	(.19)	(.83)	(1.02)	18.78	11.64	[7]	—	[8]	.18	[7]	.18	[7]	.56	[7]	1.12	[7]
10/31/2018	18.14	.16	.26	.42	(.16)	(.49)	(.65)	17.91	2.25	[7]	—	[8]	.17	[7]	.17	[7]	.55	[7]	.88	[7]
10/31/2017[9,10]	16.00	.04	2.10	2.14	—	—	—	18.14	13.38	[7,11]	—	[8]	.18	[7,12]	.18	[7,12]	.57	[7,12]	.38	[7,12]
Class 529-F-1:
10/31/2020	18.82	.17	2.52	2.69	(.20)	(.94)	(1.14)	20.37	14.67	[7]	—	[8]	.18	[7]	.18	[7]	.54	[7]	.89	[7]
10/31/2019	17.95	.18	1.71	1.89	(.19)	(.83)	(1.02)	18.82	11.62		115		.19		.19		.57		1.02
10/31/2018	18.18	.15	.27	.42	(.16)	(.49)	(.65)	17.95	2.23		78		.18		.18		.56		.81
10/31/2017	15.25	.17	3.43	3.60	(.17)	(.50)	(.67)	18.18	24.55		56		.18		.18		.57		1.01
10/31/2016	15.45	.11	.41	.52	(.12)	(.60)	(.72)	15.25	3.47		30		.21		.20		.64		.74
Class 529-F-2:
10/31/2020[9,14]	20.30	—	—	—	—	—	—	20.30	—		165		—		—		—		—

See end of tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
10/31/2020[9,14]	$20.30	$—	$—	$—	$—	$—	$—	$20.30	—%	$—	[8]	—%		—%		—%		—%
Class ABLE-A:
10/31/2020	18.69	.11	2.53	2.64	(.18)	(.94)	(1.12)	20.21	14.48	3		.41		.35		.71		.57
10/31/2019	17.88	.10	1.75	1.85	(.21)	(.83)	(1.04)	18.69	11.45	1		.43		.36		.74		.53
10/31/2018[9,15]	19.28	.01	(1.41)	(1.40)	—	—	—	17.88	(7.26)[11]	—	[8]	.11	[11]	.09	[11]	.47	[11]	.05 [11]
Class ABLE-F-2:
10/31/2020[9,14]	20.30	—	—	—	—	—	—	20.30	—	—	[8]	—		—		—		—
Class R-1:
10/31/2020	18.44	— [6]	2.46	2.46	(.05)	(.94)	(.99)	19.91	13.64	29		1.11		1.11		1.47		(.03)
10/31/2019	17.62	.02	1.69	1.71	(.06)	(.83)	(.89)	18.44	10.59	23		1.11		1.11		1.49		.10
10/31/2018	17.87	(.03)	.28	.25	(.01)	(.49)	(.50)	17.62	1.31	16		1.11		1.11		1.49		(.18)
10/31/2017	15.00	.03	3.37	3.40	(.03)	(.50)	(.53)	17.87	23.36	9		1.11		1.11		1.50		.21
10/31/2016	15.22	(.02)	.40	.38	—	(.60)	(.60)	15.00	2.57	7		1.15		1.13		1.57		(.11)
Class R-2:
10/31/2020	18.37	— [6]	2.45	2.45	(.04)	(.94)	(.98)	19.84	13.64	230		1.10		1.10		1.46		.02
10/31/2019	17.53	.03	1.67	1.70	(.03)	(.83)	(.86)	18.37	10.60	200		1.10		1.10		1.48		.17
10/31/2018	17.78	(.02)	.27	.25	(.01)	(.49)	(.50)	17.53	1.33	162		1.10		1.10		1.48		(.09)
10/31/2017	14.95	.03	3.35	3.38	(.05)	(.50)	(.55)	17.78	23.36	139		1.10		1.10		1.49		.16
10/31/2016	15.18	(.03)	.41	.38	(.01)	(.60)	(.61)	14.95	2.57	94		1.15		1.14		1.58		(.20)
Class R-2E:
10/31/2020	18.50	.07	2.44	2.51	(.09)	(.94)	(1.03)	19.98	13.89	10		.82		.82		1.18		.36
10/31/2019	17.65	.07	1.70	1.77	(.09)	(.83)	(.92)	18.50	10.97	10		.82		.82		1.20		.39
10/31/2018	17.91	.04	.25	.29	(.06)	(.49)	(.55)	17.65	1.57	8		.82		.82		1.20		.20
10/31/2017	15.08	.07	3.38	3.45	(.12)	(.50)	(.62)	17.91	23.76	6		.81		.81		1.20		.42
10/31/2016	15.38	.03	.41	.44	(.14)	(.60)	(.74)	15.08	2.94	4		.82		.81		1.25		.23

See end of tables for footnotes.

64	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
10/31/2020	$18.61	$.08	$2.49	$2.57	$(.12)	$(.94)	$(1.06)	$20.12	14.12%		$158		.66%		.66%		1.02%		.44%
10/31/2019	17.75	.11	1.69	1.80	(.11)	(.83)	(.94)	18.61	11.09		129		.67		.67		1.05		.61
10/31/2018	17.99	.06	.27	.33	(.08)	(.49)	(.57)	17.75	1.76		107		.66		.66		1.04		.34
10/31/2017	15.11	.09	3.40	3.49	(.11)	(.50)	(.61)	17.99	23.95		88		.66		.66		1.05		.58
10/31/2016	15.32	.04	.41	.45	(.06)	(.60)	(.66)	15.11	3.02		55		.71		.69		1.13		.26
Class R-4:
10/31/2020	18.73	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.27	14.47		72		.36		.36		.72		.73
10/31/2019	17.86	.16	1.70	1.86	(.16)	(.83)	(.99)	18.73	11.44		60		.36		.36		.74		.92
10/31/2018	18.10	.12	.25	.37	(.12)	(.49)	(.61)	17.86	2.01		54		.36		.36		.74		.66
10/31/2017	15.18	.15	3.42	3.57	(.15)	(.50)	(.65)	18.10	24.40		48		.36		.36		.75		.91
10/31/2016	15.40	.09	.40	.49	(.11)	(.60)	(.71)	15.18	3.29		31		.40		.38		.82		.59
Class R-5E:
10/31/2020	18.75	.16	2.53	2.69	(.21)	(.94)	(1.15)	20.29	14.70		25		.16		.16		.52		.84
10/31/2019	17.88	.17	1.73	1.90	(.20)	(.83)	(1.03)	18.75	11.69		16		.16		.16		.54		.97
10/31/2018	18.13	.14	.27	.41	(.17)	(.49)	(.66)	17.88	2.22		9		.16		.16		.54		.75
10/31/2017	15.18	(.02)	3.63	3.61	(.16)	(.50)	(.66)	18.13	24.71		6		.17		.17		.56		(.14)
10/31/2016[9,16]	15.52	.12	.28	.40	(.14)	(.60)	(.74)	15.18	2.73	[11]	—	[8]	.26	[12]	.25	[12]	.69	[12]	.89 [12]
Class R-5:
10/31/2020	18.95	.20	2.53	2.73	(.22)	(.94)	(1.16)	20.52	14.78		29		.06		.06		.42		1.04
10/31/2019	18.06	.22	1.71	1.93	(.21)	(.83)	(1.04)	18.95	11.78		24		.07		.07		.45		1.20
10/31/2018	18.28	.18	.26	.44	(.17)	(.49)	(.66)	18.06	2.36		26		.07		.07		.45		.93
10/31/2017	15.33	.20	3.44	3.64	(.19)	(.50)	(.69)	18.28	24.70		22		.07		.07		.46		1.21
10/31/2016	15.53	.13	.41	.54	(.14)	(.60)	(.74)	15.33	3.62		10		.10		.08		.52		.85
Class R-6:
10/31/2020	18.91	.21	2.53	2.74	(.23)	(.94)	(1.17)	20.48	14.87		119		.02		.02		.38		1.08
10/31/2019	18.03	.21	1.72	1.93	(.22)	(.83)	(1.05)	18.91	11.81		132		.02		.02		.40		1.15
10/31/2018	18.25	.18	.27	.45	(.18)	(.49)	(.67)	18.03	2.40		87		.02		.02		.40		.94
10/31/2017	15.30	.20	3.44	3.64	(.19)	(.50)	(.69)	18.25	24.79		63		.02		.02		.41		1.21
10/31/2016	15.50	.16	.39	.55	(.15)	(.60)	(.75)	15.30	3.66		41		.05		.03		.47		1.05

See end of tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$15.29	$.28	$.91	$1.19	$(.29)	$(.55)	$(.84)	$15.64	7.92%		$6,851		.34%		.34%		.66%		1.81%
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.02		6,248		.36		.36		.68		2.04
10/31/2018	15.06	.27	(.17)	.10	(.26)	(.27)	(.53)	14.63	.56		5,354		.35		.35		.68		1.74
10/31/2017	13.36	.27	2.02	2.29	(.27)	(.32)	(.59)	15.06	17.69		4,836		.33		.33		.66		1.91
10/31/2016	13.44	.26	.25	.51	(.24)	(.35)	(.59)	13.36	3.98		3,924		.35		.34		.71		2.02
Class C:
10/31/2020	15.19	.16	.90	1.06	(.17)	(.55)	(.72)	15.53	7.10		1,237		1.08		1.08		1.40		1.09
10/31/2019	14.54	.19	1.20	1.39	(.20)	(.54)	(.74)	15.19	10.20		1,262		1.09		1.09		1.41		1.31
10/31/2018	14.97	.15	(.16)	(.01)	(.15)	(.27)	(.42)	14.54	(.18)		1,155		1.09		1.09		1.42		1.00
10/31/2017	13.28	.16	2.01	2.17	(.16)	(.32)	(.48)	14.97	16.84		1,111		1.11		1.11		1.44		1.15
10/31/2016	13.37	.16	.25	.41	(.15)	(.35)	(.50)	13.28	3.16		923		1.13		1.12		1.49		1.23
Class T:
10/31/2020	15.29	.32	.91	1.23	(.33)	(.55)	(.88)	15.64	8.21	[7]	—	[8]	.08	[7]	.08	[7]	.40	[7]	2.10	[7]
10/31/2019	14.63	.34	1.20	1.54	(.34)	(.54)	(.88)	15.29	11.33	[7]	—	[8]	.08	[7]	.08	[7]	.40	[7]	2.35	[7]
10/31/2018	15.06	.31	(.17)	.14	(.30)	(.27)	(.57)	14.63	.82	[7]	—	[8]	.08	[7]	.08	[7]	.41	[7]	2.02	[7]
10/31/2017[9,10]	13.85	.14	1.19	1.33	(.12)	—	(.12)	15.06	9.67	[7,11]	—	[8]	.11	[7,12]	.11	[7,12]	.44	[7,12]	1.66	[7,12]
Class F-1:
10/31/2020	15.29	.27	.91	1.18	(.28)	(.55)	(.83)	15.64	7.88		198		.37		.37		.69		1.78
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.00		180		.38		.38		.70		2.01
10/31/2018	15.06	.26	(.16)	.10	(.26)	(.27)	(.53)	14.63	.53		156		.38		.38		.71		1.72
10/31/2017	13.35	.26	2.03	2.29	(.26)	(.32)	(.58)	15.06	17.72		150		.39		.39		.72		1.87
10/31/2016	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.86		111		.40		.39		.76		1.96
Class F-2:
10/31/2020	15.31	.31	.91	1.22	(.32)	(.55)	(.87)	15.66	8.15		818		.12		.12		.44		2.04
10/31/2019	14.65	.33	1.21	1.54	(.34)	(.54)	(.88)	15.31	11.27		714		.12		.12		.44		2.26
10/31/2018	15.08	.30	(.16)	.14	(.30)	(.27)	(.57)	14.65	.79		598		.12		.12		.45		1.94
10/31/2017	13.37	.29	2.04	2.33	(.30)	(.32)	(.62)	15.08	18.00		385		.13		.13		.46		2.08
10/31/2016	13.46	.29	.24	.53	(.27)	(.35)	(.62)	13.37	4.11		203		.14		.13		.50		2.20
Class F-3:
10/31/2020	15.30	.33	.90	1.23	(.34)	(.55)	(.89)	15.64	8.21		120		.01		.01		.33		2.15
10/31/2019	14.64	.35	1.20	1.55	(.35)	(.54)	(.89)	15.30	11.40		107		.01		.01		.33		2.36
10/31/2018	15.07	.31	(.16)	.15	(.31)	(.27)	(.58)	14.64	.89		70		.01		.01		.34		2.03
10/31/2017[9,13]	13.57	.19	1.50	1.69	(.19)	—	(.19)	15.07	12.57	[11]	28		.02	[12]	.02	[12]	.35	[12]	1.74	[12]

See end of tables for footnotes.

66	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2020	$15.28	$.27	$.91	$1.18	$(.28)	$(.55)	$(.83)	$15.63	7.89%		$730		.38%		.38%		.70%		1.75%
10/31/2019	14.62	.29	1.21	1.50	(.30)	(.54)	(.84)	15.28	10.99		591		.39		.39		.71		2.00
10/31/2018	15.05	.26	(.16)	.10	(.26)	(.27)	(.53)	14.62	.52		504		.39		.39		.72		1.70
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.64		439		.39		.39		.72		1.85
10/31/2016	13.44	.25	.24	.49	(.23)	(.35)	(.58)	13.35	3.81		329		.44		.43		.80		1.92
Class 529-C:
10/31/2020	15.20	.17	.89	1.06	(.15)	(.55)	(.70)	15.56	7.09		86		1.14		1.14		1.46		1.14
10/31/2019	14.55	.18	1.20	1.38	(.19)	(.54)	(.73)	15.20	10.13		164		1.15		1.15		1.47		1.26
10/31/2018	14.98	.14	(.17)	(.03)	(.13)	(.27)	(.40)	14.55	(.27)		155		1.15		1.15		1.48		.92
10/31/2017	13.29	.15	2.01	2.16	(.15)	(.32)	(.47)	14.98	16.75		159		1.18		1.18		1.51		1.07
10/31/2016	13.38	.15	.24	.39	(.13)	(.35)	(.48)	13.29	3.05		128		1.22		1.20		1.57		1.15
Class 529-E:
10/31/2020	15.25	.24	.90	1.14	(.25)	(.55)	(.80)	15.59	7.59		31		.61		.61		.93		1.55
10/31/2019	14.59	.26	1.21	1.47	(.27)	(.54)	(.81)	15.25	10.77		27		.62		.62		.94		1.78
10/31/2018	15.02	.22	(.16)	.06	(.22)	(.27)	(.49)	14.59	.29		23		.62		.62		.95		1.46
10/31/2017	13.33	.23	2.00	2.23	(.22)	(.32)	(.54)	15.02	17.31		21		.64		.64		.97		1.61
10/31/2016	13.41	.22	.25	.47	(.20)	(.35)	(.55)	13.33	3.67		17		.68		.66		1.03		1.71
Class 529-T:
10/31/2020	15.29	.31	.91	1.22	(.32)	(.55)	(.87)	15.64	8.15	[7]	—	[8]	.13	[7]	.13	[7]	.45	[7]	2.02	[7]
10/31/2019	14.63	.33	1.21	1.54	(.34)	(.54)	(.88)	15.29	11.26	[7]	—	[8]	.14	[7]	.14	[7]	.46	[7]	2.26	[7]
10/31/2018	15.06	.30	(.17)	.13	(.29)	(.27)	(.56)	14.63	.75	[7]	—	[8]	.15	[7]	.15	[7]	.48	[7]	1.94	[7]
10/31/2017[9,10]	13.85	.13	1.20	1.33	(.12)	—	(.12)	15.06	9.63	[7,11]	—	[8]	.18	[7,12]	.18	[7,12]	.51	[7,12]	1.59	[7,12]
Class 529-F-1:
10/31/2020	15.30	.30	.92	1.22	(.32)	(.55)	(.87)	15.65	8.14	[7]	—	[8]	.14	[7]	.14	[7]	.46	[7]	2.00	[7]
10/31/2019	14.64	.33	1.21	1.54	(.34)	(.54)	(.88)	15.30	11.25		56		.15		.15		.47		2.22
10/31/2018	15.07	.29	(.16)	.13	(.29)	(.27)	(.56)	14.64	.75		41		.15		.15		.48		1.92
10/31/2017	13.36	.29	2.03	2.32	(.29)	(.32)	(.61)	15.07	17.95		34		.18		.18		.51		2.05
10/31/2016	13.45	.28	.24	.52	(.26)	(.35)	(.61)	13.36	4.03		24		.21		.20		.57		2.12
Class 529-F-2:
10/31/2020[9,14]	15.64	—	—	—	—	—	—	15.64	—		67		—		—		—		—

See end of tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2020[9,14]	$15.64	$—	$—	$—	$—	$—	$—	$15.64	—%	$—	[8]	—%		—%		—%		—%
Class ABLE-A:
10/31/2020	15.27	.27	.92	1.19	(.28)	(.55)	(.83)	15.63	7.97	2		.39		.32		.64		1.74
10/31/2019	14.62	.27	1.23	1.50	(.31)	(.54)	(.85)	15.27	11.02	1		.40		.34		.66		1.84
10/31/2018[9,15]	15.52	.08	(.92)	(.84)	(.06)	—	(.06)	14.62	(5.45)[11]	—	[8]	.11	[11]	.09	[11]	.42	[11]	.50	[11]
Class ABLE-F-2:
10/31/2020[9,14]	15.64	—	—	—	—	—	—	15.64	—	—	[8]	—		—		—		—
Class R-1:
10/31/2020	15.21	.16	.91	1.07	(.18)	(.55)	(.73)	15.55	7.11	17		1.10		1.10		1.42		1.04
10/31/2019	14.57	.18	1.20	1.38	(.20)	(.54)	(.74)	15.21	10.14	14		1.11		1.11		1.43		1.24
10/31/2018	15.00	.14	(.15)	(.01)	(.15)	(.27)	(.42)	14.57	(.19)	9		1.10		1.10		1.43		.94
10/31/2017	13.30	.16	2.02	2.18	(.16)	(.32)	(.48)	15.00	16.86	8		1.11		1.11		1.44		1.13
10/31/2016	13.39	.16	.24	.40	(.14)	(.35)	(.49)	13.30	3.08	6		1.15		1.13		1.50		1.23
Class R-2:
10/31/2020	15.17	.16	.91	1.07	(.18)	(.55)	(.73)	15.51	7.12	159		1.08		1.08		1.40		1.08
10/31/2019	14.52	.19	1.20	1.39	(.20)	(.54)	(.74)	15.17	10.23	155		1.09		1.09		1.41		1.31
10/31/2018	14.96	.15	(.17)	(.02)	(.15)	(.27)	(.42)	14.52	(.23)	137		1.09		1.09		1.42		1.00
10/31/2017	13.27	.16	2.01	2.17	(.16)	(.32)	(.48)	14.96	16.88	122		1.10		1.10		1.43		1.14
10/31/2016	13.37	.16	.24	.40	(.15)	(.35)	(.50)	13.27	3.08	91		1.15		1.14		1.51		1.20
Class R-2E:
10/31/2020	15.25	.21	.90	1.11	(.22)	(.55)	(.77)	15.59	7.38	16		.81		.81		1.13		1.37
10/31/2019	14.59	.22	1.22	1.44	(.24)	(.54)	(.78)	15.25	10.57	14		.81		.81		1.13		1.53
10/31/2018	15.02	.19	(.16)	.03	(.19)	(.27)	(.46)	14.59	.10	9		.82		.82		1.15		1.27
10/31/2017	13.33	.20	2.02	2.22	(.21)	(.32)	(.53)	15.02	17.17	8		.80		.80		1.13		1.44
10/31/2016	13.44	.16	.29	.45	(.21)	(.35)	(.56)	13.33	3.47	4		.82		.82		1.19		1.19

See end of tables for footnotes.

68	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$15.24	$.23	$.90	$1.13	$(.24)	$(.55)	$(.79)	$15.58	7.54%		$117		.66%		.66%		.98%		1.50%
10/31/2019	14.58	.25	1.21	1.46	(.26)	(.54)	(.80)	15.24	10.72		110		.66		.66		.98		1.71
10/31/2018	15.01	.22	(.17)	.05	(.21)	(.27)	(.48)	14.58	.26		93		.66		.66		.99		1.42
10/31/2017	13.31	.22	2.02	2.24	(.22)	(.32)	(.54)	15.01	17.39		82		.65		.65		.98		1.58
10/31/2016	13.41	.22	.23	.45	(.20)	(.35)	(.55)	13.31	3.51		60		.70		.69		1.06		1.66
Class R-4:
10/31/2020	15.29	.28	.90	1.18	(.29)	(.55)	(.84)	15.63	7.84		65		.35		.35		.67		1.83
10/31/2019	14.63	.29	1.21	1.50	(.30)	(.54)	(.84)	15.29	11.02		70		.36		.36		.68		2.00
10/31/2018	15.05	.27	(.16)	.11	(.26)	(.27)	(.53)	14.63	.61		64		.36		.36		.69		1.75
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.68		74		.36		.36		.69		1.88
10/31/2016	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.88		55		.39		.38		.75		1.99
Class R-5E:
10/31/2020	15.28	.30	.91	1.21	(.32)	(.55)	(.87)	15.62	8.07		15		.16		.16		.48		1.94
10/31/2019	14.62	.31	1.22	1.53	(.33)	(.54)	(.87)	15.28	11.26		10		.16		.16		.48		2.12
10/31/2018	15.05	.29	(.16)	.13	(.29)	(.27)	(.56)	14.62	.76		6		.16		.16		.49		1.88
10/31/2017	13.34	.02	2.31	2.33	(.30)	(.32)	(.62)	15.05	18.06		4		.17		.16		.49		.12
10/31/2016[9,16]	13.41	.28	.26	.54	(.26)	(.35)	(.61)	13.34	4.20	[11]	—	[8]	.25	[12]	.24	[12]	.61	[12]	2.28	[12]
Class R-5:
10/31/2020	15.35	.32	.91	1.23	(.33)	(.55)	(.88)	15.70	8.19		20		.07		.07		.39		2.12
10/31/2019	14.68	.35	1.21	1.56	(.35)	(.54)	(.89)	15.35	11.37		21		.07		.07		.39		2.35
10/31/2018	15.11	.31	(.17)	.14	(.30)	(.27)	(.57)	14.68	.84		21		.07		.07		.40		2.03
10/31/2017	13.40	.30	2.03	2.33	(.30)	(.32)	(.62)	15.11	18.03		18		.07		.07		.40		2.08
10/31/2016	13.48	.30	.25	.55	(.28)	(.35)	(.63)	13.40	4.23		7		.09		.08		.45		2.24
Class R-6:
10/31/2020	15.32	.33	.91	1.24	(.34)	(.55)	(.89)	15.67	8.26		251		.01		.01		.33		2.15
10/31/2019	14.66	.35	1.20	1.55	(.35)	(.54)	(.89)	15.32	11.38		208		.02		.02		.34		2.35
10/31/2018	15.09	.32	(.17)	.15	(.31)	(.27)	(.58)	14.66	.89		119		.02		.02		.35		2.08
10/31/2017	13.38	.31	2.03	2.34	(.31)	(.32)	(.63)	15.09	18.11		83		.02		.02		.35		2.19
10/31/2016	13.46	.30	.25	.55	(.28)	(.35)	(.63)	13.38	4.28		52		.04		.02		.39		2.32

See end of tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$15.27	$.26	$.63	$.89	$(.29)	$(.30)	$(.59)	$15.57	5.92%	$6,238		.33%		.33%		.68%		1.72%
10/31/2019	14.29	.28	1.34	1.62	(.29)	(.35)	(.64)	15.27	11.86	5,621		.35		.35		.72		1.93
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.27)	4,655		.35		.35		.73		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.23	4,073		.35		.35		.73		1.68
10/31/2016	13.41	.21	.24	.45	(.21)	(.27)	(.48)	13.38	3.45	3,209		.37		.35		.73		1.57
Class C:
10/31/2020	15.17	.15	.63	.78	(.18)	(.30)	(.48)	15.47	5.18	1,129		1.07		1.07		1.42		1.01
10/31/2019	14.20	.18	1.32	1.50	(.18)	(.35)	(.53)	15.17	11.05	1,174		1.08		1.08		1.45		1.22
10/31/2018	14.77	.15	(.29)	(.14)	(.14)	(.29)	(.43)	14.20	(1.00)	1,081		1.08		1.08		1.46		1.02
10/31/2017	13.30	.13	1.73	1.86	(.13)	(.26)	(.39)	14.77	14.38	1,032		1.11		1.11		1.49		.92
10/31/2016	13.34	.10	.24	.34	(.11)	(.27)	(.38)	13.30	2.65	866		1.13		1.12		1.50		.80
Class T:
10/31/2020	15.28	.31	.62	.93	(.33)	(.30)	(.63)	15.58	6.20 [7]	—	[8]	.07	[7]	.07	[7]	.42	[7]	2.00	[7]
10/31/2019	14.29	.33	1.33	1.66	(.32)	(.35)	(.67)	15.28	12.22 [7]	—	[8]	.08	[7]	.08	[7]	.45	[7]	2.22	[7]
10/31/2018	14.87	.30	(.30)	— [6]	(.29)	(.29)	(.58)	14.29	(.08)[7]	—	[8]	.08	[7]	.08	[7]	.46	[7]	2.03	[7]
10/31/2017[9,10]	13.76	.13	1.10	1.23	(.12)	—	(.12)	14.87	8.96 [7,11]	—	[8]	.11	[7,12]	.11	[7,12]	.49	[7,12]	1.59	[7,12]
Class F-1:
10/31/2020	15.27	.26	.62	.88	(.28)	(.30)	(.58)	15.57	5.88	148		.37		.37		.72		1.69
10/31/2019	14.29	.28	1.33	1.61	(.28)	(.35)	(.63)	15.27	11.82	152		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.30)	138		.38		.38		.76		1.72
10/31/2017	13.38	.23	1.74	1.97	(.23)	(.26)	(.49)	14.86	15.15	140		.39		.39		.77		1.61
10/31/2016	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.43	137		.40		.39		.77		1.50
Class F-2:
10/31/2020	15.30	.30	.61	.91	(.32)	(.30)	(.62)	15.59	6.07	838		.11		.11		.46		1.95
10/31/2019	14.31	.31	1.35	1.66	(.32)	(.35)	(.67)	15.30	12.16	756		.12		.12		.49		2.14
10/31/2018	14.88	.29	(.28)	.01	(.29)	(.29)	(.58)	14.31	(.03)	611		.12		.12		.50		1.97
10/31/2017	13.40	.26	1.75	2.01	(.27)	(.26)	(.53)	14.88	15.45	401		.13		.13		.51		1.87
10/31/2016	13.43	.23	.25	.48	(.24)	(.27)	(.51)	13.40	3.68	222		.14		.13		.51		1.77
Class F-3:
10/31/2020	15.28	.31	.63	.94	(.34)	(.30)	(.64)	15.58	6.27	143		.01		.01		.36		2.04
10/31/2019	14.29	.33	1.34	1.67	(.33)	(.35)	(.68)	15.28	12.30	136		.01		.01		.38		2.23
10/31/2018	14.87	.31	(.30)	.01	(.30)	(.29)	(.59)	14.29	—	76		.01		.01		.39		2.06
10/31/2017[9,13]	13.48	.17	1.38	1.55	(.16)	—	(.16)	14.87	11.58 [11]	44		.02	[12]	.02	[12]	.40	[12]	1.55	[12]

See end of tables for footnotes.

70	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2020	$15.27	$.26	$.63	$.89	$(.29)	$(.30)	$(.59)	$15.57	5.89%	$457		.37%		.37%		.72%		1.68%
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	385		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.37)	332		.39		.39		.77		1.72
10/31/2017	13.38	.22	1.75	1.97	(.23)	(.26)	(.49)	14.86	15.14	280		.42		.42		.80		1.60
10/31/2016	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.38	213		.44		.42		.80		1.50
Class 529-C:
10/31/2020	15.20	.16	.61	.77	(.16)	(.30)	(.46)	15.51	5.11	65		1.12		1.12		1.47		1.03
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.03	118		1.13		1.13		1.50		1.17
10/31/2018	14.79	.14	(.29)	(.15)	(.13)	(.29)	(.42)	14.22	(1.09)	117		1.15		1.15		1.53		.93
10/31/2017	13.32	.12	1.73	1.85	(.12)	(.26)	(.38)	14.79	14.27	122		1.18		1.18		1.56		.84
10/31/2016	13.35	.09	.24	.33	(.09)	(.27)	(.36)	13.32	2.61	102		1.22		1.21		1.59		.72
Class 529-E:
10/31/2020	15.24	.23	.61	.84	(.25)	(.30)	(.55)	15.53	5.59	16		.59		.59		.94		1.49
10/31/2019	14.25	.25	1.34	1.59	(.25)	(.35)	(.60)	15.24	11.67	15		.61		.61		.98		1.69
10/31/2018	14.83	.22	(.30)	(.08)	(.21)	(.29)	(.50)	14.25	(.60)	13		.62		.62		1.00		1.48
10/31/2017	13.36	.19	1.74	1.93	(.20)	(.26)	(.46)	14.83	14.88	11		.64		.64		1.02		1.40
10/31/2016	13.39	.17	.24	.41	(.17)	(.27)	(.44)	13.36	3.16	9		.67		.66		1.04		1.26
Class 529-T:
10/31/2020	15.28	.30	.61	.91	(.32)	(.30)	(.62)	15.57	6.07 [7]	—	[8]	.13	[7]	.13	[7]	.48	[7]	1.94	[7]
10/31/2019	14.29	.32	1.34	1.66	(.32)	(.35)	(.67)	15.28	12.16 [7]	—	[8]	.13	[7]	.13	[7]	.50	[7]	2.16	[7]
10/31/2018	14.87	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.29	(.13)[7]	—	[8]	.14	[7]	.14	[7]	.52	[7]	1.96	[7]
10/31/2017[9,10]	13.76	.12	1.10	1.22	(.11)	—	(.11)	14.87	8.92 [7,11]	—	[8]	.18	[7,12]	.18	[7,12]	.56	[7,12]	1.52	[7,12]
Class 529-F-1:
10/31/2020	15.29	.30	.62	.92	(.32)	(.30)	(.62)	15.59	6.14 [7]	—	[8]	.12	[7]	.12	[7]	.47	[7]	1.93	[7]
10/31/2019	14.30	.31	1.35	1.66	(.32)	(.35)	(.67)	15.29	12.16	49		.13		.13		.50		2.15
10/31/2018	14.88	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.30	(.14)	40		.15		.15		.53		1.95
10/31/2017	13.39	.26	1.75	2.01	(.26)	(.26)	(.52)	14.88	15.46	31		.18		.18		.56		1.84
10/31/2016	13.42	.23	.23	.46	(.22)	(.27)	(.49)	13.39	3.60	22		.22		.20		.58		1.71
Class 529-F-2:
10/31/2020[9,14]	15.57	—	—	—	—	—	—	15.57	—	56		—		—		—		—

See end of tables for footnotes.

American Funds Portfolio Series	71

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2020[9,14]	$15.57	$—	$—	$—	$—	$—	$—	$15.57	—%	$—	[8]	—%		—%		—%		—%
Class ABLE-A:
10/31/2020	15.26	.26	.64	.90	(.29)	(.30)	(.59)	15.57	5.96	2		.38		.32		.67		1.68
10/31/2019	14.29	.26	1.35	1.61	(.29)	(.35)	(.64)	15.26	11.85	1		.40		.33		.70		1.78
10/31/2018[9,15]	15.02	.07	(.73)	(.66)	(.07)	—	(.07)	14.29	(4.40)[11]	—	[8]	.10	[11]	.08	[11]	.46	[11]	.46	[11]
Class ABLE-F-2:
10/31/2020[9,14]	15.57	—	—	—	—	—	—	15.57	—	—	[8]	—		—		—		—
Class R-1:
10/31/2020	15.20	.15	.62	.77	(.16)	(.30)	(.46)	15.51	5.13	10		1.11		1.11		1.46		.96
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.04	13		1.12		1.12		1.49		1.20
10/31/2018	14.80	.15	(.30)	(.15)	(.14)	(.29)	(.43)	14.22	(1.07)	12		1.11		1.11		1.49		.99
10/31/2017	13.33	.13	1.73	1.86	(.13)	(.26)	(.39)	14.80	14.32	10		1.11		1.11		1.49		.94
10/31/2016	13.36	.10	.24	.34	(.10)	(.27)	(.37)	13.33	2.66	10		1.15		1.13		1.51		.78
Class R-2:
10/31/2020	15.18	.15	.62	.77	(.18)	(.30)	(.48)	15.47	5.10	122		1.08		1.08		1.43		1.00
10/31/2019	14.20	.17	1.34	1.51	(.18)	(.35)	(.53)	15.18	11.11	124		1.10		1.10		1.47		1.20
10/31/2018	14.78	.15	(.29)	(.14)	(.15)	(.29)	(.44)	14.20	(1.06)	106		1.10		1.10		1.48		1.01
10/31/2017	13.31	.13	1.73	1.86	(.13)	(.26)	(.39)	14.78	14.39	100		1.09		1.09		1.47		.92
10/31/2016	13.35	.10	.24	.34	(.11)	(.27)	(.38)	13.31	2.63	75		1.16		1.14		1.52		.76
Class R-2E:
10/31/2020	15.26	.19	.63	.82	(.22)	(.30)	(.52)	15.56	5.40	10		.82		.82		1.17		1.24
10/31/2019	14.28	.21	1.34	1.55	(.22)	(.35)	(.57)	15.26	11.38	11		.81		.81		1.18		1.42
10/31/2018	14.82	.16	(.27)	(.11)	(.14)	(.29)	(.43)	14.28	(.82)	7		.85		.85		1.23		1.10
10/31/2017	13.36	.15	1.76	1.91	(.19)	(.26)	(.45)	14.82	14.74	16		.80		.80		1.18		1.08
10/31/2016	13.40	.09	.31	.40	(.17)	(.27)	(.44)	13.36	3.09	3		.82		.82		1.20		.73

See end of tables for footnotes.

72	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$15.23	$.22	$.62	$.84	$(.24)	$(.30)	$(.54)	$15.53	5.60%	$140		.65%		.65%		1.00%		1.41%
10/31/2019	14.25	.24	1.33	1.57	(.24)	(.35)	(.59)	15.23	11.54	135		.66		.66		1.03		1.62
10/31/2018	14.83	.21	(.29)	(.08)	(.21)	(.29)	(.50)	14.25	(.64)	119		.66		.66		1.04		1.43
10/31/2017	13.35	.19	1.74	1.93	(.19)	(.26)	(.45)	14.83	14.91	105		.65		.65		1.03		1.36
10/31/2016	13.38	.16	.24	.40	(.16)	(.27)	(.43)	13.35	3.13	80		.71		.69		1.07		1.24
Class R-4:
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89	94		.36		.36		.71		1.73
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	97		.36		.36		.73		1.92
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.35)	99		.36		.36		.74		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.24	94		.35		.35		.73		1.67
10/31/2016	13.41	.21	.23	.44	(.20)	(.27)	(.47)	13.38	3.43	55		.40		.38		.76		1.62
Class R-5E:
10/31/2020	15.28	.29	.63	.92	(.32)	(.30)	(.62)	15.58	6.10	13		.16		.16		.51		1.88
10/31/2019	14.30	.30	1.34	1.64	(.31)	(.35)	(.66)	15.28	12.05	14		.16		.16		.53		2.08
10/31/2018	14.87	.28	(.28)	— [6]	(.28)	(.29)	(.57)	14.30	(.06)	10		.15		.15		.53		1.84
10/31/2017	13.38	.17	1.83	2.00	(.25)	(.26)	(.51)	14.87	15.41	7		.16		.16		.54		1.22
10/31/2016[9,16]	13.44	.20	.23	.43	(.22)	(.27)	(.49)	13.38	3.38 [11]	—	[8]	.26	[12]	.25	[12]	.63	[12]	1.60	[12]
Class R-5:
10/31/2020	15.31	.31	.62	.93	(.33)	(.30)	(.63)	15.61	6.20	23		.06		.06		.41		2.00
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.21	22		.07		.07		.44		2.25
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.01	21		.07		.07		.45		2.04
10/31/2017	13.41	.27	1.74	2.01	(.27)	(.26)	(.53)	14.89	15.50	19		.07		.07		.45		1.93
10/31/2016	13.43	.24	.25	.49	(.24)	(.27)	(.51)	13.41	3.79	12		.10		.08		.46		1.85
Class R-6:
10/31/2020	15.31	.32	.62	.94	(.34)	(.30)	(.64)	15.61	6.25	407		.01		.01		.36		2.06
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.27	409		.02		.02		.39		2.26
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.06	288		.02		.02		.40		2.08
10/31/2017	13.40	.28	1.75	2.03	(.28)	(.26)	(.54)	14.89	15.64	253		.02		.02		.40		1.96
10/31/2016	13.43	.24	.25	.49	(.25)	(.27)	(.52)	13.40	3.77	138		.04		.02		.40		1.81

See end of tables for footnotes.

American Funds Portfolio Series	73

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$12.80	$.41	$(.38)	$.03	$(.42)	$(.17)	$(.59)	$12.24	.23%		$3,910		.33%		.33%		.60%		3.26%
10/31/2019	12.22	.41	.75	1.16	(.41)	(.17)	(.58)	12.80	9.85		3,794		.34		.34		.63		3.28
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.27		3,225		.34		.34		.63		3.05
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62		3,175		.36		.36		.66		2.93
10/31/2016	11.55	.36	.24	.60	(.40)	(.05)	(.45)	11.70	5.30		2,655		.36		.35		.65		3.13
Class C:
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)		622		1.06		1.06		1.33		2.54
10/31/2019	12.15	.32	.74	1.06	(.32)	(.17)	(.49)	12.72	9.02		696		1.07		1.07		1.36		2.56
10/31/2018	12.55	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.15	(.49)		654		1.08		1.08		1.37		2.31
10/31/2017	11.64	.26	.98	1.24	(.28)	(.05)	(.33)	12.55	10.77		689		1.11		1.11		1.41		2.18
10/31/2016	11.49	.27	.24	.51	(.31)	(.05)	(.36)	11.64	4.55		627		1.14		1.12		1.42		2.35
Class T:
10/31/2020	12.80	.44	(.36)	.08	(.46)	(.17)	(.63)	12.25	.60	[7]	—	[8]	.05	[7]	.05	[7]	.32	[7]	3.55	[7]
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.15	[7]	—	[8]	.05	[7]	.05	[7]	.34	[7]	3.59	[7]
10/31/2018	12.62	.42	(.35)	.07	(.41)	(.06)	(.47)	12.22	.52	[7]	—	[8]	.08	[7]	.08	[7]	.37	[7]	3.32	[7]
10/31/2017[9,10]	12.11	.20	.50	.70	(.19)	—	(.19)	12.62	5.83	[7,11]	—	[8]	.11	[7,12]	.11	[7,12]	.41	[7,12]	2.84	[7,12]
Class F-1:
10/31/2020	12.80	.40	(.37)	.03	(.41)	(.17)	(.58)	12.25	.26		87		.37		.37		.64		3.22
10/31/2019	12.23	.40	.74	1.14	(.40)	(.17)	(.57)	12.80	9.70		90		.38		.38		.67		3.25
10/31/2018	12.63	.39	(.35)	.04	(.38)	(.06)	(.44)	12.23	.22		75		.38		.38		.67		3.06
10/31/2017	11.70	.35	.99	1.34	(.36)	(.05)	(.41)	12.63	11.66		88		.39		.39		.69		2.91
10/31/2016	11.55	.36	.23	.59	(.39)	(.05)	(.44)	11.70	5.26		83		.41		.39		.69		3.09
Class F-2:
10/31/2020	12.81	.43	(.36)	.07	(.45)	(.17)	(.62)	12.26	.52		387		.12		.12		.39		3.48
10/31/2019	12.24	.44	.73	1.17	(.43)	(.17)	(.60)	12.81	9.98		411		.12		.12		.41		3.49
10/31/2018	12.64	.41	(.34)	.07	(.41)	(.06)	(.47)	12.24	.50		331		.12		.12		.41		3.25
10/31/2017	11.71	.38	1.00	1.38	(.40)	(.05)	(.45)	12.64	11.95		264		.13		.13		.43		3.14
10/31/2016	11.56	.40	.22	.62	(.42)	(.05)	(.47)	11.71	5.54		174		.14		.13		.43		3.45
Class F-3:
10/31/2020	12.80	.45	(.37)	.08	(.46)	(.17)	(.63)	12.25	.63		60		.01		.01		.28		3.58
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.19		56		.02		.02		.31		3.63
10/31/2018	12.62	.43	(.35)	.08	(.42)	(.06)	(.48)	12.22	.60		45		.02		.02		.31		3.41
10/31/2017[9,13]	11.96	.28	.67	.95	(.29)	—	(.29)	12.62	8.02	[11]	20		.02	[12]	.02	[12]	.32	[12]	2.96	[12]

See end of tables for footnotes.

74	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2020	$12.79	$.40	$(.36)	$.04	$(.42)	$(.17)	$(.59)	$12.24	.28%		$209		.37%		.37%		.64%		3.20%
10/31/2019	12.21	.40	.75	1.15	(.40)	(.17)	(.57)	12.79	9.83		176		.36		.36		.65		3.24
10/31/2018	12.62	.38	(.35)	.03	(.38)	(.06)	(.44)	12.21	.14		137		.40		.40		.69		3.01
10/31/2017	11.69	.35	.99	1.34	(.36)	(.05)	(.41)	12.62	11.64		100		.42		.42		.72		2.86
10/31/2016	11.54	.35	.23	.58	(.38)	(.05)	(.43)	11.69	5.21		81		.44		.43		.73		3.05
Class 529-C:
10/31/2020	12.73	.32	(.37)	(.05)	(.32)	(.17)	(.49)	12.19	(.46)		30		1.11		1.11		1.38		2.58
10/31/2019	12.16	.31	.74	1.05	(.31)	(.17)	(.48)	12.73	8.96		54		1.12		1.12		1.41		2.49
10/31/2018	12.56	.28	(.34)	(.06)	(.28)	(.06)	(.34)	12.16	(.57)		46		1.14		1.14		1.43		2.21
10/31/2017	11.64	.26	.98	1.24	(.27)	(.05)	(.32)	12.56	10.79		52		1.16		1.16		1.46		2.13
10/31/2016	11.50	.26	.23	.49	(.30)	(.05)	(.35)	11.64	4.35		47		1.22		1.20		1.50		2.27
Class 529-E:
10/31/2020	12.79	.37	(.37)	—6	(.39)	(.17)	(.56)	12.23	(.03)		7		.59		.59		.86		3.01
10/31/2019	12.21	.38	.74	1.12	(.37)	(.17)	(.54)	12.79	9.55		6		.59		.59		.88		3.07
10/31/2018	12.61	.35	(.34)	.01	(.35)	(.06)	(.41)	12.21	(.01)		7		.61		.61		.90		2.76
10/31/2017	11.69	.32	.98	1.30	(.33)	(.05)	(.38)	12.61	11.31		7		.64		.64		.94		2.65
10/31/2016	11.53	.32	.25	.57	(.36)	(.05)	(.41)	11.69	5.05		6		.68		.66		.96		2.81
Class 529-T:
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.54	[7]	—	[8]	.11	[7]	.11	[7]	.38	[7]	3.48	[7]
10/31/2019	12.22	.44	.74	1.18	(.43)	(.17)	(.60)	12.80	10.08	[7]	—	[8]	.11	[7]	.11	[7]	.40	[7]	3.51	[7]
10/31/2018	12.62	.41	(.34)	.07	(.41)	(.06)	(.47)	12.22	.46	[7]	—	[8]	.15	[7]	.15	[7]	.44	[7]	3.24	[7]
10/31/2017[9,10]	12.11	.19	.51	.70	(.19)	—	(.19)	12.62	5.79	[7,11]	—	[8]	.19	[7,12]	.19	[7,12]	.49	[7,12]	2.77	[7,12]
Class 529-F-1:
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.53	[7]	—	[8]	.12	[7]	.12	[7]	.39	[7]	3.46	[7]
10/31/2019	12.23	.43	.74	1.17	(.43)	(.17)	(.60)	12.80	9.99		32		.12		.12		.41		3.46
10/31/2018	12.63	.41	(.34)	.07	(.41)	(.06)	(.47)	12.23	.47		20		.14		.14		.43		3.29
10/31/2017	11.70	.38	.99	1.37	(.39)	(.05)	(.44)	12.63	11.89		10		.18		.18		.48		3.13
10/31/2016	11.55	.38	.23	.61	(.41)	(.05)	(.46)	11.70	5.45		9		.21		.20		.50		3.26
Class 529-F-2:
10/31/2020[9,14]	12.24	—	—	—	—	—	—	12.24	—		36		—		—		—		—

See end of tables for footnotes.

American Funds Portfolio Series	75

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2020[9,14]	$12.24	$—	$—	$—	$—	$—	$—	$12.24	—%	$—	[8]	—%		—%		—%		—%
Class ABLE-A:
10/31/2020	12.78	.40	(.36)	.04	(.42)	(.17)	(.59)	12.23	.29	1		.38		.31		.58		3.23
10/31/2019	12.22	.40	.74	1.14	(.41)	(.17)	(.58)	12.78	9.72	—	[8]	.39		.32		.61		3.17
10/31/2018[9,15]	12.54	.12	(.34)	(.22)	(.10)	—	(.10)	12.22	(1.75)[11]	—	[8]	.09	[11]	.07	[11]	.36	[11]	.91	[11]
Class ABLE-F-2:
10/31/2020[9,14]	12.24	—	—	—	—	—	—	12.24	—	—	[8]	—		—		—		—
Class R-1:
10/31/2020	12.74	.30	(.36)	(.06)	(.33)	(.17)	(.50)	12.18	(.54)	2		1.13		1.13		1.40		2.45
10/31/2019	12.17	.31	.74	1.05	(.31)	(.17)	(.48)	12.74	8.93	2		1.14		1.14		1.43		2.48
10/31/2018	12.57	.29	(.35)	(.06)	(.28)	(.06)	(.34)	12.17	(.54)	1		1.12		1.12		1.41		2.31
10/31/2017	11.65	.26	.99	1.25	(.28)	(.05)	(.33)	12.57	10.82	2		1.11		1.11		1.41		2.15
10/31/2016	11.50	.27	.24	.51	(.31)	(.05)	(.36)	11.65	4.50	2		1.15		1.13		1.43		2.33
Class R-2:
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)	43		1.08		1.08		1.35		2.52
10/31/2019	12.16	.31	.74	1.05	(.32)	(.17)	(.49)	12.72	8.93	44		1.10		1.10		1.39		2.52
10/31/2018	12.56	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.16	(.47)	34		1.10		1.10		1.39		2.30
10/31/2017	11.64	.27	.98	1.25	(.28)	(.05)	(.33)	12.56	10.88	32		1.09		1.09		1.39		2.19
10/31/2016	11.50	.27	.23	.50	(.31)	(.05)	(.36)	11.64	4.44	27		1.17		1.15		1.45		2.33
Class R-2E:
10/31/2020	12.79	.34	(.36)	(.02)	(.35)	(.17)	(.52)	12.25	(.22)	—	[8]	.83		.83		1.10		2.74
10/31/2019	12.22	.34	.75	1.09	(.35)	(.17)	(.52)	12.79	9.27	1		.82		.82		1.11		2.74
10/31/2018	12.61	.32	(.34)	(.02)	(.31)	(.06)	(.37)	12.22	(.22)	1		.83		.83		1.12		2.53
10/31/2017	11.69	.30	.98	1.28	(.31)	(.05)	(.36)	12.61	11.14	—	[8]	.79		.79		1.09		2.51
10/31/2016	11.54	.19	.42	.61	(.41)	(.05)	(.46)	11.69	5.39	—	[8]	.68		.67		.97		1.65

See end of tables for footnotes.

76	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$12.77	$.37	$(.37)	$—	[6]	$(.38)	$(.17)	$(.55)	$12.22	—%	$35		.64%		.64%		.91%		2.94%
10/31/2019	12.20	.37	.74	1.11		(.37)	(.17)	(.54)	12.77	9.43	34		.66		.66		.95		2.95
10/31/2018	12.60	.34	(.34)	—	[6]	(.34)	(.06)	(.40)	12.20	(.05)	30		.66		.66		.95		2.74
10/31/2017	11.68	.32	.98	1.30		(.33)	(.05)	(.38)	12.60	11.32	31		.65		.65		.95		2.66
10/31/2016	11.53	.32	.24	.56		(.36)	(.05)	(.41)	11.68	4.98	25		.71		.69		.99		2.79
Class R-4:
10/31/2020	12.80	.40	(.36)	.04		(.42)	(.17)	(.59)	12.25	.28	33		.36		.36		.63		3.24
10/31/2019	12.22	.40	.75	1.15		(.40)	(.17)	(.57)	12.80	9.80	37		.37		.37		.66		3.21
10/31/2018	12.62	.38	(.34)	.04		(.38)	(.06)	(.44)	12.22	.24	31		.37		.37		.66		3.02
10/31/2017	11.70	.36	.98	1.34		(.37)	(.05)	(.42)	12.62	11.62	36		.35		.35		.65		2.93
10/31/2016	11.55	.35	.24	.59		(.39)	(.05)	(.44)	11.70	5.28	31		.40		.38		.68		3.07
Class R-5E:
10/31/2020	12.79	.42	(.37)	.05		(.44)	(.17)	(.61)	12.23	.40	7		.17		.17		.44		3.37
10/31/2019	12.21	.42	.76	1.18		(.43)	(.17)	(.60)	12.79	10.04	5		.16		.16		.45		3.36
10/31/2018	12.61	.40	(.33)	.07		(.41)	(.06)	(.47)	12.21	.46	4		.15		.15		.44		3.18
10/31/2017	11.69	.23	1.13	1.36		(.39)	(.05)	(.44)	12.61	11.86	3		.16		.16		.46		1.81
10/31/2016[9,16]	11.47	.42	.27	.69		(.42)	(.05)	(.47)	11.69	6.14 [11]	—	[8]	.26	[12]	.25	[12]	.55	[12]	3.77	[12]
Class R-5:
10/31/2020	12.83	.44	(.38)	.06		(.45)	(.17)	(.62)	12.27	.50	6		.06		.06		.33		3.56
10/31/2019	12.25	.44	.75	1.19		(.44)	(.17)	(.61)	12.83	10.11	8		.07		.07		.36		3.56
10/31/2018	12.65	.42	(.34)	.08		(.42)	(.06)	(.48)	12.25	.55	7		.07		.07		.36		3.33
10/31/2017	11.72	.39	.99	1.38		(.40)	(.05)	(.45)	12.65	12.00	7		.07		.07		.37		3.21
10/31/2016	11.57	.39	.24	.63		(.43)	(.05)	(.48)	11.72	5.56	4		.10		.08		.38		3.35
Class R-6:
10/31/2020	12.82	.45	(.37)	.08		(.46)	(.17)	(.63)	12.27	.63	61		.02		.02		.29		3.58
10/31/2019	12.24	.45	.74	1.19		(.44)	(.17)	(.61)	12.82	10.17	63		.02		.02		.31		3.61
10/31/2018	12.64	.43	(.35)	.08		(.42)	(.06)	(.48)	12.24	.59	37		.02		.02		.31		3.38
10/31/2017	11.72	.40	.98	1.38		(.41)	(.05)	(.46)	12.64	11.96	33		.02		.02		.32		3.25
10/31/2016	11.56	.40	.24	.64		(.43)	(.05)	(.48)	11.72	5.71	25		.04		.03		.33		3.43

See end of tables for footnotes.

American Funds Portfolio Series	77

Financial highlights (continued)

Tax-Aware Conservative Growth and Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$14.05	$.31	$(.04)	$.27	$(.32)	$(.20)	$(.52)	$13.80	1.95%		$2,298		.35%		.35%		.66%		2.28%
10/31/2019	13.22	.34	1.07	1.41	(.34)	(.24)	(.58)	14.05	11.08		2,027		.35		.35		.68		2.54
10/31/2018	13.57	.34	(.14)	.20	(.33)	(.22)	(.55)	13.22	1.43		1,555		.38		.38		.72		2.47
10/31/2017	12.54	.34	1.13	1.47	(.33)	(.11)	(.44)	13.57	12.03		1,229		.39		.39		.73		2.63
10/31/2016	12.40	.33	.22	.55	(.33)	(.08)	(.41)	12.54	4.52		889		.43		.42		.78		2.69
Class C:
10/31/2020	13.94	.22	(.04)	.18	(.22)	(.20)	(.42)	13.70	1.32		331		1.05		1.05		1.36		1.58
10/31/2019	13.13	.25	1.05	1.30	(.25)	(.24)	(.49)	13.94	10.24		327		1.05		1.05		1.38		1.84
10/31/2018	13.49	.24	(.14)	.10	(.24)	(.22)	(.46)	13.13	.68		268		1.08		1.08		1.42		1.77
10/31/2017	12.46	.24	1.14	1.38	(.24)	(.11)	(.35)	13.49	11.32		213		1.12		1.12		1.46		1.90
10/31/2016	12.34	.24	.21	.45	(.25)	(.08)	(.33)	12.46	3.70		155		1.14		1.13		1.49		1.97
Class T:
10/31/2020	14.05	.36	(.05)	.31	(.36)	(.20)	(.56)	13.80	2.26	[7]	—	[8]	.05	[7]	.05	[7]	.36	[7]	2.58	[7]
10/31/2019	13.22	.39	1.06	1.45	(.38)	(.24)	(.62)	14.05	11.40	[7]	—	[8]	.05	[7]	.05	[7]	.38	[7]	2.85	[7]
10/31/2018	13.57	.38	(.14)	.24	(.37)	(.22)	(.59)	13.22	1.72	[7]	—	[8]	.09	[7]	.09	[7]	.43	[7]	2.76	[7]
10/31/2017[9,10]	12.81	.20	.74	.94	(.18)	—	(.18)	13.57	7.41	[7,11]	—	[8]	.12	[7,12]	.12	[7,12]	.46	[7,12]	2.72	[7,12]
Class F-1:
10/31/2020	14.04	.31	(.04)	.27	(.31)	(.20)	(.51)	13.80	1.98		233		.39		.39		.70		2.25
10/31/2019	13.22	.34	1.06	1.40	(.34)	(.24)	(.58)	14.04	10.96		247		.39		.39		.72		2.50
10/31/2018	13.57	.33	(.13)	.20	(.33)	(.22)	(.55)	13.22	1.44		188		.39		.39		.73		2.45
10/31/2017	12.53	.34	1.15	1.49	(.34)	(.11)	(.45)	13.57	12.15		134		.39		.39		.73		2.59
10/31/2016	12.40	.33	.21	.54	(.33)	(.08)	(.41)	12.53	4.47		39		.41		.40		.76		2.69
Class F-2:
10/31/2020	14.07	.35	(.05)	.30	(.35)	(.20)	(.55)	13.82	2.17		282		.12		.12		.43		2.51
10/31/2019	13.24	.38	1.06	1.44	(.37)	(.24)	(.61)	14.07	11.31		272		.13		.13		.46		2.76
10/31/2018	13.59	.37	(.14)	.23	(.36)	(.22)	(.58)	13.24	1.70		179		.13		.13		.47		2.71
10/31/2017	12.55	.37	1.14	1.51	(.36)	(.11)	(.47)	13.59	12.36		101		.14		.14		.48		2.85
10/31/2016	12.42	.37	.20	.57	(.36)	(.08)	(.44)	12.55	4.72		62		.15		.14		.50		2.95
Class F-3:
10/31/2020	14.06	.36	(.05)	.31	(.36)	(.20)	(.56)	13.81	2.29		60		.02		.02		.33		2.61
10/31/2019	13.23	.39	1.07	1.46	(.39)	(.24)	(.63)	14.06	11.43		54		.02		.02		.35		2.91
10/31/2018	13.58	.38	(.13)	.25	(.38)	(.22)	(.60)	13.23	1.80		53		.02		.02		.36		2.81
10/31/2017[9,13]	12.62	.30	.93	1.23	(.27)	—	(.27)	13.58	9.83	[11]	21		.02	[12]	.02	[12]	.36	[12]	2.95	[12]

See end of tables for footnotes.

78	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$10.01	$.13	$.41	$.54	$(.15)	$—	$(.15)	$10.40	5.39%	$1,805		.39%		.39%		.66%		1.25%
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.07	1,035		.39		.39		.68		1.82
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.63)	929		.39		.39		.69		1.52
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.08	988		.42		.42		.72		1.07
10/31/2016	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	803		.42		.41		.71		1.05
Class C:
10/31/2020	10.00	.06	.40	.46	(.08)	—	(.08)	10.38	4.58	174		1.09		1.09		1.36		.57
10/31/2019	9.68	.11	.32	.43	(.11)	—	(.11)	10.00	4.43	119		1.11		1.11		1.40		1.10
10/31/2018	9.90	.08	(.22)	(.14)	(.08)	—	(.08)	9.68	(1.45)	120		1.11		1.11		1.41		.79
10/31/2017	10.01	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.90	(.53)	155		1.13		1.13		1.43		.37
10/31/2016	9.93	.03	.09	.12	(.04)	—	(.04)	10.01	1.18	175		1.15		1.14		1.44		.32
Class T:
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.70 [7]	—	[8]	.10	[7]	.10	[7]	.37	[7]	1.61	[7]
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.38 [7]	—	[8]	.10	[7]	.10	[7]	.39	[7]	2.11	[7]
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.45)[7]	—	[8]	.10	[7]	.10	[7]	.40	[7]	1.81	[7]
10/31/2017[9,10]	9.91	.07	.02	.09	(.08)	—	(.08)	9.92	.89 [7,11]	—	[8]	.14	[7,12]	.14	[7,12]	.44	[7,12]	1.31	[7,12]
Class F-1:
10/31/2020	10.01	.12	.42	.54	(.15)	—	(.15)	10.40	5.42	65		.38		.38		.65		1.17
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.06	22		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.64)	21		.40		.40		.70		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.09	26		.41		.41		.71		1.10
10/31/2016	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	27		.42		.41		.71		1.04
Class F-2:
10/31/2020	10.01	.15	.41	.56	(.17)	—	(.17)	10.40	5.68	412		.12		.12		.39		1.41
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.36	107		.12		.12		.41		2.09
10/31/2018	9.91	.17	(.21)	(.04)	(.17)	—	(.17)	9.70	(.36)	81		.13		.13		.43		1.78
10/31/2017	10.03	.13	(.09)	.04	(.15)	(.01)	(.16)	9.91	.36	68		.15		.15		.45		1.35
10/31/2016	9.95	.13	.08	.21	(.13)	—	(.13)	10.03	2.18	49		.15		.14		.44		1.31
Class F-3:
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.77	53		.03		.03		.30		1.46
10/31/2019	9.69	.22	.31	.53	(.21)	—	(.21)	10.01	5.56	9		.03		.03		.32		2.17
10/31/2018	9.91	.19	(.23)	(.04)	(.18)	—	(.18)	9.69	(.37)	2		.03		.03		.33		1.92
10/31/2017[9,13]	9.88	.11	.03	.14	(.11)	—	(.11)	9.91	1.38 [11]	1		.04	[12]	.04	[12]	.34	[12]	1.40	[12]

See end of tables for footnotes.

American Funds Portfolio Series	79

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2020	$10.00	$.13	$.41	$.54	$(.15)	$—	$(.15)	$10.39	5.40%	$211		.39%		.39%		.66%		1.25%
10/31/2019	9.69	.18	.31	.49	(.18)	—	(.18)	10.00	5.07	132		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.22)	(.07)	(.15)	—	(.15)	9.69	(.76)	101		.42		.42		.72		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.07	85		.43		.43		.73		1.07
10/31/2016	9.94	.10	.09	.19	(.10)	—	(.10)	10.03	1.97	77		.45		.43		.73		1.03
Class 529-C:
10/31/2020	10.00	.06	.40	.46	(.07)	—	(.07)	10.39	4.60	21		1.15		1.15		1.42		.61
10/31/2019	9.69	.10	.31	.41	(.10)	—	(.10)	10.00	4.27	31		1.16		1.16		1.45		1.05
10/31/2018	9.90	.07	(.21)	(.14)	(.07)	—	(.07)	9.69	(1.42)	27		1.17		1.17		1.47		.74
10/31/2017	10.02	.03	(.09)	(.06)	(.05)	(.01)	(.06)	9.90	(.69)	36		1.19		1.19		1.49		.31
10/31/2016	9.94	.02	.09	.11	(.03)	—	(.03)	10.02	1.10	34		1.23		1.22		1.52		.24
Class 529-E:
10/31/2020	10.00	.11	.40	.51	(.12)	—	(.12)	10.39	5.16	8		.61		.61		.88		1.06
10/31/2019	9.69	.16	.31	.47	(.16)	—	(.16)	10.00	4.84	6		.62		.62		.91		1.59
10/31/2018	9.91	.13	(.23)	(.10)	(.12)	—	(.12)	9.69	(.96)	4		.63		.63		.93		1.29
10/31/2017	10.02	.08	(.08)	— [6]	(.10)	(.01)	(.11)	9.91	(.05)	4		.66		.66		.96		.84
10/31/2016	9.94	.08	.08	.16	(.08)	—	(.08)	10.02	1.64	3		.69		.68		.98		.78
Class 529-T:
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.63 [7]	—	[8]	.16	[7]	.16	[7]	.43	[7]	1.54	[7]
10/31/2019	9.70	.20	.31	.51	(.20)	—	(.20)	10.01	5.31 [7]	—	[8]	.17	[7]	.17	[7]	.46	[7]	2.04	[7]
10/31/2018	9.92	.17	(.22)	(.05)	(.17)	—	(.17)	9.70	(.51)[7]	—	[8]	.17	[7]	.17	[7]	.47	[7]	1.74	[7]
10/31/2017[9,10]	9.91	.07	.01	.08	(.07)	—	(.07)	9.92	.84 [7,11]	—	[8]	.21	[7,12]	.21	[7,12]	.51	[7,12]	1.24	[7,12]
Class 529-F-1:
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.64 [7]	—	[8]	.15	[7]	.15	[7]	.42	[7]	1.52	[7]
10/31/2019	9.69	.20	.32	.52	(.20)	—	(.20)	10.01	5.42	29		.17		.17		.46		2.05
10/31/2018	9.91	.17	(.22)	(.05)	(.17)	—	(.17)	9.69	(.51)	21		.17		.17		.47		1.75
10/31/2017	10.03	.13	(.10)	.03	(.14)	(.01)	(.15)	9.91	.31	17		.20		.20		.50		1.30
10/31/2016	9.94	.12	.10	.22	(.13)	—	(.13)	10.03	2.19	14		.23		.22		.52		1.24
Class 529-F-2:
10/31/2020[9,14]	10.40	—	—	—	—	—	—	10.40	—	40		—		—		—		—

See end of tables for footnotes.

80	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2020[9,14]	$10.40	$—	$—	$—	$—	$—	$—	$10.40	—%	$—	[8]	—%		—%		—%		—%
Class ABLE-A:
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	—	[8]	.39		.33		.60		1.30
10/31/2019	9.69	.19	.31	.50	(.18)	—	(.18)	10.01	5.21	—	[8]	.40		.34		.63		1.89
10/31/2018[9,15]	9.74	.05	(.04)	.01	(.06)	—	(.06)	9.69	.14 [7,11]	—	[8]	.10	[7,11]	.08	[7,11]	.38	[7,11]	.52	[7,11]
Class ABLE-F-2:
10/31/2020[9,14]	10.40	—	—	—	—	—	—	10.40	—	—	[8]	—		—		—		—
Class R-1:
10/31/2020	10.01	.04	.41	.45	(.07)	—	(.07)	10.39	4.50	1		1.18		1.18		1.45		.41
10/31/2019	9.69	.10	.32	.42	(.10)	—	(.10)	10.01	4.34	—	[8]	1.18		1.18		1.47		1.02
10/31/2018	9.91	.07	(.22)	(.15)	(.07)	—	(.07)	9.69	(1.51)	—	[8]	1.15		1.15		1.45		.70
10/31/2017	10.02	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.91	(.58)	1		1.14		1.14		1.44		.39
10/31/2016	9.94	.03	.09	.12	(.04)	—	(.04)	10.02	1.17	2		1.16		1.15		1.45		.31
Class R-2:
10/31/2020	9.98	.06	.40	.46	(.07)	—	(.07)	10.37	4.66	25		1.13		1.13		1.40		.55
10/31/2019	9.67	.11	.31	.42	(.11)	—	(.11)	9.98	4.32	17		1.13		1.13		1.42		1.09
10/31/2018	9.89	.08	(.22)	(.14)	(.08)	—	(.08)	9.67	(1.45)	14		1.12		1.12		1.42		.79
10/31/2017	10.00	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.89	(.50)	15		1.10		1.10		1.40		.40
10/31/2016	9.93	.03	.08	.11	(.04)	—	(.04)	10.00	1.07	17		1.20		1.18		1.48		.27
Class R-2E:
10/31/2020	10.01	.08	.41	.49	(.10)	—	(.10)	10.40	4.95	1		.83		.83		1.10		.82
10/31/2019	9.70	.14	.30	.44	(.13)	—	(.13)	10.01	4.57	1		.86		.86		1.15		1.37
10/31/2018	9.91	.10	(.21)	(.11)	(.10)	—	(.10)	9.70	(1.11)	1		.85		.85		1.15		1.02
10/31/2017	10.02	.07	(.09)	(.02)	(.08)	(.01)	(.09)	9.91	(.27)	2		.84		.84		1.14		.67
10/31/2016	9.95	.07	.08	.15	(.08)	—	(.08)	10.02	1.53	3		.81		.81		1.11		.69

See end of tables for footnotes.

American Funds Portfolio Series	81

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2020	$10.00	$.10	$.41	$.51	$(.12)	$—	$(.12)	$10.39	5.12%	$29		.67%		.67%		.94%		.99%
10/31/2019	9.69	.15	.31	.46	(.15)	—	(.15)	10.00	4.77	19		.67		.67		.96		1.54
10/31/2018	9.91	.12	(.22)	(.10)	(.12)	—	(.12)	9.69	(1.00)	16		.67		.67		.97		1.24
10/31/2017	10.02	.08	(.08)	— [6]	(.10)	(.01)	(.11)	9.91	(.06)	16		.67		.67		.97		.83
10/31/2016	9.94	.07	.09	.16	(.08)	—	(.08)	10.02	1.60	15		.73		.71		1.01		.74
Class R-4:
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.43	17		.36		.36		.63		1.31
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.09	12		.37		.37		.66		1.84
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.60)	12		.37		.37		.67		1.55
10/31/2017	10.03	.11	(.09)	.02	(.13)	(.01)	(.14)	9.91	.13	11		.37		.37		.67		1.12
10/31/2016	9.95	.11	.08	.19	(.11)	—	(.11)	10.03	1.92	10		.41		.40		.70		1.06
Class R-5E:
10/31/2020	10.02	.15	.41	.56	(.17)	—	(.17)	10.41	5.61	3		.18		.18		.45		1.46
10/31/2019	9.70	.20	.32	.52	(.20)	—	(.20)	10.02	5.41	2		.18		.18		.47		2.04
10/31/2018	9.92	.18	(.23)	(.05)	(.17)	—	(.17)	9.70	(.49)	—	[8]	.17		.17		.47		1.81
10/31/2017	10.04	.14	(.10)	.04	(.15)	(.01)	(.16)	9.92	.39	—	[8]	.18		.11		.41		1.40
10/31/2016[9,16]	9.91	.11	.13	.24	(.11)	—	(.11)	10.04	2.48 [11]	—	[8]	.28	[12]	.27	[12]	.57	[12]	1.19	[12]
Class R-5:
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.72	6		.08		.08		.35		1.50
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.40	2		.09		.09		.38		2.12
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.42)	2		.08		.08		.38		1.80
10/31/2017	10.03	.14	(.09)	.05	(.15)	(.01)	(.16)	9.92	.52	3		.08		.08		.38		1.39
10/31/2016	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.21	1		.11		.10		.40		1.35
Class R-6:
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.76	44		.03		.03		.30		1.59
10/31/2019	9.70	.22	.30	.52	(.21)	—	(.21)	10.01	5.45	23		.03		.03		.32		2.18
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.37)	13		.03		.03		.33		1.88
10/31/2017	10.03	.14	(.08)	.06	(.16)	(.01)	(.17)	9.92	.57	14		.04		.04		.34		1.45
10/31/2016	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.27	11		.06		.04		.34		1.41

See end of tables for footnotes.

82	American Funds Portfolio Series

Financial highlights (continued)

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2020	$9.88	$.13	$.16	$.29	$(.14)	$10.03	2.98%	$426		.37%		.36%		.66%		1.27%
10/31/2019	9.57	.17	.31	.48	(.17)	9.88	5.03	333		.38		.37		.70		1.71
10/31/2018	9.79	.16	(.22)	(.06)	(.16)	9.57	(.59)	307		.40		.39		.73		1.69
10/31/2017	9.90	.18	(.10)	.08	(.19)	9.79	.81	336		.44		.43		.77		1.89
10/31/2016	9.91	.22	(.01)	.21	(.22)	9.90	2.08	338		.47		.44		.74		2.21
Class C:
10/31/2020	9.87	.06	.15	.21	(.07)	10.01	2.16	39		1.07		1.06		1.36		.58
10/31/2019	9.56	.10	.31	.41	(.10)	9.87	4.28	39		1.08		1.07		1.40		1.01
10/31/2018	9.78	.10	(.23)	(.13)	(.09)	9.56	(1.30)	44		1.10		1.09		1.43		.99
10/31/2017	9.89	.12	(.11)	.01	(.12)	9.78	.10	54		1.14		1.13		1.47		1.20
10/31/2016	9.89	.15	— [6]	.15	(.15)	9.89	1.48	64		1.17		1.14		1.44		1.51
Class T:
10/31/2020	9.88	.16	.16	.32	(.17)	10.03	3.28 [7]	—	[8]	.07	[7]	.07	[7]	.37	[7]	1.58	[7]
10/31/2019	9.57	.20	.31	.51	(.20)	9.88	5.34 [7]	—	[8]	.08	[7]	.07	[7]	.40	[7]	2.01	[7]
10/31/2018	9.79	.19	(.22)	(.03)	(.19)	9.57	(.31)[7]	—	[8]	.11	[7]	.10	[7]	.44	[7]	1.98	[7]
10/31/2017[9,10]	9.76	.11	.04	.15	(.12)	9.79	1.50 [7,11]	—	[8]	.14	[7,12]	.12	[7,12]	.46	[7,12]	1.95	[7,12]
Class F-1:
10/31/2020	9.88	.12	.17	.29	(.14)	10.03	2.93	9		.39		.40		.70		1.16
10/31/2019	9.57	.16	.31	.47	(.16)	9.88	4.95	4		.43		.41		.74		1.66
10/31/2018	9.80	.16	(.23)	(.07)	(.16)	9.57	(.73)	4		.42		.41		.75		1.66
10/31/2017	9.90	.19	(.10)	.09	(.19)	9.80	.93	11		.42		.41		.75		1.91
10/31/2016	9.91	.22	(.01)	.21	(.22)	9.90	2.13	11		.43		.40		.70		2.23
Class F-2:
10/31/2020	9.88	.15	.16	.31	(.16)	10.03	3.21	112		.13		.13		.43		1.47
10/31/2019	9.57	.19	.31	.50	(.19)	9.88	5.28	58		.14		.13		.46		1.94
10/31/2018	9.79	.19	(.22)	(.03)	(.19)	9.57	(.33)	43		.14		.13		.47		1.95
10/31/2017	9.90	.21	(.10)	.11	(.22)	9.79	1.09	34		.16		.15		.49		2.17
10/31/2016	9.91	.25	(.02)	.23	(.24)	9.90	2.37	34		.18		.15		.45		2.50
Class F-3:
10/31/2020	9.88	.15	.17	.32	(.17)	10.03	3.32	19		.04		.03		.33		1.54
10/31/2019	9.57	.20	.31	.51	(.20)	9.88	5.37	7		.04		.03		.36		2.01
10/31/2018	9.79	.20	(.22)	(.02)	(.20)	9.57	(.23)	2		.04		.04		.38		2.03
10/31/2017[9,13]	9.69	.15	.11	.26	(.16)	9.79	2.70 [11]	1		.03	[12]	.01	[12]	.35	[12]	2.02	[12]

See end of tables for footnotes.

American Funds Portfolio Series	83

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes	2020	2019		2018		2017	2016
Global Growth Portfolio	27%	3%		1%		64%	2%
Growth Portfolio	30	—	[18]	—	[18]	33	—	[18]
Growth and Income Portfolio	13	1		—	[18]	30	—	[18]
Moderate Growth and Income Portfolio	17	1		—	[18]	15	—	[18]
Conservative Growth and Income Portfolio	23	1		2		1	8
Tax-Aware Conservative Growth and Income Portfolio	14	1		2		13	—	[18]
Preservation Portfolio	1	4		8		25	2
Tax-Exempt Preservation Portfolio	7	15		13		45	6

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain from CRMC and/or Virginia529. During some of the periods shown, CRMC waived a portion of investment advisory services fees on all funds and/or reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio. In addition, during some of the periods shown, Virginia529 waived a portion of ABLE plan services fees for existing Class ABLE shares.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Amount less than $.01.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Based on operations for a period that is less than a full year.
[10]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[11]	Not annualized.
[12]	Annualized.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class 529-F-2, Class 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[15]	Class ABLE-A shares began investment operations on July 13, 2018.
[16]	Class R-5E shares began investment operations on November 20, 2015.
[17]	Amount less than .01%.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

84	American Funds Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Portfolio Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds Portfolio Series (the “Funds”) comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Moderate Growth and Income Portfolio, American Funds Conservative Growth and Income Portfolio, American Funds Tax-Aware Conservative Growth and Income Portfolio (formerly American Funds Tax-Advantaged Growth and Income Portfolio), American Funds Preservation Portfolio, and American Funds Tax-Exempt Preservation Portfolio, including the investment portfolios, as of October 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2020, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

December 10, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Portfolio Series	85

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2020, through October 31, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

86	American Funds Portfolio Series

Expense example (continued)

Global Growth Portfolio

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,196.43	$2.05	.37%	$4.48	.81%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	4.13	.81
Class C – actual return	1,000.00	1,192.59	6.19	1.12	8.62	1.56
Class C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.93	1.56
Class T – actual return	1,000.00	1,198.22	.72	.13	3.16	.57
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.91	.57
Class F-1 – actual return	1,000.00	1,196.81	2.05	.37	4.49	.81
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	4.13	.81
Class F-2 – actual return	1,000.00	1,197.58	.61	.11	3.05	.55
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.80	.55
Class F-3 – actual return	1,000.00	1,197.96	.06	.01	2.49	.45
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.29	.45
Class 529-A – actual return	1,000.00	1,196.16	2.21	.40	4.65	.84
Class 529-A – assumed 5% return	1,000.00	1,023.19	2.04	.40	4.28	.84
Class 529-C – actual return	1,000.00	1,191.03	6.52	1.18	8.95	1.62
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	8.24	1.62
Class 529-E – actual return	1,000.00	1,194.59	3.43	.62	5.86	1.06
Class 529-E – assumed 5% return	1,000.00	1,022.08	3.16	.62	5.40	1.06
Class 529-T – actual return	1,000.00	1,197.58	1.05	.19	3.49	.63
Class 529-T – assumed 5% return	1,000.00	1,024.25	.97	.19	3.21	.63
Class 529-F-1 – actual return	1,000.00	1,197.32	1.00	.18	3.43	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	3.16	.62
Class ABLE-A – actual return	1,000.00	1,196.15	1.88	.34	4.32	.78
Class ABLE-A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.97	.78
Class R-1 – actual return	1,000.00	1,193.01	5.75	1.04	8.18	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.96	5.30	1.04	7.53	1.48
Class R-2 – actual return	1,000.00	1,191.90	6.08	1.10	8.51	1.54
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.83	1.54
Class R-2E – actual return	1,000.00	1,193.79	4.48	.81	6.91	1.25
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.36	1.25
Class R-3 – actual return	1,000.00	1,194.72	3.65	.66	6.09	1.10
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.60	1.10
Class R-4 – actual return	1,000.00	1,196.80	1.94	.35	4.37	.79
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	4.02	.79
Class R-5E – actual return	1,000.00	1,197.57	.89	.16	3.32	.60
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	3.06	.60
Class R-5 – actual return	1,000.00	1,198.49	.39	.07	2.83	.51
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.60	.51
Class R-6 – actual return	1,000.00	1,197.97	.06	.01	2.49	.45
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.29	.45

See end of tables for footnotes.

American Funds Portfolio Series	87

Expense example (continued)

Growth Portfolio

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,168.69	$2.02	.37%	$3.99	.73%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.72	.73
Class C – actual return	1,000.00	1,164.81	6.06	1.11	8.02	1.47
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.48	1.47
Class T – actual return	1,000.00	1,170.30	.66	.12	2.63	.48
Class T – assumed 5% return	1,000.00	1,024.60	.61	.12	2.45	.48
Class F-1 – actual return	1,000.00	1,168.69	2.02	.37	3.99	.73
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.72	.73
Class F-2 – actual return	1,000.00	1,170.86	.60	.11	2.57	.47
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.40	.47
Class F-3 – actual return	1,000.00	1,171.26	.05	.01	2.02	.37
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.89	.37
Class 529-A – actual return	1,000.00	1,168.39	2.35	.43	4.32	.79
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	4.02	.79
Class 529-C – actual return	1,000.00	1,164.31	6.38	1.17	8.35	1.53
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.78	1.53
Class 529-E – actual return	1,000.00	1,167.25	3.39	.62	5.35	.98
Class 529-E – assumed 5% return	1,000.00	1,022.08	3.16	.62	4.99	.98
Class 529-T – actual return	1,000.00	1,170.42	.93	.17	2.90	.53
Class 529-T – assumed 5% return	1,000.00	1,024.35	.87	.17	2.70	.53
Class 529-F-1 – actual return	1,000.00	1,170.01	.93	.17	2.90	.53
Class 529-F-1 – assumed 5% return	1,000.00	1,024.35	.87	.17	2.70	.53
Class ABLE-A – actual return	1,000.00	1,168.89	1.80	.33	3.77	.69
Class ABLE-A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.52	.69
Class R-1 – actual return	1,000.00	1,165.01	6.00	1.10	7.97	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.43	1.46
Class R-2 – actual return	1,000.00	1,165.00	5.95	1.09	7.91	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.37	1.45
Class R-2E – actual return	1,000.00	1,166.37	4.42	.81	6.39	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	5.96	1.17
Class R-3 – actual return	1,000.00	1,167.06	3.55	.65	5.52	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.14	1.01
Class R-4 – actual return	1,000.00	1,168.97	1.91	.35	3.88	.71
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.62	.71
Class R-5E – actual return	1,000.00	1,170.12	.82	.15	2.79	.51
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.60	.51
Class R-5 – actual return	1,000.00	1,170.56	.33	.06	2.30	.42
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.14	.42
Class R-6 – actual return	1,000.00	1,170.96	.05	.01	2.02	.37
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.89	.37

See end of table for footnotes.

88	American Funds Portfolio Series

Expense example (continued)

Growth and Income Portfolio

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,102.43	$1.75	.33%	$3.44	.65%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.31	.65
Class C – actual return	1,000.00	1,098.50	5.66	1.07	7.35	1.39
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.07	1.39
Class T – actual return	1,000.00	1,103.84	.37	.07	2.07	.39
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	1.99	.39
Class F-1 – actual return	1,000.00	1,103.03	1.96	.37	3.66	.69
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.52	.69
Class F-2 – actual return	1,000.00	1,103.48	.58	.11	2.28	.43
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.19	.43
Class F-3 – actual return	1,000.00	1,104.18	.05	.01	1.75	.33
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33
Class 529-A – actual return	1,000.00	1,102.34	1.96	.37	3.66	.69
Class 529-A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.52	.69
Class 529-C – actual return	1,000.00	1,097.98	5.98	1.13	7.67	1.45
Class 529-C – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.37	1.45
Class 529-E – actual return	1,000.00	1,100.67	3.18	.60	4.87	.92
Class 529-E – assumed 5% return	1,000.00	1,022.18	3.06	.60	4.69	.92
Class 529-T – actual return	1,000.00	1,103.54	.69	.13	2.39	.45
Class 529-T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.29	.45
Class 529-F-1 – actual return	1,000.00	1,104.22	.69	.13	2.39	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.29	.45
Class ABLE-A – actual return	1,000.00	1,103.13	1.64	.31	3.34	.63
Class ABLE-A – assumed 5% return	1,000.00	1,023.64	1.58	.31	3.21	.63
Class R-1 – actual return	1,000.00	1,098.53	5.82	1.10	7.51	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.22	1.42
Class R-2 – actual return	1,000.00	1,098.73	5.71	1.08	7.41	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.12	1.40
Class R-2E – actual return	1,000.00	1,100.36	4.29	.81	5.98	1.13
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	5.75	1.13
Class R-3 – actual return	1,000.00	1,101.23	3.44	.65	5.14	.97
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.94	.97
Class R-4 – actual return	1,000.00	1,102.43	1.85	.35	3.55	.67
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.41	.67
Class R-5E – actual return	1,000.00	1,103.60	.80	.15	2.49	.47
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.40	.47
Class R-5 – actual return	1,000.00	1,104.24	.32	.06	2.02	.38
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.94	.38
Class R-6 – actual return	1,000.00	1,103.97	.05	.01	1.75	.33
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33

See end of tables for footnotes.

American Funds Portfolio Series	89

Expense example (continued)

Moderate Growth and Income Portfolio

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,080.93	$1.68	.32%	$3.51	.67%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.41	.67
Class C – actual return	1,000.00	1,076.85	5.55	1.06	7.38	1.41
Class C – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.17	1.41
Class T – actual return	1,000.00	1,082.22	.37	.07	2.20	.42
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	2.14	.42
Class F-1 – actual return	1,000.00	1,079.94	1.89	.36	3.72	.71
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.62	.71
Class F-2 – actual return	1,000.00	1,081.21	.58	.11	2.41	.46
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.35	.46
Class F-3 – actual return	1,000.00	1,082.56	.05	.01	1.89	.36
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.84	.36
Class 529-A – actual return	1,000.00	1,080.78	1.89	.36	3.72	.71
Class 529-A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.62	.71
Class 529-C – actual return	1,000.00	1,076.49	5.81	1.11	7.64	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.43	1.46
Class 529-E – actual return	1,000.00	1,078.99	3.09	.59	4.93	.94
Class 529-E – assumed 5% return	1,000.00	1,022.23	3.01	.59	4.79	.94
Class 529-T – actual return	1,000.00	1,081.27	.63	.12	2.47	.47
Class 529-T – assumed 5% return	1,000.00	1,024.60	.61	.12	2.40	.47
Class 529-F-1 – actual return	1,000.00	1,081.91	.63	.12	2.47	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.40	.47
Class ABLE-A – actual return	1,000.00	1,080.74	1.57	.30	3.41	.65
Class ABLE-A – assumed 5% return	1,000.00	1,023.69	1.53	.30	3.31	.65
Class R-1 – actual return	1,000.00	1,076.86	5.71	1.09	7.54	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.32	1.44
Class R-2 – actual return	1,000.00	1,076.85	5.65	1.08	7.49	1.43
Class R-2 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.27	1.43
Class R-2E – actual return	1,000.00	1,078.43	4.24	.81	6.08	1.16
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	5.90	1.16
Class R-3 – actual return	1,000.00	1,078.79	3.41	.65	5.24	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.09	1.00
Class R-4 – actual return	1,000.00	1,080.06	1.89	.36	3.72	.71
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.62	.71
Class R-5E – actual return	1,000.00	1,081.00	.84	.16	2.68	.51
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.60	.51
Class R-5 – actual return	1,000.00	1,082.12	.31	.06	2.15	.41
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.09	.41
Class R-6 – actual return	1,000.00	1,082.40	.05	.01	1.89	.36
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.84	.36

See end of tables for footnotes.

90	American Funds Portfolio Series

Expense example (continued)

Conservative Growth and Income Portfolio

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,049.96	$1.65	.32%	$3.05	.59%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.01	.59
Class C – actual return	1,000.00	1,046.41	5.42	1.05	6.81	1.32
Class C – assumed 5% return	1,000.00	1,019.91	5.35	1.05	6.72	1.32
Class T – actual return	1,000.00	1,052.24	.21	.04	1.60	.31
Class T – assumed 5% return	1,000.00	1,025.00	.20	.04	1.58	.31
Class F-1 – actual return	1,000.00	1,050.51	1.91	.37	3.31	.64
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.26	.64
Class F-2 – actual return	1,000.00	1,051.81	.57	.11	1.97	.38
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	1.94	.38
Class F-3 – actual return	1,000.00	1,052.42	.05	.01	1.45	.28
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.43	.28
Class 529-A – actual return	1,000.00	1,050.68	1.86	.36	3.26	.63
Class 529-A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.21	.63
Class 529-C – actual return	1,000.00	1,046.45	5.62	1.09	7.02	1.36
Class 529-C – assumed 5% return	1,000.00	1,019.71	5.55	1.09	6.92	1.36
Class 529-E – actual return	1,000.00	1,048.62	2.99	.58	4.39	.85
Class 529-E – assumed 5% return	1,000.00	1,022.28	2.96	.58	4.33	.85
Class 529-T – actual return	1,000.00	1,051.93	.52	.10	1.91	.37
Class 529-T – assumed 5% return	1,000.00	1,024.70	.51	.10	1.89	.37
Class 529-F-1 – actual return	1,000.00	1,051.88	.57	.11	1.97	.38
Class 529-F-1 – assumed 5% return	1,000.00	1,024.65	.56	.11	1.94	.38
Class ABLE-A – actual return	1,000.00	1,050.68	1.55	.30	2.95	.57
Class ABLE-A – assumed 5% return	1,000.00	1,023.69	1.53	.30	2.91	.57
Class R-1 – actual return	1,000.00	1,046.32	5.78	1.12	7.17	1.39
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.07	1.39
Class R-2 – actual return	1,000.00	1,046.45	5.57	1.08	6.96	1.35
Class R-2 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	6.87	1.35
Class R-2E – actual return	1,000.00	1,047.73	4.39	.85	5.78	1.12
Class R-2E – assumed 5% return	1,000.00	1,020.92	4.33	.85	5.70	1.12
Class R-3 – actual return	1,000.00	1,049.38	3.31	.64	4.70	.91
Class R-3 – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.63	.91
Class R-4 – actual return	1,000.00	1,050.60	1.81	.35	3.20	.62
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.16	.62
Class R-5E – actual return	1,000.00	1,050.83	.83	.16	2.22	.43
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.19	.43
Class R-5 – actual return	1,000.00	1,051.17	.31	.06	1.71	.33
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.68	.33
Class R-6 – actual return	1,000.00	1,052.31	.05	.01	1.45	.28
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.43	.28

See end of tables for footnotes.

American Funds Portfolio Series	91

Expense example (continued)

Tax-Aware Conservative Growth and Income Portfolio

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,080.11	$1.78	.34%	$3.41	.65%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.31	.65
Class C – actual return	1,000.00	1,076.19	5.44	1.04	7.06	1.35
Class C – assumed 5% return	1,000.00	1,019.96	5.30	1.04	6.87	1.35
Class T – actual return	1,000.00	1,081.66	.21	.04	1.84	.35
Class T – assumed 5% return	1,000.00	1,025.00	.20	.04	1.79	.35
Class F-1 – actual return	1,000.00	1,079.82	1.99	.38	3.62	.69
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.52	.69
Class F-2 – actual return	1,000.00	1,081.14	.58	.11	2.20	.42
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.14	.42
Class F-3 – actual return	1,000.00	1,081.79	.05	.01	1.68	.32
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.63	.32

See end of tables for footnotes.

92	American Funds Portfolio Series

Expense example (continued)

Preservation Portfolio

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,015.52	$1.93	.38%	$3.30	.65%
Class A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.31	.65
Class C – actual return	1,000.00	1,011.04	5.47	1.08	6.84	1.35
Class C – assumed 5% return	1,000.00	1,019.76	5.50	1.08	6.87	1.35
Class T – actual return	1,000.00	1,016.93	.46	.09	1.83	.36
Class T – assumed 5% return	1,000.00	1,024.75	.46	.09	1.84	.36
Class F-1 – actual return	1,000.00	1,015.70	1.88	.37	3.25	.64
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.26	.64
Class F-2 – actual return	1,000.00	1,016.87	.56	.11	1.93	.38
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	1.94	.38
Class F-3 – actual return	1,000.00	1,017.29	.10	.02	1.47	.29
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.48	.29
Class 529-A – actual return	1,000.00	1,014.53	1.93	.38	3.30	.65
Class 529-A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.31	.65
Class 529-C – actual return	1,000.00	1,011.60	5.78	1.14	7.15	1.41
Class 529-C – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.17	1.41
Class 529-E – actual return	1,000.00	1,014.35	3.05	.60	4.42	.87
Class 529-E – assumed 5% return	1,000.00	1,022.18	3.06	.60	4.43	.87
Class 529-T – actual return	1,000.00	1,016.63	.76	.15	2.13	.42
Class 529-T – assumed 5% return	1,000.00	1,024.45	.77	.15	2.14	.42
Class 529-F-1 – actual return	1,000.00	1,016.67	.71	.14	2.08	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,024.50	.71	.14	2.09	.41
Class ABLE-A – actual return	1,000.00	1,015.51	1.63	.32	3.00	.59
Class ABLE-A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.01	.59
Class R-1 – actual return	1,000.00	1,011.06	5.88	1.16	7.25	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.27	1.43
Class R-2 – actual return	1,000.00	1,011.94	5.63	1.11	7.00	1.38
Class R-2 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.02	1.38
Class R-2E – actual return	1,000.00	1,013.22	4.11	.81	5.48	1.08
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	5.50	1.08
Class R-3 – actual return	1,000.00	1,014.17	3.35	.66	4.72	.93
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.74	.93
Class R-4 – actual return	1,000.00	1,015.61	1.78	.35	3.15	.62
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.16	.62
Class R-5E – actual return	1,000.00	1,016.54	.86	.17	2.24	.44
Class R-5E – assumed 5% return	1,000.00	1,024.35	.87	.17	2.24	.44
Class R-5 – actual return	1,000.00	1,017.07	.36	.07	1.73	.34
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.73	.34
Class R-6 – actual return	1,000.00	1,017.28	.15	.03	1.53	.30
Class R-6 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.53	.30

See end of tables for footnotes.

American Funds Portfolio Series	93

Expense example (continued)

Tax-Exempt Preservation Portfolio

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,033.29	$1.85	.36%	$3.38	.66%
Class A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66
Class C – actual return	1,000.00	1,028.65	5.42	1.06	6.95	1.36
Class C – assumed 5% return	1,000.00	1,019.86	5.40	1.06	6.92	1.36
Class T – actual return	1,000.00	1,034.78	.36	.07	1.90	.37
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	1.89	.37
Class F-1 – actual return	1,000.00	1,031.93	2.00	.39	3.53	.69
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.52	.69
Class F-2 – actual return	1,000.00	1,034.49	.62	.12	2.15	.42
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.14	.42
Class F-3 – actual return	1,000.00	1,034.97	.15	.03	1.69	.33
Class F-3 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.68	.33

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

94	American Funds Portfolio Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2020:

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Long-term capital gains	$165,436,000	$475,445,000	$391,673,000	$197,594,000
Foreign taxes (per share)	$0.011	$0.004	$0.005	$0.006
Foreign source income (per share)	$0.10	$0.03	$0.05	$0.07
Qualified dividend income	100%	100%	100%	$160,600,000
Corporate dividends received deduction	$24,573,000	100%	$137,150,000	$98,226,000
U.S. government income that may be exempt from state taxation	$1,227,000	$3,141,000	$19,675,000	$21,563,000

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Long-term capital gains	$89,157,000	$48,352,000	$999,000	—
Foreign taxes (per share)	—	$0.004	—	—
Foreign source income (per share)	—	$0.04	—	—
Qualified dividend income	$113,592,000	100%*	$9,000	—
Corporate dividends received deduction	$72,276,000	$27,577,000	$8,000	—
Exempt interest dividends	—	$40,870,000	—	$6,337,000
U.S. government income that may be exempt from state taxation	$19,862,000	$783,000	$10,402,000	—

*	The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2021, to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their tax advisors.

American Funds Portfolio Series	95

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2012	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None
R. Clark Hooper, 1946	2012	Private investor	89	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85	Compass Minerals, Inc. (producer of salt and specialty fertilizers)

Interested trustees[4,5]

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2019	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None
Bradley J. Vogt, 1965	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

96	American Funds Portfolio Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Andrew B. Suzman, 1967 President	2012	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
Walt Burkley, 1966 Executive Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]; Director, The Capital Group Companies, Inc.[6]
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Samir Mathur, 1965 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Wesley K. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
William L. Robbins, 1968 Senior Vice President	2020	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]
Maria Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Director, Capital Group Investment Management Limited[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Portfolio Series	97

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98	American Funds Portfolio Series

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American Funds Portfolio Series	99

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

100	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report.

You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFPS

Registrant:
a) Audit Fees:
Audit	2019	66,000
	2020	130,000

b) Audit-Related Fees:
	2019	8,000
	2020	8,000

c) Tax Fees:
	2019	31,000
	2020	31,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	1,591,000
	2020	1,605,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2019	20,000
	2020	68,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	2,000
	2020	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,652,000 for fiscal year 2019 and $1,712,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2020

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2020